UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04416

Allegiant Funds

(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: February 29, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 42.1%
Consumer Discretionary — 4.4%
Aeropostale*#	1,150	$31
Ambassadors Group	5,400	97
Bluegreen*	6,700	57
Cablevision Systems*	22,279	597
Capella Education*#	1,200	63
Carter’s*	5,410	84
Ctrip.com International, ADR	2,305	140
Deckers Outdoor*	500	55
DeVry	600	26
Dick’s Sporting Goods*	31,300	863
Gap	13,740	277
Harman International Industries	1,830	75
Iconix Brand Group*	1,400	29
International Game Technology	15,100	682
Jakks Pacific*	1,800	50
Las Vegas Sands*	7,900	658
MGM Mirage*	18,266	1,125
Morningstar*	1,000	65
New Oriental Education & Technology Group, ADR*#	12,600	786
Nike, Cl B	12,020	724
Pool	5,200	99
Select Comfort*	3,700	16
Sonic*	2,520	54
Starwood Hotels & Resorts Worldwide	16,430	778
Steiner Leisure*	1,900	62
Strayer Education#	900	140
Thor Industries	2,500	76
Time Warner	65,537	1,023
Tupperware Brands	1,200	44
Universal Electronics*#	1,100	25
WMS Industries*	1,500	57

		8,858

Consumer Staples — 4.1%
Bunge#	9,860	1,093
Casey’s General Stores	3,300	83
Central European Distribution*	800	46
Coca-Cola	9,517	556
Colgate-Palmolive	12,760	971
Dean Foods*#	26,526	571
Flowers Foods#	3,200	72
Kraft Foods	34,683	1,081
PepsiCo	14,200	988
Pricesmart#	900	22
Procter & Gamble	5,087	337
Reynolds American#	5,820	371
Sara Lee	46,857	592
UST	10,064	546
Wal-Mart Stores	17,750	880
WD-40	600	19

		8,228

Energy — 5.7%
Alon USA Energy	7,120	112
Apache	8,841	1,014
Atlas America	950	57
Atwood Oceanics*	900	84
Bois d’Arc Energy*	2,500	54
Chevron	16,894	1,464
ConocoPhillips	11,517	953

	Number of Shares	Value (000)

Core Laboratories NV*	200	$24
Diamond Offshore Drilling#	7,500	906
Encore Acquisition*	4,300	158
EOG Resources	3,710	441
Exterran Holdings*	567	39
ExxonMobil	17,190	1,496
Forest Oil*	8,648	427
ION Geophysical*	1,990	26
Oil States International*	3,840	162
Schlumberger#	10,500	908
St. Mary Land & Exploration	2,000	74
Sunoco Logistics Partners#	600	32
Tidewater#	16,200	910
TransOcean*#	9,045	1,271
Weatherford International*	12,850	886
W-H Energy Services*	800	50

		11,548

Financials — 6.3%
Affiliated Managers Group*	1,100	106
Allstate	5,240	250
American Express	12,700	537
American International Group	22,948	1,075
Amerisafe*	2,000	26
BanColombia SA, ADR	2,600	88
Bear Stearns#	5,480	438
Chubb	7,009	357
Citigroup	39,624	940
City Holding	1,000	37
Corus Bankshares	6,050	63
DiamondRock Hospitality REIT	1,900	24
Discover Financial Services	38,249	577
eHealth*#	1,000	25
Fannie Mae	9,597	265
First Marblehead	3,700	45
FirstService*	5,660	127
GAMCO Investors, Cl A	500	28
Genworth Financial, Cl A	24,906	577
GFI Group*	300	23
Goldman Sachs	5,010	850
Great Southern Bancorp	1,360	24
Hercules Technology Growth Capital#	2,600	31
Invesco	22,410	574
JPMorgan Chase	21,226	863
Lazard, Cl A	3,600	138
Loews	29,400	1,230
Marsh & McLennan	29,447	750
Max Capital Group	2,900	80
Mid-America Apartment Communities REIT	1,100	53
Montpelier Re Holdings	4,400	70
Nationwide Health Properties REIT	3,400	103
Navigators Group*	900	49
Philadelphia Consolidated Holding*	1,300	44
Portfolio Recovery Associates*	2,900	106
Prudential Financial	12,860	938
Safety Insurance Group	1,600	59
Signature Bank*	2,300	61
Southwest Bancorp	4,180	68
SVB Financial Group*#	2,000	91
Travelers	7,385	343
UMB Financial	2,000	77
Wachovia	11,021	337
Wells Fargo	8,665	253

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
WP Carey & Co. LLC	800	$26

		12,826

Healthcare — 6.1%
Abbott Laboratories	13,710	734
Amedisys*#	1,100	47
AMERIGROUP*	1,300	47
AmSurg*	2,600	63
Bio-Reference Labs*	5,400	149
Boston Scientific*	25,660	323
Bristol-Myers Squibb	27,331	618
Cerner*#	14,000	608
Dentsply International#	24,100	941
Gen-Probe*	16,600	794
Genzyme*#	9,560	678
HealthExtras*	2,800	77
Hologic*#	13,700	826
Integra LifeSciences Holdings*#	1,200	50
Johnson & Johnson	14,003	867
KV Pharmaceutical*#	1,400	35
Lifecell*#	2,300	93
Medtronic	11,520	569
Merck	10,659	472
Meridian Bioscience	1,200	41
Parexel International*	1,400	77
Pfizer	68,088	1,517
Pharmaceutical Product Development	3,170	143
PharmaNet Development Group*	700	20
Schering-Plough	58,259	1,264
Sciele Pharma*	1,100	23
Syneron Medical*	5,300	86
Techne*	1,200	82
Thermo Fisher Scientific*#	18,700	1,046

		12,290

Industrials — 4.4%
A.O. Smith	1,100	40
Barnes Group	2,500	57
Crane	600	25
Danaher	14,850	1,101
Dynamic Materials#	1,300	74
Esterline Technologies*	3,800	199
FedEx	5,370	473
First Solar*	3,400	698
Franklin Electric	2,000	66
Gardner Denver*	2,000	74
GATX#	1,400	50
General Electric	77,997	2,585
Graco	2,300	80
GrafTech International*#	3,000	48
Greenbrier	3,500	92
Healthcare Services Group#	2,000	40
Heidrick & Struggles International	2,120	73
Huron Consulting Group*	1,300	69
IDEX	3,830	115
Kansas City Southern*#	1,700	61
Kirby*	1,200	54
Layne Christensen*	1,900	76
Marten Transport*	4,500	65
Orbital Sciences*	3,700	80
Oshkosh Truck, Cl B	2,300	92
Simpson Manufacturing	1,900	46

	Number of Shares	Value (000)

Stanley*#	900	$25
Superior Essex*	2,800	79
TrueBlue*	4,000	50
United Parcel Service, Cl B	7,306	513
United Technologies	24,640	1,737
Universal Forest Products	2,200	61
Watson Wyatt Worldwide, Cl A#	1,300	69

		8,967

Information Technology — 7.1%
Adobe Systems*	22,800	767
Akamai Technologies*#	17,800	626
Aladdin Knowledge Systems*	1,400	30
Alliance Data Systems*#	10,325	523
ANSYS*#	4,900	183
Apple*	9,380	1,173
Atheros Communications*#	3,100	75
Blackbaud	2,000	52
Broadridge Financial Solutions	5,500	105
Cisco Systems*	69,350	1,690
Citrix Systems*	10,469	345
Comtech Telecommunications*	4,800	208
CryptoLogic	6,300	104
DealerTrack Holdings*	1,200	25
Digital River*	4,310	141
Flir Systems*#	6,700	191
Google, Cl A*	2,600	1,225
Hughes Communications*	500	23
Intel	29,800	594
Interwoven*	4,400	60
j2 Global Communications*	6,600	142
Lexmark International, Cl A*	21,619	714
McAfee*	17,830	593
Microchip Technology#	25,250	777
Micron Technology*#	78,228	588
Microsoft	47,520	1,293
Motorola	13,430	134
Netgear*	4,500	98
Oracle*	49,000	921
Perot Systems, Cl A*	4,700	65
Salesforce.com*	700	42
Synaptics*#	2,000	54
Texas Instruments	15,750	472
TheStreet.com	1,900	17
Trimble Navigation*	5,910	162
Yahoo!*#	10,176	283

		14,495

Materials — 1.9%
A.M. Castle & Co.	2,800	62
Aptargroup	2,500	94
Balchem	1,700	34
CF Industries Holdings	500	61
LSB Industries*#	1,700	41
Methanex	4,100	118
NewMarket	1,500	100
Northgate Minerals*	42,000	133
Owens-Illinois*	11,904	672
Praxair	19,822	1,591
Scotts Miracle-Gro, Cl A	2,820	100
Terra Industries*	500	23
Universal Stainless & Alloy*	2,270	69

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Weyerhaeuser#	11,873	$727

		3,825

Telecommunication Services — 1.5%
American Tower, Cl A*#	15,650	602
AT&T	38,252	1,333
NII Holdings*#	11,750	467
NTELOS Holdings	1,400	30
Partner Communications, ADR#	2,800	59
Sprint Nextel	15,224	108
Syniverse Holdings*	2,900	49
Verizon Communications	13,525	491

		3,139

Utilities — 0.6%
AES*	21,100	379
Exelon#	6,357	476
FPL Group#	2,570	155
South Jersey Industries	900	31
Veolia Environnement, ADR	1,275	113

		1,154

Total Common Stocks
(Cost $77,758)		85,330

PREFERRED STOCKS — 0.2%
Financial Conduits — 0.2%
Fannie Mae	6,000	154
Freddie Mac#	6,000	154

		308

Total Preferred Stocks
(Cost $305)		308

FOREIGN COMMON STOCKS — 7.2%
Australia — 0.3%
BHP Billiton, ADR (Materials)#	2,530	185
Cochlear (Healthcare)	1,330	66
CSL (Healthcare)	4,700	158
Woolworths (Consumer Staples)	4,640	124
WorleyParsons (Energy)	3,015	103

		636

Brazil — 0.5%
Companhia de Bebidas das Americas, ADR (Consumer Staples)#	10,800	880
Companhia Vale do Rio Doce, ADR (Materials)	3,440	120
Votorantim Celulose e Papel SA, ADR (Materials)#	1,800	57

		1,057

Canada — 0.2%
Canadian Natural Resources (Energy)	4,397	329

China — 0.1%
China Oilfield Services (Energy)	35,000	68
Tencent Holdings (Information Technology)	19,000	118

		186

Denmark — 0.1%
Vestas Wind Systems A/S (Industrials)*	1,630	165

	Number of Shares	Value (000)

Finland — 0.2%
Nokia Oyj, ADR (Information Technology)	8,190	$295
Nokian Renkaat Oyj (Consumer Discretionary)	2,380	98

		393

France — 0.4%
Alcatel-Lucent, ADR (Information Technology)#	89,713	526
L’Oreal SA (Consumer Staples)	1,070	127
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary)	1,020	105

		758

Germany — 0.3%
Deutsche Boerse AG (Financials)	735	116
Fielmann AG (Consumer Discretionary)	1,585	94
Rational AG (Consumer Discretionary)	600	117
SAP AG, ADR (Information Technology)#	2,000	95
Wirecard AG (Industrials)*	7,060	119
Zhongde Waste Technology AG (Industrials)*	1,155	46

		587

Greece — 0.1%
IRF European Finance Investments
(Financials) (A)	31,579	148
National Bank of Greece SA (Financials)	2,650	144

		292

Guernsey — 0.4%
Amdocs (Information Technology)*	26,270	814

Hong Kong — 0.5%
China Mobile, ADR (Telecommunication Services)#	1,520	113
China Overseas Land & Investment (Financials)	40,000	78
Espirit Holdings (Consumer Discretionary)	10,775	135
Hengan International Group (Consumer Staples)#	24,076	95
Kerry Properties (Financials)	20,200	135
Li & Fung (Consumer Discretionary)	40,448	147
Li Ning (Consumer Discretionary)#	26,252	81
Peace Mark Holdings (Consumer Discretionary)	49,000	55
Zijin Mining Group, Cl H (Materials)#	143,999	190

		1,029

India — 0.0%
HDFC Bank, ADR (Financials)	1,081	118

Ireland — 0.1%
Icon PLC, ADR (Healthcare)*	2,600	172

Israel — 0.2%
Nice Systems, ADR (Information Technology)*	3,570	115
Teva Pharmaceutical Industries, ADR (Healthcare)	6,130	301

		416

Italy — 0.0%
Geox (Consumer Discretionary)	4,800	71

Japan — 0.7%
Daikin Industries (Industrials)	2,500	112
Dena (Consumer Discretionary)#	17	110
Kuraray (Materials)	10,644	127

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Japan — continued
Kurita Water Industries (Industrials)	3,100	$98
Mitsubishi (Industrials)	3,500	107
Nintendo (Information Technology)	516	257
Nitori (Consumer Discretionary)	1,942	96
Shiseido (Consumer Staples)#	2,656	61
Sony, ADR (Consumer Discretionary)#	1,040	49
Sumitomo Realty & Development (Financials)	4,816	82
Terumo (Healthcare)	2,000	109
Yamada Denki (Consumer Discretionary)#	1,460	128

		1,336

Luxembourg — 0.1%
Millicom International Cellular SA
(Telecommunication Services)*#	1,360	150

Mexico — 0.0%
Grupo Aeroportuario del Pacifico SA de CV, ADR (Industrials)	500	23

Netherlands — 0.1%
Fugro NV (Energy)	1,640	124

Netherlands Antilles — 0.0%
Orthofix International NV (Healthcare)*	700	28

Norway — 0.1%
Yara International ASA (Materials)	2,450	137

Panama — 0.0%
Banco Latinoamericano de
Exportaciones SA, Cl E (Financials)	2,000	27

Russia — 0.0%
Vimpel-Communications, ADR (Telecommunication Services)	2,910	101

Singapore — 0.4%
GigaMedia (Information Technology)*	2,100	41
Keppel (Industrials)	15,662	118
Raffles Education (Consumer Discretionary)	123,830	232
Singapore Exchange (Financials)	20,564	120
Verigy (Information Technology)*	1,900	38
Wilmar International (Consumer Staples)#	66,062	204

		753

South Africa — 0.0%
MTN Group (Telecommunication Services)	6,325	99

Spain — 0.2%
Grifols SA (Healthcare)*	4,250	97
Inditex SA (Consumer Discretionary)	1,950	101
Red Electrica de Espana (Utilities)	2,600	162

		360

Sweden — 0.1%
Axis Communications AB (Information Technology)	5,300	95
Modern Times Group AB, Cl B (Consumer Discretionary)	1,740	114

		209

Switzerland — 1.0%
ABB, ADR (Industrials)	17,285	433

	Number of Shares	Value (000)

Actelion (Healthcare)*#	2,465	$128
Julius Baer Holding AG (Financials)	2,250	166
Nestle SA (Consumer Staples)	615	294
Novartis AG, ADR (Healthcare)	2,715	133
Roche Holdings AG (Healthcare)	2,075	407
Syngenta AG, ADR (Materials)#	3,900	224
Temenos Group AG (Information Technology)*#	10,260	257

		2,042

United Kingdom — 1.1%
Autonomy PLC (Information Technology)*	7,400	138
BG Group PLC (Energy)	8,883	209
BP PLC, ADR (Energy)	8,627	560
Capita Group PLC (Industrials)	7,800	101
Compass Group PLC (Consumer Discretionary)	22,000	142
Imperial Tobacco Group PLC (Consumer Staples)	3,450	160
Man Group PLC (Financials)	11,826	129
Michael Page International PLC (Industrials)	16,325	90
Reckitt Benckiser Group PLC (Consumer Staples)	3,263	176
Scottish & Southern Energy PLC (Utilities)	3,632	106
Tesco PLC (Consumer Staples)	15,285	121
Vodafone Group PLC, ADR (Telecommunication Services)	10,467	337

		2,269

Total Foreign Common Stocks
(Cost $12,614)		14,681

EXCHANGE TRADED FUNDS — 13.7% iShares MSCI EAFE Value Index Fund#	177,850	11,491
iShares MSCI Emerging Markets Index Fund#	22,075	3,080
S&P Depository Receipt, Trust Series 1#	75,051	10,038
Vanguard Emerging Markets#	31,682	3,089
Total Exchange Traded Funds
(Cost $26,154)		27,698

FOREIGN EQUITY CERTIFICATES — 0.2%
India — 0.2%
Bharti Airtel (Telecommunication Services),
Expires 06/30/09 (B)	7,225	148
Educomp Solutions (Information Technology),
Expires 12/16/10 (B)	1,440	152
Everest Kanto Cylinder (Industrials),
Expires 12/16/10 (B)	11,400	90

Total Foreign Equity Certificates
(Cost $250)		390

	Par (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 14.1%
Federal National Mortgage Association — 13.9%
Federal National Mortgage Association
7.000%, 06/01/31	$12	13
7.000%, 01/01/33	57	61
7.000%, 10/01/33	11	12
6.500%, 03/01/37 (TBA)	1,400	1,451
6.500%, 01/01/38	996	1,033

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
6.000%, 09/01/32	$43	$44
6.000%, 09/01/36	1,478	1,511
6.000%, 03/01/37 (TBA)	1,330	1,359
6.000%, 07/01/37	908	928
6.000%, 09/01/37	991	1,013
6.000%, 02/01/38	1,981	2,025
5.500%, 02/01/32	187	189
5.500%, 07/01/33	20	20
5.500%, 12/01/33	305	308
5.500%, 05/01/35	195	197
5.500%, 12/01/35	65	65
5.500%, 12/01/36	4,590	4,622
5.500%, 03/01/37	1,072	1,078
5.500%, 04/01/37	1,983	1,996
5.500%, 07/01/37	123	123
5.443%, 01/01/36 (C)	815	832
5.000%, 06/01/20	536	544
5.000%, 07/01/20	140	142
5.000%, 02/01/21	994	1,006
5.000%, 09/01/33	48	47
5.000%, 10/01/33	99	98
5.000%, 11/01/33	561	555
5.000%, 08/01/35	46	45
5.000%, 10/01/35	524	517
5.000%, 11/01/35	482	476
5.000%, 12/01/35	429	424
5.000%, 12/01/37	999	984
4.500%, 08/01/20	1,221	1,227
4.500%, 10/01/20	552	553
4.500%, 03/01/21	1,034	1,040
4.500%, 01/01/23	996	997
4.500%, 09/01/35	548	525

		28,060

Government National Mortgage Association — 0.2%
Government National Mortgage Association
6.500%, 09/15/28	16	17
6.500%, 07/15/32	31	32
6.500%, 10/15/33	15	16
6.000%, 08/15/32	20	21
6.000%, 02/15/33	89	93
6.000%, 11/15/33	35	36
6.000%, 06/15/35	181	188

		403

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $28,079)		28,463

CORPORATE BONDS — 4.6%
Cable — 0.1%
Comcast
5.300%, 01/15/14	115	114
Time Warner Cable
5.850%, 05/01/17	175	173

		287

Energy — 0.3%
Energy Transfer Partners
5.950%, 02/01/15	120	120

	Par (000)	Value (000)

Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	$100	$102
Nexen
5.875%, 03/10/35	185	168
NGPL Pipe
7.768%, 12/15/37# (B)	125	131
XTO Energy
6.250%, 08/01/17	95	102

		623

Financials — 2.5%
Bank of America
7.800%, 09/15/16	200	230
8.000%, 12/29/49 (C)	200	207
Bear Stearns
7.250%, 02/01/18	345	335
CIT Group
6.100%, 03/15/49 (C)	100	68
Citigroup
5.000%, 09/15/14	240	233
6.125%, 11/21/17	125	129
Citigroup Capital XXI
8.300%, 12/21/57 (C)	50	51
Countrywide Home Loans (MTN)
3.250%, 05/21/08#	105	102
General Electric Capital
5.875%, 01/14/38	1,300	1,247
Goldman Sachs Capital II
5.793%, 06/01/49 (C)	100	75
HSBC Finance
6.375%, 10/15/11	15	16
ING USA Global Funding
4.500%, 10/01/10	150	155
International Lease Finance (MTN)
5.625%, 09/15/10	245	254
JPMorgan Chase
6.000%, 01/15/18#	310	322
KeyBank
5.800%, 07/01/14	100	101
Lehman Brothers Holdings (MTN)
5.625%, 01/24/13	235	235
Lloyds TSB Group PLC
6.267%, 11/14/16 (B) (C)	175	153
Merrill Lynch
5.450%, 02/05/13	190	192
MUFG Capital Finance 1
6.346%, 07/25/16 (C)	100	88
Regions Financing Trust II
6.625%, 05/01/47 (C)	120	94
Royal Bank of Scotland Group PLC (MTN)
7.640%, 03/31/49 (C)	200	200
SLM (MTN)
5.375%, 05/15/14	120	103
Wachovia Capital Trust III
5.800%, 03/15/42 (C)	380	299
Wells Fargo
5.625%, 12/11/17	120	125

		5,014

Healthcare — 0.1%
UnitedHealth Group
4.875%, 02/15/13	150	151

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Healthcare — continued
WellPoint
5.000%, 12/15/14	$150	$147

		298

Industrials — 0.1%
Centex
6.500%, 05/01/16	130	109
D.R. Horton
6.875%, 05/01/13	115	109

		218

Insurance — 0.2%
American General Finance (MTN)
3.875%, 10/01/09	275	275
AXA SA
6.379%, 12/14/49 (B) (C)	100	81

		356

Real Estate Investment Trusts — 0.2%
iStar Financial
5.950%, 10/15/13	235	189
Realty Income
6.750%, 08/15/19	115	114

		303

Retail — 0.3%
CVS Caremark
5.750%, 06/01/17	140	145
Home Depot
5.875%, 12/16/36	145	120
Target
6.000%, 01/15/18	130	137
Wal-Mart Stores
5.250%, 09/01/35	225	200

		602

Telecommunications — 0.2%
AT&T
5.625%, 06/15/16	75	77
GTE
6.940%, 04/15/28	110	114
Nextel Communications
7.375%, 08/01/15	120	93
Telefonica Emisiones SAU
6.221%, 07/03/17	125	130

		414

Transportation — 0.2%
Burlington Northern Santa Fe
6.750%, 07/15/11	165	180
ERAC USA Finance
6.375%, 10/15/17 (B)	130	119

		299

Utilities — 0.4%
Appalachian Power
4.950%, 02/01/15	125	122
Bruce Mansfield Unit
6.850%, 06/01/34	100	104
Midamerican Energy
6.750%, 12/30/31	140	150

	Par (000)	Value (000)

National Rural Utilities Cooperative Finance
5.450%, 04/10/17	$125	$127
Nisource Finance
6.400%, 03/15/08	100	100
Southwestern Public Service
6.000%, 10/01/36	120	115
Virginia Electric and Power
6.350%, 11/30/37	105	109

		827
Total Corporate Bonds
(Cost $9,498)		9,241

ASSET BACKED SECURITIES — 4.4%
Automotive — 1.2%
Ford Credit Auto Owner Trust,
Series 2007-B, Cl A3A
5.150%, 11/15/11	995	1,024
Honda Auto Receivables Owner Trust,
Series 2005-4, Cl A3
4.460%, 05/21/09	91	91
Nissan Auto Receivables Owner Trust,
Series 2007-B, Cl A3
5.030%, 05/16/11	500	514
USAA Auto Owner Trust,
Series 2008-1, Cl A-3
4.160%, 04/16/12	420	426
World Omni Auto Receivables Trust,
Series 2007-B, Cl A3A
5.280%, 01/17/12	340	348

		2,403

Credit Cards — 2.3%
American Express Credit Account Master Trust,
Series 2003-2, Cl A
3.231%, 10/15/10## (C)	800	800
Chase Issuance Trust,
Series 2005-A3, Cl A
3.141%, 10/17/11## (C)	970	964
Chase Issuance Trust,
Series 2005-A4, Cl A4
4.230%, 01/15/13	785	800
Citibank Credit Card Issuance Trust,
Series 2006-A5, Cl A5
5.300%, 05/20/11	870	892
MBNA Credit Card Master Note Trust,
Series 2005-A3, Cl A3
4.100%, 10/15/12	385	391
MBNA Credit Card Master Note Trust,
Series 2006-A4, Cl A4
3.111%, 09/15/11## (C)	800	794

		4,641

Mortgage Related — 0.3%
Chase Funding Mortgage Loan,
Series 2003-6, Cl 1A4
4.499%, 08/25/30	570	526

Utilities — 0.6%
JCP&L Transition Funding LLC,
Series 2002-A, Cl A3
5.810%, 12/05/15	600	648

	Par (000)	Value (000)
ASSET BACKED SECURITIES — continued
Utilities — continued
PSE&G Transition Funding LLC,
Series 2001-1, Cl A8
6.890%, 12/15/17	$565	$636

		1,284
Total Asset Backed Securities
(Cost $8,719)		8,854

U.S. TREASURY OBLIGATIONS — 3.0%
U.S. Treasury Bonds — 1.6%
6.250%, 08/15/23#	810	996
5.375%, 02/15/31#	1,245	1,419
4.500%, 02/15/36#	710	719

		3,134

U.S. Treasury Inflationary Index Bond — 1.0%
1.625%, 01/15/18#	1,935	2,035

U.S. Treasury Notes — 0.4%
4.875%, 07/31/11#	290	318
4.875%, 08/15/16#	320	355
4.750%, 05/15/14#	185	205

		878
Total U.S. Treasury Obligations
(Cost $5,720)		6,047

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%
Federal Farm Credit Bank — 0.1%
Federal Farm Credit Bank
4.501%, 03/02/09## (C)	200	200

Federal Home Loan Bank — 0.5%
Federal Home Loan Bank (DN)
3.700%, 08/29/08 (D)	1,125	1,112

Federal National Mortgage Association — 1.6%
Federal National Mortgage Association (DN)
4.040%, 08/29/08# (D)	1,755	1,735
3.980%, 08/29/08# (D)	470	465
3.910%, 08/29/08# (D)	400	396
3.840%, 08/29/08# (D)	600	593
2.314%, 03/12/08## (D)	55	55

		3,244
Total U.S. Government Agency Obligations
(Cost $4,527)		4,556

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.9%
Fannie Mae, Series 2003-84, Cl PG
5.000%, 03/25/32	1,284	1,300
Freddie Mac, Series 2662, Cl DC
5.000%, 11/15/18	805	818
Freddie Mac, Series 2772, Cl GH
5.000%, 07/15/32	1,000	1,007
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	700	677
Total Collateralized Mortgage Obligations
(Cost $3,647)		3,802

	Par (000)	Value (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	$600	$565
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Cl A4
5.225%, 07/15/44 (C)	875	846
CS First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (C)	730	702
Total Commercial Mortgage-Backed Securities
(Cost $2,180)		2,113

	Number of Shares

AFFILIATED MONEY MARKET FUND — 6.8%
Allegiant Advantage Institutional Money Market
Fund, Class I†	13,813,776	13,814
(Cost $13,814)
Total Investments Before Collateral for Loaned Securities — 101.4%
(Cost $193,265)		205,297

	Par (000)

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 21.5%
Master Notes — 2.3%
Bear Stearns
3.330%, 06/02/08	$2,464	2,464
JPMorgan Securities
3.230%, 03/17/08	2,217	2,217

		4,681

Medium Term Notes — 3.6%
General Electric Capital
3.290%, 05/19/08 (C)	1,651	1,651
Liquid Funding LLC
3.090%, 06/11/08 (C)	1,232	1,231
Merrill Lynch
3.190%, 07/07/08 (C)	3,449	3,454
Morgan Stanley
3.260%, 01/15/09 (C)	493	493
3.230%, 02/02/09 (C)	493	493

		7,322

	Number of Shares

Money Market Funds — 0.5%
Merrill Lynch Premier Institutional Fund	394,215	394
Schwab Value Advantage Money Fund	615,960	616

		1,010

Non-Registered Investment Company — 0.4%
BlackRock Institutional Money Market Trust (E)	877,601	878

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreements — 14.7%
Bear Stearns
3.200%, 06/05/08(A)	$7,392	$7,391
3.230%, 03/03/08	9,363	9,363
Greenwich Capital
3.280%, 03/03/08	6,160	6,160
Lehman Brothers
3.210%, 03/03/08	5,571	5,571
Merrill Lynch
3.230%, 03/03/08	1,232	1,232

		29,717
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $43,608)		43,608
TOTAL INVESTMENTS — 122.9%
(Cost $236,873)**		248,905
Other Assets & Liabilities — (22.9)%		(46,409)
TOTAL NET ASSETS — 100.0%		$202,496

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $237,431.

Gross unrealized appreciation (000)	$17,256
Gross unrealized depreciation (000)	(5,782)

Net unrealized appreciation (000)	$11,474

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $42,541.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.
(A)	Illiquid Security. Total market value of illiquid securities is (000) $7,539 and represents 3.7% of net assets as of February 29, 2008.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $874 and represents 0.4% of net assets as of February 29, 2008.
(C)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2008.
(D)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
(E)	Represents security purchased with cash collateral for securities on loan.

ADR	— American Depository Receipt
Cl	— Class
DN	— Discount Note
LLC	— Limited Liability Company
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Liability Company
REIT	— Real Estate Investment Trust
TBA	— To Be Announced

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
DJ Euro Stoxx 50®	2	$125	03/21/08	$(19)
Nikkei 225®	1	143	03/14/08	(24)

		$268		$(43)

Cash in the amount of $18,423 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant International Equity Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 95.8%
Australia — 4.1%
BHP Billiton, ADR (Materials)#	114,792	$8,401
Cochlear (Healthcare)	20,145	1,004
CSL (Healthcare)	75,450	2,531
Woolworths (Consumer Staples)	78,760	2,103
WorleyParsons (Energy)	49,401	1,691

		15,730

Austria — 1.1%
Andritz AG (Industrials)	73,600	4,120

Belgium — 1.8%
KBC Groep NV (Financials)	26,600	3,335
Solvay SA (Materials)	27,899	3,506

		6,841

Brazil — 0.5%
Companhia Vale do Rio Doce, ADR (Materials)#	52,100	1,815

Canada — 1.2%
Methanex (Materials)#	153,600	4,440

China — 1.4%
China Oilfield Services (Energy)	600,000	1,171
Ctrip.com International, ADR (Consumer Discretionary)	36,903	2,237
Tencent Holdings (Information Technology)	305,300	1,898

		5,306

Croatia (Hrvatska) — 0.0%
T-Hrvatski Telekom dd, GDR (Telecommunication Services)*	238	16

Denmark — 0.7%
Vestas Wind Systems A/S (Industrials)*	26,380	2,674

Finland — 7.0%
Cargotec, Cl B (Industrials)	80,400	3,971
Kone Oyj, Cl B (Industrials)#	123,200	4,311
Konecranes Oyj (Industrials)	128,200	4,654
Nokia Oyj, ADR (Information Technology)#	126,900	4,570
Nokian Renkaat Oyj (Consumer Discretionary)	36,000	1,480
UPM-Kymmene Oyj (Materials)	198,500	3,434
YIT Oyj (Industrials)	174,399	4,332

		26,752

France — 5.2%
Christian Dior (Consumer Discretionary)#	31,800	3,466
Compagnie de Saint-Gobain (Industrials)	38,700	3,025
Imerys SA (Materials)	43,472	3,646
L’Oreal SA (Consumer Staples)	16,970	2,014
LVMH Moet Hennessy Louis Vuitton SA
(Consumer Discretionary)#	15,740	1,617
Technip SA (Energy)*	51,500	4,204
Veolia Environnement, ADR (Utilities)	19,325	1,721

		19,693

Germany — 4.2%
Continental AG (Consumer Discretionary)	32,207	3,156
Deutsche Boerse AG (Financials)	11,310	1,793
Fielmann AG (Consumer Discretionary)	25,774	1,524
Hannover Rueckversicherung AG (Financials)	39,000	1,863
Muenchener Rueckversicherung AG (Financials)	10,500	1,851

	Number of Shares	Value (000)

Rational AG (Consumer Discretionary)#	9,250	$1,800
SAP AG, ADR (Information Technology)#	33,280	1,578
Wirecard AG (Industrials)*	106,780	1,803
Zhongde Waste Technology AG (Industrials)*	18,330	727

		16,095

Greece — 1.0%
IRF European Finance Investments (Financials) (A)	284,500	1,337
National Bank of Greece SA (Financials)	42,500	2,303

		3,640

Hong Kong — 4.4%
China Mobile, ADR (Telecommunication Services)#	25,565	1,908
China Overseas Land & Investment (Financials)	620,000	1,201
Espirit Holdings (Consumer Discretionary)	168,500	2,118
Hengan International Group (Consumer Staples)#	381,460	1,503
Kerry Properties (Financials)#	329,320	2,200
Li & Fung (Consumer Discretionary)	694,600	2,526
Li Ning (Consumer Discretionary)#	457,060	1,413
Peace Mark Holdings (Consumer Discretionary)	713,000	795
Zijin Mining Group, Cl H (Materials)#	2,376,905	3,140

		16,804

India — 0.5%
HDFC Bank, ADR (Financials)	16,552	1,806

Ireland — 5.6%
Anglo Irish Bank PLC (Financials)	267,654	3,791
Bank of Ireland (Financials)	277,270	3,900
CRH PLC (Materials)	118,171	4,368
Greencore Group PLC (Consumer Staples)	695,185	4,602
Icon PLC, ADR (Healthcare)*	17,100	1,130
Smurfit Kappa Group PLC (Materials)*	237,200	3,413

		21,204

Israel — 1.8%
Nice Systems, ADR (Information Technology)*	56,360	1,819
Teva Pharmaceutical Industries, ADR (Healthcare)#	99,790	4,897

		6,716

Italy — 0.5%
Geox (Consumer Discretionary)	74,199	1,090
Trevi Finanziaria SpA (Industrials)	48,241	924

		2,014

Japan — 15.5%
Asahi Breweries (Consumer Staples)	247,600	4,628
Culture Convenience Club (Consumer Discretionary)#	229,900	895
Daikin Industries (Industrials)	39,000	1,755
Dena (Consumer Discretionary)#	253	1,639
Iino Kaiun Kaisha (Industrials)	406,000	3,632
Kansai Electric Power (Utilities)	161,200	3,944
KDDI (Telecommunication Services)	607	3,688
Kuraray (Materials)	174,900	2,086
Kurita Water Industries (Industrials)	50,050	1,578
Maruichi Steel Tube (Materials)#	149,800	4,447
Meiji Dairies (Consumer Staples)	805,000	4,614
Mitsubishi (Industrials)	53,500	1,632

Allegiant International Equity Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Japan — continued
Nintendo (Information Technology)	8,375	$4,170
Nippon Yusen Kabushiki (Industrials)	511,000	4,722
Nitori (Consumer Discretionary)	29,630	1,471
Shiseido (Consumer Staples)#	41,140	938
Showa Denko KK (Materials)	1,204,000	4,284
Sumitomo Realty & Development (Financials)	74,460	1,271
Terumo (Healthcare)	31,500	1,710
Tokyo Electric Power (Utilities)	148,600	3,818
Yamada Denki (Consumer Discretionary)	22,880	2,001

		58,923

Luxembourg — 0.6%
Millicom International Cellular SA (Telecommunication Services)*	21,380	2,362

Mexico — 1.0%
Cemex SA de CV, ADR (Materials)	137,284	3,782

Netherlands — 0.5%
Fugro NV (Energy)	24,920	1,880

Norway — 2.5%
Austevoll Seafood ASA (Consumer Staples)*	116,945	799
Camillo Eitzen (Industrials)*	207,350	2,468
DNB ASA (Financials)	287,200	4,201
Eitzen Maritime Services ASA (Industrials)*	59,141	26
Yara International ASA (Materials)	36,800	2,055

		9,549

Russia — 0.4%
Vimpel-Communications, ADR (Telecommunication Services)	46,575	1,618

Singapore — 2.8%
Keppel (Industrials)	256,920	1,936
Raffles Education (Consumer Discretionary)#	1,996,730	3,739
Singapore Exchange (Financials)	339,620	1,976
Wilmar International (Consumer Staples)#	1,031,980	3,195

		10,846

South Africa — 4.4%
Impala Platinum Holdings (Materials)	102,400	4,237
Metorex (Materials)*	1,170,651	2,714
MTN Group (Telecommunication Services)	100,000	1,566
Sappi (Materials)	296,700	3,667
Sasol (Energy)	92,150	4,713

		16,897

South Korea — 1.8%
Samsung Electronics (Information Technology)	6,700	3,927
SK Telecom (Telecommunication Services)	13,600	2,765

		6,692

Spain — 2.3%
Banco Bilbao Vizcaya Argentaria SA (Financials)	137,300	2,831
Grifols SA (Healthcare)*	66,650	1,524
Inditex SA (Consumer Discretionary)	32,868	1,695
Red Electrica de Espana (Utilities)	43,700	2,726

		8,776

Sweden — 2.8%
Autoliv (Consumer Discretionary)	68,900	3,438

	Number of Shares	Value (000)

Axis Communications AB (Information Technology)	84,000	$1,514
Duni AB (Consumer Discretionary)*	94,000	747
Investor AB, Cl B (Financials)	155,245	3,284
Modern Times Group AB, Cl B (Consumer Discretionary)	28,140	1,839

		10,822

Switzerland — 7.6%
ABB, ADR (Industrials)	106,875	2,676
Actelion (Healthcare)*#	37,600	1,960
Julius Baer Holding AG (Financials)	34,700	2,562
Nestle SA (Consumer Staples)	10,070	4,806
Novartis AG, ADR (Healthcare)#	50,675	2,491
Roche Holdings AG (Healthcare)	34,310	6,729
Syngenta AG, ADR (Materials)	59,950	3,436
Temenos Group AG (Information Technology)*#	167,300	4,187

		28,847

Thailand — 1.1%
Thai Oil PCL (Energy)	1,644,800	4,128

United Kingdom — 11.5%
Autonomy PLC (Information Technology)*	117,700	2,189
Barratt Developments PLC (Consumer Discretionary)	481,800	3,898
Bellway PLC (Consumer Discretionary)	242,019	3,809
BG Group PLC (Energy)	141,117	3,326
Capita Group PLC (Industrials)	123,701	1,603
Compass Group PLC (Consumer Discretionary)	341,000	2,198
Imperial Tobacco Group PLC (Consumer Staples)	55,020	2,547
Lloyds TSB Group PLC (Financials)	470,661	4,207
Man Group PLC (Financials)	199,556	2,177
Michael Page International PLC (Industrials)	250,348	1,385
Persimmon PLC (Consumer Discretionary)	257,526	3,742
Reckitt Benckiser Group PLC (Consumer Staples)	52,900	2,854
Scottish & Southern Energy PLC (Utilities)	59,760	1,747
Taylor Wimpey PLC (Consumer Discretionary)	1,042,883	3,529
Tesco PLC (Consumer Staples)	231,880	1,832
Vodafone Group PLC, ADR (Telecommunication Services)	88,875	2,865

		43,908
Total Foreign Common Stocks
(Cost $305,504)		364,696
FOREIGN EQUITY CERTIFICATES — 1.7%
India — 1.7%
Bharti Airtel (Telecommunication Services),
Expires 06/30/09 (B)	119,420	2,447
Educomp Solutions (Information Technology),
Expires 12/16/10 (B)	23,100	2,444
Everest Kanto Cylinder (Industrials),
Expires 12/16/10 (B)	185,812	1,472

Total Foreign Equity Certificates
(Cost $3,156)		6,363

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 2.0%
Allegiant Advantage Institutional Money Market Fund, Class I†	7,847,477	$7,847
(Cost $7,847)
Total Investments Before Collateral for Loaned Securities — 99.5%
(Cost $316,507)		378,906

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 12.4%
Non-Registered Investment Company — 12.4%
BlackRock Institutional Money Market Trust (C)	47,161,731	47,162
(Cost $47,162)
TOTAL INVESTMENTS — 111.9%
(Cost $363,669)**		426,068
Other Assets & Liabilities — (11.9)%		(45,329)
TOTAL NET ASSETS — 100.0%		$380,739

* Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $364,703.

Gross unrealized appreciation (000)	$76,294
Gross unrealized depreciation (000)	(14,929)

Net unrealized appreciation (000)	$61,365

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $44,212.
(A)	Illiquid Security. Total market value of illiquid securities is (000) $1,337 and represents 0.4% of net assets as of February 29, 2008.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $6,363 and represents 1.7% of net assets as of February 29, 2008.
(C)	Represents security purchased with cash collateral for securities on loan.

ADR — American Depository Receipt

Cl — Class

GDR — Global Depository Receipt

PLC — Public Liability Company

At February 29, 2008, sector diversification of the Fund was as follows:

Sector Diversification	% of Net Assets	Value (000)
Foreign Common Stocks and Equity Certificates
Materials	17.5%	$66,870
Consumer Discretionary	15.2	57,862
Industrials	14.4	55,428
Financials	12.7	47,889
Consumer Staples	9.6	36,435
Information Technology	7.4	28,296
Healthcare	6.4	23,976
Energy	5.5	21,113
Telecommunication Services	5.1	19,234
Utilities	3.7	13,956
Total Foreign Common Stocks and Equity Certificates	97.5	371,059
Affiliated Money Market Fund	2.0	7,847

Total Investments Before Collateral for Loaned Securities	99.5	378,906
Short Term Investments Held as Collateral for Loaned Securities	12.4	47,162

Total Investments	111.9	426,068
Other Assets and Liabilities	(11.9)	(45,329)

Net Assets	100.0%	$380,739

See Notes to Schedules of Investments.

Allegiant Large Cap Core Equity Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.4%
Consumer Discretionary — 8.7%
Dick’s Sporting Goods*#	160,600	$4,430
MGM Mirage*	94,826	5,840
Nordstrom#	69,000	2,555
Starwood Hotels & Resorts Worldwide	97,100	4,596

		17,421

Consumer Staples — 10.5%
Archer-Daniels-Midland#	77,000	3,473
Bunge#	46,300	5,132
Colgate-Palmolive	68,000	5,174
Dean Foods*	82,139	1,768
PepsiCo	80,710	5,614

		21,161

Energy — 13.4%
Diamond Offshore Drilling	23,500	2,840
EOG Resources	33,300	3,962
National Oilwell Varco*	64,000	3,987
Schlumberger#	55,000	4,755
TransOcean*#	47,311	6,648
Weatherford International*	68,260	4,704

		26,896

Financials — 17.0%
American International Group	80,910	3,791
Bank of America	96,260	3,825
Bank of New York Mellon	79,000	3,466
Citigroup	83,200	1,973
Goldman Sachs	24,630	4,178
JPMorgan Chase	127,480	5,182
Loews	127,000	5,314
MetLife	62,000	3,612
Wells Fargo	95,000	2,777

		34,118

Healthcare — 12.1%
Abbott Laboratories	72,000	3,855
Cardinal Health#	55,000	3,253
Dentsply International#	111,000	4,333
Genzyme*#	49,000	3,475
Schering-Plough	204,000	4,427
Thermo Fisher Scientific*	89,500	5,006

		24,349

Industrials — 11.8%
3M	38,850	3,046
Boeing	38,500	3,188
Danaher	62,000	4,597
General Electric	140,430	4,654
Stericycle*#	42,000	2,263
United Technologies	84,120	5,931

		23,679

Information Technology — 15.7%
Akamai Technologies*#	78,000	2,742
Amdocs*	119,000	3,689
Apple*	38,400	4,801
Cisco Systems*	216,640	5,280
Google, Cl A*	9,400	4,429
Microchip Technology#	112,200	3,453
Microsoft	143,620	3,909

	Number of Shares	Value (000)

Oracle*	167,000	$3,140

		31,443

Materials — 3.5%
Allegheny Technologies	48,000	3,713
Ecolab	68,560	3,208

		6,921

Telecommunication Services — 3.2%
American Tower, Cl A*#	72,000	2,768
NII Holdings*#	92,440	3,672

		6,440

Utilities — 3.5%
AES*	231,550	4,163
Equitable Resources#	47,220	2,910

		7,073
Total Common Stocks
(Cost $178,127)		199,501

AFFILIATED MONEY MARKET FUND — 0.8%
Allegiant Money Market Fund, Class I†	1,665,941	1,666
(Cost $1,666)
Total Investments Before Collateral for Loaned Securities — 100.2%
(Cost $179,793)		201,167

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 16.6%
Master Notes — 1.8%
Bear Stearns
3.330%, 06/02/08	$1,927	1,927
JPMorgan Securities
3.230%, 03/17/08	1,734	1,735

		3,662

Medium Term Notes — 2.8%
General Electric Capital
3.290%, 05/19/08 (A)	1,291	1,291
Liquid Funding LLC
3.090%, 06/11/08 (A)	964	963
Merrill Lynch
3.190%, 07/07/08 (A)	2,698	2,702
Morgan Stanley
3.260%, 01/15/09 (A)	385	386
3.230%, 02/02/09 (A)	385	385

		5,727

	Number of Shares
Money Market Funds — 0.4%
Merrill Lynch Premier Institutional Fund	308,353	308
Schwab Value Advantage Money Fund	481,801	482

		790

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR
LOANED SECURITIES — continued
Repurchase Agreements — 11.6%
Bear Stearns
3.200%, 06/05/08 (B)	$5,782	$5,782
3.230%, 03/03/08	7,323	7,323
Greenwich Capital
3.280%, 03/03/08	4,818	4,818
Lehman Brothers
3.210%, 03/03/08	4,358	4,357
Merrill Lynch
3.230%, 03/03/08	964	964

		23,244
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $33,423)		33,423
TOTAL INVESTMENTS — 116.8%
(Cost $213,216)**		234,590
Other Assets & Liabilities — (16.8)%		(33,822)
TOTAL NET ASSETS — 100.0%		$200,769

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $214,988.

Gross unrealized appreciation (000)	$28,277
Gross unrealized depreciation (000)	(8,675)

Net unrealized appreciation (000)	$19,602

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $32,534.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2008.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $5,782 and represents 2.9% of net assets as of February 29, 2008.

Cl — Class

LLC — Limited Liability Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
S&P 500®
Composite Index	1	$375	03/20/08	$(42)

Cash in the amount of $18,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.6%
Autos & Transportation — 3.3%
FedEx	62,324	$5,493
Tidewater#	186,000	10,444

		15,937

Consumer Discretionary — 16.2%
Dick’s Sporting Goods*#	327,000	9,019
Google, Cl A*	29,892	14,084
International Game Technology	173,000	7,811
Las Vegas Sands*#	90,700	7,555
MGM Mirage*#	212,971	13,117
New Oriental Education & Technology Group, ADR*#	145,000	9,041
Nike, Cl B	139,812	8,417
Starwood Hotels & Resorts Worldwide	190,963	9,038

		78,082

Consumer Staples — 8.2%
Companhia de Bebidas das Americas, ADR	120,000	9,778
Colgate-Palmolive	150,649	11,463
Dean Foods*#	312,055	6,715
PepsiCo	165,000	11,477

		39,433

Financial Services — 8.4%
American Express	146,000	6,176
Goldman Sachs	55,938	9,489
Loews	336,000	14,058
Prudential Financial	147,132	10,736

		40,459

Healthcare — 16.3%
Abbott Laboratories	161,416	8,644
Cerner*#	152,000	6,604
Dentsply International#	276,000	10,775
Gen-Probe*	189,000	9,036
Genzyme*#	104,505	7,412
Hologic*#	142,000	8,564
Medtronic#	129,689	6,401
Schering-Plough	424,000	9,201
Thermo Fisher Scientific*#	215,000	12,025

		78,662

Materials — 4.9%
Bunge#	110,310	12,227
Praxair	143,897	11,552

		23,779

Other —2.5%
General Electric	359,750	11,922

Other Energy — 9.5%
Diamond Offshore Drilling#	85,000	10,270
Schlumberger#	124,000	10,720
TransOcean*#	102,631	14,421
Weatherford International*	147,110	10,139

		45,550

Producer Durables—7.1%
American Tower, Cl A*#	180,587	6,942
Danaher#	170,673	12,655

	Number of Shares	Value (000)

United Technologies	203,988	$14,383

		33,980

Technology — 21.2%
Adobe Systems*	261,000	8,783
Akamai Technologies*#	203,000	7,137
Amdocs*	300,443	9,314
Apple*	107,229	13,406
Cisco Systems*	564,696	13,761
First Solar*	40,000	8,208
Intel	357,000	7,122
Microchip Technology#	289,858	8,922
Microsoft	344,223	9,370
Oracle*	563,000	10,584
Texas Instruments	179,000	5,363

		101,970

Utilities — 2.0%
AES*	254,409	4,574
NII Holdings*#	131,051	5,207

		9,781
Total Common Stocks
(Cost $427,282)
		479,555

AFFILIATED MONEY MARKET FUND — 0.6%
Allegiant Money Market Fund, Class I†
(Cost $2,662)	2,662,441	2,662

Total Investments Before Collateral for Loaned Securities — 100.2%
(Cost $429,944)		482,217

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 20.2%
Master Notes — 2.2%
Bear Stearns
3.330%, 06/02/08	$5,616	5,616
JPMorgan Securities
3.230%, 03/17/08	5,054	5,054

		10,670

Medium Term Notes — 3.4%
General Electric Capital
3.290%, 05/19/08 (A)	3,762	3,763
Liquid Funding LLC
3.090%, 06/11/08 (A)	2,808	2,807
Merrill Lynch
3.190%, 07/07/08 (A)	7,862	7,874
Morgan Stanley
3.260%, 01/15/09 (A)	1,123	1,123
3.230%, 02/02/09 (A)	1,123	1,123

		16,690

	Number of Shares	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR
LOANED SECURITIES — continued
Money Market Funds — 0.5%
Merrill Lynch Premier Institutional Fund	898,505	$898
Schwab Value Advantage Money Fund	1,403,915	1,404

		2,302

	Par (000)
Repurchase Agreements — 14.1%
Bear Stearns
3.200%, 06/05/08 (B)	$16,847	16,847
3.230%, 03/03/08	21,340	21,340
Greenwich Capital
3.280%, 03/03/08	14,039	14,039
Lehman Brothers
3.210%, 03/03/08	12,697	12,697
Merrill Lynch
3.230%, 03/03/08	2,808	2,808

		67,731
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $97,393)		97,393

TOTAL INVESTMENTS — 120.4%
(Cost $527,337)**		579,610
Other Assets & Liabilities — (20.4)%		(98,141)
TOTAL NET ASSETS — 100.0%		$481,469

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $530,252.

Gross unrealized appreciation (000)	$71,487
Gross unrealized depreciation (000)	(22,129)

Net unrealized appreciation (000)	$49,358

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $94,560.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2008.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $16,847 and represents 3.5% of net assets as of February 29, 2008.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
S&P 500®
Composite Index	5	$1,876	03/20/08	$(212)

Cash in the amount of $90,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Large Cap Value Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.5%
Consumer Discretionary — 5.1%
Cablevision Systems*	384,496	$10,300
Gap#	237,120	4,783
Sony, ADR#	18,000	850
Time Warner	1,131,185	17,658

		33,591

Consumer Staples — 11.5%
Coca-Cola	164,251	9,602
Kraft Foods	598,632	18,659
Procter & Gamble	87,829	5,813
Reynolds American#	100,400	6,398
Sara Lee	808,791	10,215
UST#	173,721	9,431
Wal-Mart Stores	306,411	15,195

		75,313

Energy — 17.6%
Apache	152,660	17,512
BP PLC, ADR	148,910	9,660
Canadian Natural Resources	75,895	5,680
Chevron	291,724	25,281
ConocoPhillips	198,711	16,435
EOG Resources	64,100	7,627
ExxonMobil	296,846	25,828
Forest Oil*	149,255	7,363

		115,386
Financials — 20.0%
Allstate	90,430	4,316
American International Group	396,141	18,563
Bear Stearns#	94,580	7,553
Chubb	120,999	6,159
Citigroup	683,718	16,211
Discover Financial Services	660,185	9,962
Fannie Mae	165,729	4,582
Genworth Financial, Cl A	429,663	9,960
Invesco	386,840	9,907
JPMorgan Chase	366,341	14,892
Marsh & McLennan	508,310	12,947
Travelers	127,449	5,915
Wachovia	190,260	5,826
Wells Fargo	149,540	4,371

		131,164

Healthcare —11.3%
Boston Scientific*	442,840	5,575
Bristol-Myers Squibb	471,662	10,664
Johnson & Johnson	241,602	14,970
Merck	184,048	8,153
Pfizer	1,175,066	26,181
Schering-Plough	385,888	8,374

		73,917

Industrials — 7.5%
ABB, ADR	185,510	4,645
General Electric	809,646	26,832
United Parcel Service, Cl B	126,049	8,854
United Technologies	123,240	8,689

		49,020

	Number of Shares	Value (000)

Information Technology — 12.2%
Alcatel-Lucent, ADR	1,548,231	$9,088
Alliance Data Systems*#	178,271	9,026
Cisco Systems*	335,850	8,185
Citrix Systems*	180,679	5,950
Lexmark International, Cl A*	373,202	12,327
McAfee*	307,709	10,237
Micron Technology*#	1,350,262	10,154
Microsoft	303,070	8,250
Motorola	231,720	2,310
Yahoo!*	175,711	4,881

		80,408

Materials — 5.2%
Owens-Illinois*	205,507	11,601
Praxair	125,216	10,052
Weyerhaeuser#	204,875	12,538

		34,191

Telecommunication Services — 5.5%
AT&T	660,119	22,992
Sprint Nextel	262,779	1,868
Verizon Communications	233,500	8,481
Vodafone Group PLC, ADR	87,787	2,829

		36,170

Utilities — 1.6%
Exelon	109,791	8,218
FPL Group#	44,350	2,674

		10,892
Total Common Stocks
(Cost $613,878)		640,052

AFFILIATED MONEY MARKET FUND — 2.7%
Allegiant Advantage Institutional Money Market Fund, Class I†	17,616,525	17,617
(Cost $17,617)
Total Investments Before Collateral for Loaned Securities — 100.2%
(Cost $631,495)		657,669

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 7.9%
Master Notes — 0.9%
Bear Stearns
3.330%, 06/02/08	$2,984	2,984
JPMorgan Securities
3.230%, 03/17/08	2,686	2,686

		5,670

Medium Term Notes — 1.3%
General Electric Capital
3.290%, 05/19/08 (A)	1,999	1,999

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Medium Term Notes — continued
Liquid Funding LLC
3.090%, 06/11/08 (A)	$1,492	$1,491
Merrill Lynch
3.190%, 07/07/08 (A)	4,178	4,184
Morgan Stanley
3.260%, 01/15/09 (A)	597	597
3.230%, 02/02/09 (A)	597	597

		8,868

	Number of Shares
Money Market Funds — 0.2%
Merrill Lynch Premier Institutional Fund	477,439	477
Schwab Value Advantage Money Fund	745,998	746

		1,223

	Par (000)
Repurchase Agreements — 5.5%
Bear Stearns
3.200%, 06/05/08 (B)	$8,952	8,952
3.230%, 03/03/08	11,339	11,339
Greenwich Capital
3.280%, 03/03/08	7,460	7,460
Lehman Brothers
3.210%, 03/03/08	6,747	6,747
Merrill Lynch
3.230%, 03/03/08	1,492	1,492

		35,990

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $51,751)		51,751
TOTAL INVESTMENTS — 108.1%
(Cost $683,246)**		709,420
Other Assets & Liabilities — (8.1)%		(53,421)
TOTAL NET ASSETS — 100.0%		$655,999

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $685,677.

Gross unrealized appreciation (000)	$81,293
Gross unrealized depreciation (000)	(57,550)

Net unrealized appreciation (000)	$23,743

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $50,284.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2008.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $8,952 and represents 1.4% of net assets as of February 29, 2008.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

PLC — Public Liability Company

See Notes to Schedules of Investments.

Allegiant Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 94.3%
Consumer Discretionary — 7.7%
Autoliv	69,940	$3,490
Carter’s*#	262,140	4,045
Gap	348,320	7,026
Harman International Industries	68,850	2,837
Liz Claiborne#	162,875	2,896
NVR*#	2,381	1,287
Office Depot*	201,350	2,289

		23,870

Consumer Staples — 5.7%
Hormel Foods	110,640	4,521
J.M. Smucker	63,120	3,231
Smithfield Foods*#	192,050	5,291
Tyson Foods, Cl A	334,240	4,816

		17,859

Energy — 9.5%
Arch Coal#	134,920	6,893
BJ Services#	412,760	10,707
Peabody Energy#	65,300	3,697
Sunoco#	133,660	8,164

		29,461

Financials — 24.7%
Cincinnati Financial	134,867	5,013
CIT Group	59,310	1,318
Discover Financial Services	272,620	4,114
Everest Re Group	63,100	6,113
Genworth Financial, Cl A	334,090	7,744
Invesco#	412,276	10,558
Legg Mason	103,980	6,867
Marshall & Ilsley	142,370	3,303
Nelnet, Cl A#	322,008	3,510
Old Republic International	535,270	7,344
PartnerRe	40,240	3,094
Progressive	272,650	4,998
Reinsurance Group of America	119,569	6,542
White Mountains Insurance Group	13,090	6,458

		76,976

Healthcare — 3.7%
Endo Pharmaceuticals Holdings*	220,925	5,802
LifePoint Hospitals*#	131,280	3,290
Omnicare#	110,030	2,308

		11,400

Industrials — 7.3%
General Cable*	26,030	1,607
Southwest Airlines#	810,770	9,940
Spirit Aerosystems Holdings, Cl A*	239,015	6,458
Union Pacific	14,540	1,814
Werner Enterprises#	157,520	2,802

		22,621

Information Technology — 11.2%
Broadridge Financial Solutions	159,310	3,051
Check Point Software Technologies*	153,020	3,354
Maxim Integrated Products	175,710	3,210
Network Appliance*	81,330	1,758
Perot Systems, Cl A*#	292,290	4,031
QLogic*	249,080	3,948

	Number of Shares	Value (000)

Seagate Technology	313,740	$6,767
Tellabs*	616,022	4,054
Verigy*	231,440	4,652

		34,825

Materials — 8.1%
International Flavors & Fragrances	97,110	4,188
Louisiana-Pacific	374,040	4,070
MeadWestvaco	123,460	3,168
Pactiv*	267,930	6,784
Rohm & Haas#	130,702	7,007

		25,217

Telecommunication Services — 1.0%
Embarq	78,370	3,287

Utilities — 15.4%
Constellation Energy Group	83,998	7,421
Edison International	130,800	6,461
Mirant*#	186,180	6,889
NRG Energy*	121,950	5,033
PG&E	176,690	6,654
Sempra Energy	157,480	8,367
Xcel Energy#	349,640	6,930

		47,755

Total Common Stocks
(Cost $310,684)		293,271

AFFILIATED MONEY MARKET FUND — 6.5%
Allegiant Advantage Institutional Money Market Fund, Class I†	20,014,893	20,015
(Cost $20,015)

Total Investments Before Collateral for Loaned Securities — 100.8%
(Cost $330,699)		313,286

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 18.8%
Master Notes — 2.1%
Bear Stearns
3.330%, 06/02/08	$3,373	3,373
JPMorgan Securities
3.230%, 03/17/08	3,035	3,035

		6,408

Medium Term Notes — 3.2%
General Electric Capital
3.290%, 05/19/08 (A)	2,260	2,260
Liquid Funding LLC
3.090%, 06/11/08 (A)	1,686	1,686
Merrill Lynch
3.190%, 07/07/08 (A)	4,722	4,729

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Medium Term Notes — continued
Morgan Stanley
3.260%, 01/15/09 (A)	$675	$674
3.230%, 02/02/09 (A)	675	674

		10,023

	Number of Shares
Money Market Funds — 0.4%
Merrill Lynch Premier Institutional Fund	539,620	540
Schwab Value Advantage Money Fund	843,156	843

		1,383

	Par (000)
Repurchase Agreements — 13.1%
Bear Stearns
3.200%, 06/05/08 (B)	$10,118	10,118
3.230%, 03/03/08	12,816	12,816
Greenwich Capital
3.280%, 03/03/08	8,432	8,431
Lehman Brothers
3.210%, 03/03/08	7,626	7,626
Merrill Lynch
3.230%, 03/03/08	1,686	1,686

		40,677

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $58,491)		58,491
TOTAL INVESTMENTS — 119.6%
(Cost $389,190)**		371,777
Other Assets & Liabilities — (19.6)%		(60,814)
TOTAL NET ASSETS — 100.0%		$310,963

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $389,301.

Gross unrealized appreciation (000)	$20,838
Gross unrealized depreciation (000)	(38,362)

Net unrealized depreciation (000)	$(17,524)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $56,152.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2008.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $10,118 and represents 3.3% of net assets as of February 29, 2008.

Cl — Class

LLC — Limited Liability Company

See Notes to Schedules of Investments.

Allegiant Multi-Factor Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.5%
Consumer Discretionary — 11.2%
American Eagle Outfitters	16,000	$342
Apollo Group, Cl A*	3,400	209
Autoliv	13,600	679
Dollar Tree Stores*	10,700	287
GameStop*	7,600	322
Genuine Parts	12,500	516
International Game Technology	6,500	293
ITT Educational Services*	2,700	149
TJX	26,500	848
Yum! Brands	8,900	306

		3,951

Consumer Staples — 6.1%
Avon Products	8,000	305
Bare Escentuals*#	14,500	397
General Mills	6,700	375
Pepsi Bottling Group	8,300	282
SYSCO	13,800	387
Wm. Wrigley Jr.#	6,800	407

		2,153

Energy — 11.2%
Cameron International*#	15,100	641
Chesapeake Energy	4,200	190
Consol Energy	2,900	220
Hercules Offshore*#	7,681	195
National Oilwell Varco*	8,900	555
Noble	14,900	732
PetroHawk Energy*#	11,900	215
Smith International	5,100	321
Southwestern Energy*	3,200	209
TransOcean*#	3,662	515
Williams	4,500	162

		3,955

Financials — 9.0%
Aspen Insurance Holdings	13,700	397
IntercontinentalExchange*#	4,400	573
Northern Trust	8,400	568
Nymex Holdings#	3,200	316
Prologis REIT#	3,400	183
T. Rowe Price Group#	10,100	510
TD Ameritrade Holding*#	14,300	262
Validus Holdings	15,300	380

		3,189

Healthcare — 13.0%
Allergan#	5,100	302
C.R. Bard	1,800	171
Covance*	8,000	675
Coventry Healthcare*	14,700	763
Express Scripts*	4,700	278
Forest Laboratories*	8,800	350
Humana*	9,900	676
Intuitive Surgical*	1,800	507
Kinetic Concepts*#	6,100	313
St. Jude Medical*	3,900	168
Thermo Fisher Scientific*#	7,000	392

		4,595

	Number of Shares	Value (000)

Industrials — 18.3%
Ametek	12,500	$532
C.H. Robinson Worldwide	13,100	665
Cummins	2,600	131
Donaldson	8,800	371
DRS Technologies	7,100	398
Fluor	2,600	362
Foster Wheeler*	2,000	131
Jacobs Engineering Group*	2,300	185
McDermott International*	3,600	188
Precision Castparts	3,100	342
Republic Services	23,700	724
Rockwell Collins	11,210	660
Rollins	12,600	222
Roper Industries	6,000	339
Stericycle*	4,200	226
Textron	13,100	710
USG*#	8,000	272

		6,458

Information Technology — 15.9%
Agilent Technologies*	4,500	138
Autodesk*	11,000	342
Check Point Software Technologies*	13,400	294
DST Systems*#	6,200	436
Global Payments	7,100	282
Jack Henry & Associates	16,200	381
Juniper Networks*	18,300	491
MEMC Electronic Materials*	6,800	519
Micros Systems*	18,000	577
NVIDIA*	29,200	624
Paychex	20,100	632
Perfect World, ADR*#	12,300	332
Western Digital*	18,800	580

		5,628

Materials — 6.2%
Air Products & Chemicals	2,200	201
Ecolab	13,700	641
Lundin Mining*#	77,400	660
Sigma-Aldrich	12,400	682

		2,184

Telecommunication Services — 5.3%
Brasil Telecom Participacoes SA, ADR#	2,900	200
Chunghwa Telecom, ADR	15,091	370
Partner Communications, ADR#	10,300	218
Telecom Argentina SA, ADR*	8,200	186
Vivo Participacoes SA, ADR#	146,000	886

		1,860

Utilities — 3.3%
AES*	24,491	440
Allegheny Energy	6,800	345
NSTAR	7,400	229
PPL	3,700	168

		1,182

Total Common Stocks
(Cost $35,873)		35,155

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 0.6%
Allegiant Money Market Fund, Class I†	216,858	$217
(Cost $217)
Total Investments Before Collateral for Loaned Securities — 100.1%
(Cost $36,090)		35,372

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 19.1%
Master Notes — 2.1%
Bear Stearns
3.330%, 06/02/08	$389	389
JPMorgan Securities
3.230%, 03/17/08	350	350

		739

Medium Term Notes — 3.3%
General Electric Capital
3.290%, 05/19/08 (A)	260	260
Liquid Funding LLC
3.090%, 06/11/08 (A)	194	194
Merrill Lynch
3.190%, 07/07/08 (A)	544	545
Morgan Stanley
3.260%, 01/15/09 (A)	78	78
3.230%, 02/02/09 (A)	78	78

		1,155

	Number of Shares
Money Market Funds — 0.4%
Merrill Lynch Premier Institutional Fund	62,199	62
Schwab Value Advantage Money Fund	97,187	97

		159

	Par (000)
Repurchase Agreements — 13.3%
Bear Stearns
3.200%, 06/05/08 (B)	$1,166	1,166
3.230%, 03/03/08	1,477	1,477
Greenwich Capital
3.280%, 03/03/08	972	972
Lehman Brothers
3.210%, 03/03/08	879	879
Merrill Lynch
3.230%, 03/03/08	194	195

		4,689

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $6,742)		6,742

Value (000)

TOTAL INVESTMENTS — 119.2%
(Cost $42,832)**	$42,114
Other Assets & Liabilities — (19.2)%	(6,795)
TOTAL NET ASSETS — 100.0%	$35,319

* Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $42,833.

Gross unrealized appreciation (000)	$2,204
Gross unrealized depreciation (000)	(2,923)

Net unrealized depreciation (000)	$(719)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $6,431.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2008.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $1,166 and represents 3.3% of net assets as of February 29, 2008.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

REIT — Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Core Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.5%
Consumer Discretionary — 10.5%
Aeropostale*#	9,600	$258
Capella Education*#	10,200	538
Deckers Outdoor*#	4,700	520
DeVry	5,300	233
Iconix Brand Group*#	11,500	239
Jakks Pacific*	15,500	433
Morningstar*#	8,900	580
Strayer Education#	4,300	670
Tupperware Brands	10,100	368
Universal Electronics*	9,200	209
WMS Industries*	13,200	501

		4,549

Consumer Staples — 4.8%
Casey’s General Stores	27,800	696
Central European Distribution*	7,100	413
Flowers Foods#	26,950	611
Pricesmart#	7,300	177
WD-40#	5,600	174

		2,071

Energy — 6.6%
Atlas America	8,350	505
Bois d’Arc Energy*#	21,300	457
Core Laboratories NV*	1,800	219
Exterran Holdings*#	4,775	333
St. Mary Land & Exploration	17,100	631
Sunoco Logistics Partners#	5,100	273
W-H Energy Services*	6,800	427

		2,845

Financials — 16.8%
Amerisafe*	17,200	226
Banco Latinoamericano de
Exportaciones SA, Cl E#	16,900	227
BanColombia SA, ADR	22,100	746
City Holding	8,500	317
DiamondRock Hospitality REIT#	16,200	202
eHealth*#	7,900	193
GAMCO Investors, Cl A#	4,600	258
GFI Group*#	2,400	184
Hercules Technology Growth Capital#	22,200	264
Max Capital Group	24,800	688
Mid-America Apartment Communities REIT#	9,300	451
Nationwide Health Properties REIT	29,100	883
Navigators Group*	7,700	421
Signature Bank*	20,000	530
SVB Financial Group*#	17,600	797
UMB Financial#	17,000	651
WP Carey & Co. LLC#	6,800	221

		7,259

Healthcare — 15.5%
Amedisys*#	9,800	419
AMERIGROUP*	11,600	418
AmSurg*	22,500	542
HealthExtras*#	24,400	672
Hologic*#	3,400	205
Icon PLC, ADR*	12,500	826
Integra LifeSciences Holdings*#	10,000	415
KV Pharmaceutical*#	12,100	304

	Number of Shares	Value (000)

Lifecell*#	19,500	$787
Meridian Bioscience	10,600	363
Orthofix International NV*	5,600	224
Parexel International*	12,100	665
PharmaNet Development Group*#	5,800	167
Techne*	10,000	684

		6,691

Industrials — 18.7%
A.O. Smith#	9,800	357
Barnes Group#	21,100	480
Crane	4,900	202
Dynamic Materials#	11,500	656
Gardner Denver*	17,400	642
GATX#	12,000	432
GrafTech International*#	25,800	413
Grupo Aeroportuario del Pacifico SA de CV, ADR	3,900	179
Healthcare Services Group#	17,500	346
Huron Consulting Group*#	10,800	573
Kansas City Southern*#	14,700	526
Kirby*#	10,000	451
Layne Christensen*#	15,900	637
Orbital Sciences*#	31,100	673
Stanley*#	7,500	208
Superior Essex*	24,000	681
Watson Wyatt Worldwide, Cl A#	11,600	615

		8,071

Information Technology — 13.3%
Aladdin Knowledge Systems*	12,700	270
ANSYS*	16,000	598
Atheros Communications*#	26,000	632
Blackbaud	17,200	450
Comtech Telecommunications*#	14,500	629
DealerTrack Holdings*	10,300	211
Flir Systems*#	22,000	626
GigaMedia*	17,200	337
Hughes Communications*#	4,200	196
Interwoven*	37,600	509
Salesforce.com*#	6,200	370
Synaptics*#	17,000	455
TheStreet.com#	16,100	146
Verigy*	16,100	324

		5,753

Materials — 8.0%
Aptargroup	21,400	802
Balchem	14,000	281
CF Industries Holdings	4,200	513
LSB Industries*#	14,600	348
NewMarket	12,900	864
Terra Industries*	4,200	190
Votorantim Celulose e Papel SA, ADR#	15,200	478

		3,476

Telecommunication Services — 2.7%
NTELOS Holdings#	11,900	254
Partner Communications, ADR#	24,000	508
Syniverse Holdings*	25,100	425

		1,187

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — 0.6%
South Jersey Industries#	7,900	$270

Total Common Stocks
(Cost $42,294)		42,172

AFFILIATED MONEY MARKET FUND — 3.7%
Allegiant Money Market Fund, Class I†	1,583,994	1,584
(Cost $1,584)
Total Investments Before Collateral for Loaned Securities — 101.2%
(Cost $43,878)		43,756

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 34.7%
Master Notes — 3.8%
Bear Stearns
3.330%, 06/02/08	$865	865
JPMorgan Securities
3.230%, 03/17/08	779	778

		1,643

Medium Term Notes — 6.0%
General Electric Capital
3.290%, 05/19/08 (A)	580	580
Liquid Funding LLC
3.090%, 06/11/08 (A)	433	432
Merrill Lynch
3.190%, 07/07/08 (A)	1,211	1,213
Morgan Stanley
3.260%, 01/15/09 (A)	173	173
3.230%, 02/02/09 (A)	173	173

		2,571

	Number of Shares
Money Market Funds — 0.8%
Merrill Lynch Premier Institutional Fund	138,407	139
Schwab Value Advantage Money Fund	216,261	216

		355

	Par (000)
Repurchase Agreements — 24.1%
Bear Stearns
3.200%, 06/05/08 (B)	$2,595	2,595
3.230%, 03/03/08	3,287	3,287
Greenwich Capital
3.280%, 03/03/08	2,163	2,163
Lehman Brothers
3.210%, 03/03/08	1,956	1,956

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreements — continued
Merrill Lynch
3.230%, 03/03/08	$433	$432

		10,433
Total Short Term Investments Held as Collateralfor Loaned Securities
(Cost $15,003)		15,002
TOTAL INVESTMENTS — 135.9%
(Cost $58,881)**		58,758
Other Assets & Liabilities — (35.9)%		(15,511)
TOTAL NET ASSETS — 100.0%		$43,247

* Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $58,908.

Gross unrealized appreciation (000)	$2,895
Gross unrealized depreciation (000)	(3,045)

Net unrealized depreciation (000)	$(150)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $14,505.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2008.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $2,595 and represents 6.0% of net assets as of February 29, 2008.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

PLC — Public Liability Company

REIT — Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Focused Value Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.6%
Consumer Discretionary — 5.5%
Polaris Industries#	1,900	$72
Rent-A-Center*	4,200	72
Scholastic*	1,550	54
Wolverine World Wide#	3,800	101

		299

Consumer Staples — 6.0%
Andersons#	3,150	146
Central European Distribution*	1,400	81
Fresh Del Monte Produce*	2,050	68
Ralcorp Holdings*	550	31

		326

Energy — 9.1%
Berry Petroleum	3,200	131
Bois d’Arc Energy*	3,900	84
Hornbeck Offshore Services*#	3,300	148
Oil States International*#	3,050	129

		492

Financials — 30.7%
Assured Guaranty#	2,400	62
Beneficial Mutual Bancorp*#	5,800	53
BlackRock Kelso Capital#	9,300	117
Calamos Asset Management	2,600	48
City Holding	550	20
Delphi Financial Group, Cl A#	4,700	142
DiamondRock Hospitality REIT#	7,000	87
Endurance Specialty Holdings	2,150	84
Glacier Bancorp#	7,050	121
Inland Real Estate REIT	5,000	70
Interactive Brokers Group, Cl B*	4,700	146
Meadowbrook Insurance Group	11,100	88
Nationwide Health Properties REIT#	2,050	62
Navigators Group*	1,950	107
NBT Bancorp#	2,450	47
Oriental Financial Group	1,600	33
Procentury	3,200	59
Southwest Bancorp	1,550	25
SVB Financial Group*#	3,000	136
United Bankshares#	3,800	100
Universal Health Realty Income Trust REIT	1,800	61

		1,668

Healthcare — 10.4%
AmSurg*	5,400	130
Dionex*#	1,300	96
Healthspring*	6,700	118
Perrigo#	3,700	124
PSS World Medical*	3,050	53
Quidel*	2,600	43

		564

Industrials — 14.1%
Columbus McKinnon*	1,500	43
DRS Technologies	2,400	135
Genco Shipping & Trading#	2,100	122
ICF International*	1,800	47
Lennox International	3,548	133
Mueller Industries	2,700	78
Powell Industries*	2,700	103

	Number of Shares	Value (000)

URS*	2,550	$103

		764

Information Technology — 6.8%
Anixter International*#	1,200	78
ExlService Holdings*#	3,700	79
Plexus*	1,450	36
PROS Holdings*	8,800	114
Sybase*	2,300	61

		368

Materials — 9.3%
AMCOL International#	800	23
Commercial Metals	3,200	97
Methanex	5,050	145
NewMarket	1,850	124
Olympic Steel	1,400	58
OM Group*#	1,000	61

		508

Telecommunication Services — 3.2%
Atlantic Tele-Network	600	18
Premiere Global Services*#	1,700	24
Syniverse Holdings*	7,700	131

		173

Utilities — 3.5%
Cleco	1,400	32
El Paso Electric*	6,237	128
EnergySouth#	600	30

		190

Total Common Stocks
(Cost $5,681)		5,352

AFFILIATED MONEY MARKET FUND — 1.0%
Allegiant Money Market Fund, Class I†	56,036	56
(Cost $56)
Total Investments Before Collateral for Loaned Securities — 99.6%
(Cost $5,737)		5,408

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 33.7%
Master Notes — 3.7%
Bear Stearns
3.330%, 06/02/08	$105	105
JPMorgan Securities
3.230%, 03/17/08	95	95

		200

Medium Term Notes — 5.8%
General Electric Capital
3.290%, 05/19/08 (A)	71	71
Liquid Funding LLC
3.090%, 06/11/08 (A)	53	53
Merrill Lynch
3.190%, 07/07/08 (A)	148	148

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Medium Term Notes — continued
Morgan Stanley
3.260%, 01/15/09 (A)	$21	$21
3.230%, 02/02/09 (A)	21	21

		314

	Number of Shares

Money Market Funds — 0.8%
Merrill Lynch Premier Institutional Fund	16,877	17
Schwab Value Advantage Money Fund	26,371	26

		43

	Par (000)

Repurchase Agreements — 23.4%
Bear Stearns
3.200%, 06/05/08 (B)	$316	316
3.230%, 03/03/08	401	401
Greenwich Capital
3.280%, 03/03/08	264	264
Lehman Brothers
3.210%, 03/03/08	239	238
Merrill Lynch
3.230%, 03/03/08	53	53

		1,272
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $1,829)		1,829

TOTAL INVESTMENTS — 133.3%
(Cost $7,566)**		7,237
Other Assets & Liabilities — (33.3)%		(1,809)
TOTAL NET ASSETS — 100.0%		$5,428

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $7,566.

Gross unrealized appreciation (000)	$244
Gross unrealized depreciation (000)	(573)

Net unrealized depreciation (000)	$(329)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $1,758.
(A)	Variable Rate Security—the rate shown is the rate in effect on February 29, 2008.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $316 and represents 5.8% of net assets as of February 29, 2008.

Cl—Class

LLC—Limited Liability Corporation

REIT—Real Estate Investment Trust

See	Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.0%
Consumer Discretionary — 12.7%
Aeropostale*#	2,450	$66
Bally Technologies*	700	27
Capella Education*#	1,000	53
Chipotle Mexican Grill*	600	52
CROCS*#	900	22
Ctrip.com International, ADR	700	42
DeVry	2,400	105
Fossil*	1,800	58
Iconix Brand Group*	1,200	25
Marvel Entertainment*	2,200	55
NetFlix*#	2,800	88
Priceline.com*#	700	80
Strayer Education	600	93

		766

Consumer Staples — 4.7%
Casey’s General Stores	3,100	78
Central European Distribution*	600	35
Flowers Foods	1,500	34
Herbalife	800	33
Ruddick	1,600	51
WD-40	1,600	50

		281

Energy — 8.3%
Atlas America	1,100	66
Atwood Oceanics*	900	84
Core Laboratories NV*	400	49
Hornbeck Offshore Services*#	600	27
Mariner Energy*	2,400	66
PetroHawk Energy*#	2,100	38
T-3 Energy Services*	1,800	89
W-H Energy Services*	1,300	82

		501

Financials — 8.5%
American Physicians Capital	900	40
BanColombia SA, ADR	1,400	47
eHealth*#	2,600	64
First Mercury Financial*	3,900	64
Max Capital Group	2,300	64
Nationwide Health Properties REIT#	2,900	88
Oppenheimer Holdings	1,000	46
optionsXpress Holdings	3,000	70
Waddell & Reed Financial	1,000	31

		514
-

Healthcare — 22.5%
Air Methods*#	1,400	58
Alexion Pharmaceuticals*#	400	24
Amedisys*#	900	38
Bio-Reference Labs*	2,000	55
Haemonetics*	1,000	58
HealthExtras*	2,202	61
Hologic*#	1,100	66
Idexx Laboratories*	1,400	78
Illumina*#	500	36
Kendle International*#	2,200	99
Lifecell*#	3,300	133
Meridian Bioscience	3,300	113
Molina Healthcare*#	1,300	41

	Number of Shares	Value (000)

Omnicell*#	3,100	$59
Onyx Pharmaceuticals*#	1,600	44
Orthofix International NV*	600	24
Parexel International*	1,900	104
Res-Care*	2,800	60
Respironics*	1,000	66
Techne*	2,000	137

		1,354

Industrials — 15.1%
Barnes Group	2,900	66
Bucyrus International	1,400	140
Curtiss-Wright	600	25
Dynamic Materials#	1,600	91
Heico#	1,700	75
Hexcel*	1,700	35
IDEX	1,400	42
Layne Christensen*	2,200	88
Rollins	2,700	48
URS*	600	24
Wabtec#	1,800	62
Waste Connections*	3,590	109
Watson Wyatt Worldwide, Cl A#	2,000	106

		911

Information Technology — 18.1%
Actuate*	6,600	32
Aladdin Knowledge Systems*	1,600	34
ANSYS*	1,260	47
Atheros Communications*#	2,100	51
Concur Technologies*#	800	23
Diodes*#	1,500	34
EMS Technologies*	1,100	32
Euronet Worldwide*#	2,200	48
Flir Systems*#	4,000	114
Heartland Payment Systems#	1,900	42
Hittite Microwave*	1,100	36
Informatica*	8,950	156
Jack Henry & Associates	2,000	47
Micros Systems*	1,600	51
Rimage*	1,400	32
Secure Computing*#	4,100	33
Solera Holdings*	4,200	100
SRA International*	1,100	26
Sybase*	3,300	88
Vocus*#	2,600	64

		1,090

Materials — 6.4%
Airgas	1,310	64
AMCOL International#	1,100	32
Aptargroup	1,600	60
Greif, Cl A	1,200	78
NewMarket	900	60
Rockwood Holdings*	1,800	55
Terra Industries*	800	36

		385

Telecommunication Services — 1.1%
Partner Communications, ADR#	3,100	66

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — 0.6%
ITC Holdings	600	$32

Total Common Stocks
(Cost $5,590)		5,900

AFFILIATED MONEY MARKET FUND — 2.0%
Allegiant Money Market Fund, Class I †	121,649	122
(Cost $122)
Total Investments Before Collateral for Loaned Securities — 100.0%
(Cost $5,712)		6,022

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 27.0%
Master Notes — 3.0%
Bear Stearns
3.330%, 06/02/08	$94	94
JPMorgan Securities
3.230%, 03/17/08	84	84

		178

Medium Term Notes — 4.6%
General Electric Capital
3.290%, 05/19/08 (A)	63	63
Liquid Funding LLC
3.090%, 06/11/08 (A)	47	47
Merrill Lynch
3.190%, 07/07/08 (A)	131	131
Morgan Stanley
3.260%, 01/15/09 (A)	19	19
3.230%, 02/02/09 (A)	19	19

		279

	Number of Shares

Money Market Funds — 0.6%
Merrill Lynch Premier Institutional Fund	15,009	15
Schwab Value Advantage Money Fund	23,451	24

		39

	Par (000)	Value (000)

Repurchase Agreements — 18.8%
Bear Stearns
3.200%, 06/05/08 (B)	$281	$281
3.230%, 03/03/08	356	356
Greenwich Capital
3.280%, 03/03/08	235	235
Lehman Brothers
3.210%, 03/03/08	212	212
Merrill Lynch
3.230%, 03/03/08	47	47

		1,131
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $1,627)		1,627
TOTAL INVESTMENTS — 127.0%
(Cost $7,339)**		7,649
Other Assets & Liabilities — (27.0)%		(1,625)
TOTAL NET ASSETS — 100.0%		$6,024

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $7,340.

Gross unrealized appreciation (000)	$690
Gross unrealized depreciation (000)	(381)

Net unrealized appreciation (000)	$309

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $1,576
(A)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2008.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $281 and represents 4.7% of net assets as of February 29, 2008.

ADR	— American Depository Receipt
Cl	— Class
LLC	— Limited Liability Company
REIT	— Real Estate Investment Trust

See	Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Value Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.4%
Consumer Discretionary — 6.0%
Aftermarket Technology*#	73,400	$1,376
Callaway Golf	118,000	1,798
Gaiam*#	69,100	1,471
Interactive Data#	64,850	1,898
Lululemon Athletica*	52,350	1,408
Pre-Paid Legal Services*#	27,850	1,327
Tenneco*#	14,500	366
Tupperware Brands#	63,950	2,333

		11,977

Consumer Staples — 8.1%
Andersons#	39,100	1,809
BJ’s Wholesale Club*	55,600	1,755
Cal-Maine Foods#	34,700	1,197
Casey’s General Stores	78,850	1,975
Central European Distribution*	29,800	1,734
Flowers Foods#	92,400	2,094
Fresh Del Monte Produce*	23,200	770
Hain Celestial Group*#	43,312	1,169
Herbalife#	47,400	1,983
Ruddick#	25,350	817
TreeHouse Foods*	31,250	693

		15,996

Energy — 10.8%
Bois d’Arc Energy*	51,150	1,098
Comstock Resources*	56,750	2,060
Dawson Geophysical*	24,350	1,604
Exterran Holdings*#	28,400	1,978
Global Industries*#	95,700	1,762
Hornbeck Offshore Services*#	50,350	2,262
Oceaneering International*#	28,980	1,739
Oil States International*#	49,650	2,093
Sabine Royalty Trust#	17,600	870
T-3 Energy Services*	35,200	1,738
Warren Resources*#	115,050	1,540
Whiting Petroleum*	43,600	2,669

		21,413

Financials — 29.8%
Agree Realty REIT#	13,850	388
Amerisafe*#	136,450	1,794
Amtrust Financial Services	54,550	911
Aspen Insurance Holdings	92,200	2,668
Bancfirst#	43,150	1,818
BanColombia SA, ADR	61,900	2,089
BioMed Realty Trust REIT#	74,454	1,632
Calamos Asset Management#	30,400	559
City Holding	51,352	1,912
Corporate Office Properties Trust REIT#	57,548	1,763
Delphi Financial Group, Cl A#	57,300	1,728
Digital Realty Trust REIT#	52,689	1,892
Endurance Specialty Holdings	57,550	2,262
Federal Agricultural Mortgage#	31,000	745
First Niagara Financial Group#	178,177	2,035
First Potomac Realty Trust REIT	57,305	896
First Regional Bancorp*#	39,450	632
Interactive Brokers Group, Cl B*#	59,800	1,858
International Bancshares	93,000	2,016
Intervest Bancshares	49,350	656
Max Capital Group	85,450	2,370

	Number of Shares	Value (000)

Meadowbrook Insurance Group#	142,784	$1,137
Montpelier Re Holdings#	49,950	795
Nara Bancorp#	73,800	809
National Penn Bancshares#	53,318	854
Navigators Group*	36,700	2,009
NBT Bancorp#	35,100	673
Odyssey Re Holdings#	58,100	2,102
Oriental Financial Group#	107,400	2,236
Procentury	56,600	1,039
SeaBright Insurance Holdings*#	77,800	1,159
Selective Insurance Group#	55,650	1,322
Senior Housing Properties Trust REIT#	112,000	2,382
Signature Bank*	20,750	550
South Financial Group#	27,893	402
Southwest Bancorp	42,550	689
Sterling Bancshares#	209,855	1,954
Sun Bancorp*#	51,500	657
SVB Financial Group*#	20,950	949
Taylor Capital Group	20,350	332
Texas Capital Bancshares*	42,100	630
UMB Financial	5,000	191
United America Indemnity*	97,214	1,824
Washington Real Estate Investment Trust REIT#	27,800	887
Wintrust Financial	27,150	916

		59,122

Healthcare — 9.3%
AMERIGROUP*	44,250	1,593
AmSurg*	72,950	1,757
Bio-Rad Laboratories*#	18,350	1,733
Dionex*#	23,100	1,705
Edwards Lifesciences*#	20,750	905
Healthspring*#	62,300	1,093
inVentiv Health*#	49,600	1,577
Inverness Medical Innovations*#	15,400	456
Molina Healthcare*#	44,200	1,399
Perrigo#	63,700	2,129
PharmaNet Development Group*#	11,350	327
PSS World Medical*#	104,500	1,829
Res-Care*	85,650	1,845

		18,348

Industrials — 13.2%
Actuant	67,500	1,814
Aecom Technology*	40,650	1,054
DRS Technologies	37,250	2,089
EnerSys*	77,650	1,785
GeoEye*	62,850	1,899
ICF International*	29,750	775
Interline Brands*	94,650	1,682
Lennox International#	47,700	1,795
Lindsay#	31,700	2,492
Mueller Industries#	21,700	624
PeopleSupport*	133,800	1,553
Powell Industries*	40,000	1,525
Republic Airways Holdings*#	57,100	1,116
Skywest#	90,000	1,991
Waste Connections*#	69,170	2,100
Werner Enterprises#	107,000	1,904

		26,198

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — 6.3%
ADC Telecommunications*#	64,750	$885
Anixter International*#	13,550	886
Brightpoint*#	133,150	1,377
Jack Henry & Associates#	47,400	1,115
Lawson Software*#	76,900	600
Mantech International, Cl A*	46,050	2,030
Pericom Semiconductor*	133,300	1,777
Secure Computing*	141,600	1,150
Sybase*#	62,470	1,663
TIBCO Software*#	150,450	1,060

		12,543

Materials — 7.0%
Braskem SA, ADR#	127,000	2,145
Cleveland-Cliffs#	22,000	2,628
Gerdau Ameristeel#	135,200	2,027
ICO*	123,350	961
Methanex	69,450	2,001
Minerals Technologies#	14,550	877
NewMarket#	33,400	2,236
Schnitzer Steel Industries, Cl A#	15,350	1,005

		13,880

Telecommunication Services — 3.7%
Atlantic Tele-Network	57,550	1,770
Premiere Global Services*#	169,920	2,401
Shenandoah Telecom	88,250	1,314
Syniverse Holdings*	109,150	1,850

		7,335

Utilities — 4.2%
AGL Resources#	27,500	954
El Paso Electric*#	93,300	1,909
EnergySouth#	11,650	591
Northwest Natural Gas#	40,000	1,682
Westar Energy#	46,650	1,060
WGL Holdings#	68,950	2,150

		8,346
Total Common Stocks
(Cost $198,834)		195,158

AFFILIATED MONEY MARKET FUND — 1.8%
Allegiant Advantage Institutional Money Market Fund, Class I†
(Cost $3,608)	3607,641	3,608
Total Investments Before Collateral for Loaned Securities —100.2%
(Cost $202,442)		198,766

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES—32.8%
Master Notes — 3.6%
Bear Stearns
3.330%, 06/02/08	$3,755	3,755
JPMorgan Securities
3.230%, 03/17/08	3,380	3,380

		7,135

	Par (000)	Value (000)
Medium Term Notes — 5.6%
General Electric Capital
3.290%, 05/19/08 (A)	$2,516	$2,516
Liquid Funding LLC
3.090%, 06/11/08 (A)	1,878	1,878
Merrill Lynch
3.190%, 07/07/08 (A)	5,258	5,265
Morgan Stanley
3.260%, 01/15/09 (A)	751	751
3.230%, 02/02/09 (A)	751	751

		11,161

	Number of Shares
Money Market Funds — 0.8%
Merrill Lynch Premier Institutional Fund	600,861	601
Schwab Value Advantage Money Fund	938,845	939

		1,540

	Par (000)
Repurchase Agreements — 22.8%
Bear Stearns
3.200%, 06/05/08 (B)	$11,266	11,266
3.230%, 03/03/08	14,270	14,270
Greenwich Capital
3.280%, 03/03/08	9,388	9,389
Lehman Brothers
3.210%, 03/03/08	8,491	8,491
Merrill Lynch
3.230%, 03/03/08	1,878	1,878

		45,294
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $65,129)		65,130

TOTAL INVESTMENTS — 133.0%
(Cost $267,571)**		263,896
Other Assets & Liabilities — (33.0)%		(65,410)
TOTAL NET ASSETS — 100.0%		$198,486

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $268,989.

Gross unrealized appreciation (000)	$16,020
Gross unrealized depreciation (000)	(21,113)

Net unrealized depreciation (000)	$(5,093)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $62,791.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2008.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $11,266 and represents 5.7% of net assets as of February 29, 2008.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

REIT — Real Estate Investment Trust

Allegiant Multi-Factor Small Cap Value Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
Russell Mini	54	$4,082	03/19/08	$(373)

Cash in the amount of $226,800 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.6%
Consumer Discretionary — 8.4%
Abercrombie & Fitch	1,346	$104
Amazon.com*	4,605	297
Apollo Group, Cl A*	2,320	142
AutoNation*	976	14
AutoZone*	768	88
Bed Bath & Beyond*#	3,844	109
Best Buy	5,355	230
Big Lots*#	676	11
Black & Decker#	884	61
Brunswick#	633	10
Carnival	5,866	231
CBS, Cl B	8,321	190
Centex	893	20
Circuit City Stores#	1,199	5
Clear Channel Communications	7,044	225
Coach*	5,316	161
Comcast, Cl A	43,475	849
Darden Restaurants	2,008	62
Dillard’s, Cl A#	447	7
DIRECTV Group*	10,305	258
Eastman Kodak#	2,971	50
EW Scripps, Cl A	1,285	54
Expedia*	3,169	73
Family Dollar Stores#	1,987	38
Ford Motor*#	24,742	162
Fortune Brands	2,157	140
GameStop*	2,727	115
Gannett	2,967	89
Gap#	6,001	121
General Motors#	7,049	164
Genuine Parts#	2,374	98
Goodyear Tire & Rubber*	3,727	101
H&R Block#	4,598	86
Harley-Davidson#	3,520	131
Harman International Industries	868	36
Hasbro	2,080	54
Home Depot	23,999	637
IAC/InterActiveCorp*	2,608	52
International Game Technology	5,021	227
Interpublic Group*#	6,723	58
JC Penney	2,718	126
Johnson Controls	8,400	276
Jones Apparel Group	612	9
KB Home#	580	14
Kohl’s*	4,437	197
Leggett & Platt	1,258	21
Lennar, Cl A#	1,016	19
Limited Brands	3,318	51
Liz Claiborne#	709	13
Lowe’s	21,445	514
Macy’s	4,924	121
Marriott, Cl A	4,462	152
Mattel	4,548	88
McDonald’s	17,019	921
McGraw-Hill	4,687	192
Meredith	550	24
New York Times, Cl A#	1,893	35
Newell Rubbermaid	3,452	78
News	33,012	608
Nike, Cl B	5,763	347
Nordstrom#	2,658	98
Office Depot*	2,080	24

	Number of Shares	Value (000)

OfficeMax	572	$12
Omnicom Group	4,659	208
Polo Ralph Lauren	833	52
Pulte Homes	3,035	41
RadioShack#	1,854	32
Sears Holdings*#	1,032	99
Sherwin-Williams	1,474	76
Snap-On Tools	603	30
Stanley Works	1,163	56
Staples	10,003	223
Starbucks*	10,393	187
Starwood Hotels & Resorts Worldwide	2,843	135
Target	11,754	618
Tiffany	1,918	72
Time Warner	50,432	787
TJX	6,221	199
VF	1,252	95
Viacom, Cl B*	9,380	373
Walt Disney#	26,928	873
Washington Post	85	62
Wendy’s#	1,230	30
Whirlpool#	1,109	94
Wyndham Worldwide	2,517	56
Yum! Brands	7,983	275

		14,173

Consumer Staples — 10.6%
Altria Group	30,185	2,208
Anheuser-Busch	10,650	502
Archer-Daniels-Midland	9,525	430
Avon Products	6,617	252
Brown-Forman, Cl B	1,222	78
Campbell Soup	3,435	111
Clorox	2,151	125
Coca-Cola	28,498	1,666
Coca-Cola Enterprises	4,048	99
Colgate-Palmolive	7,569	576
ConAgra Foods	6,893	152
Constellation Brands, Cl A*	2,770	53
Costco Wholesale	6,141	380
CVS Caremark	21,047	850
Dean Foods*	961	21
Estee Lauder, Cl A#	1,650	70
General Mills	4,776	268
H.J. Heinz	4,495	198
Hershey#	2,568	95
Kellogg	3,924	199
Kimberly-Clark	5,994	391
Kraft Foods	21,888	682
Kroger	8,863	215
McCormick & Company#	1,808	62
Molson Coors Brewing	2,154	116
Pepsi Bottling Group	2,201	75
PepsiCo	23,203	1,614
Procter & Gamble	44,318	2,933
Reynolds American#	2,152	137
Safeway	5,818	167
Sara Lee	10,244	129
Supervalu	1,747	46
SYSCO	8,603	241
Tyson Foods, Cl A	1,949	28
UST#	2,551	139
Walgreen	14,028	512

Allegiant S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
Wal-Mart Stores	33,905	$1,681
Whole Foods Market#	1,957	69
Wm. Wrigley Jr.#	3,273	196

		17,766

Energy —13.5%
Anadarko Petroleum	6,646	424
Apache	4,844	556
Baker Hughes	4,592	309
BJ Services#	4,676	121
Cameron International*	3,079	131
Chesapeake Energy#	7,095	321
Chevron	29,870	2,589
ConocoPhillips	23,011	1,903
Consol Energy	2,837	216
Devon Energy	6,493	667
El Paso#	9,946	162
ENSCO International	2,049	123
EOG Resources	3,719	442
ExxonMobil	78,051	6,791
Halliburton	12,536	480
Hess	3,950	368
Marathon Oil	10,118	538
Murphy Oil	2,928	235
Nabors Industries*	3,997	126
National Oilwell Varco*	5,071	316
Noble	3,792	186
Noble Energy	2,428	188
Occidental Petroleum	11,722	907
Peabody Energy#	3,739	212
Range Resources	2,110	129
Rowan	1,556	63
Schlumberger#	17,011	1,471
Smith International	3,020	190
Spectra Energy	7,893	182
Sunoco#	1,675	102
Tesoro Petroleum#	1,926	71
TransOcean*#	4,671	656
Valero Energy	7,831	452
Weatherford International*	4,791	330
Williams	8,435	304
XTO Enegy	7,318	452

		22,713

Financials —16.6%
ACE	4,374	246
AFLAC	6,901	431
Allstate	7,595	362
Ambac Financial Group#	1,554	17
American Capital Strategies#	2,617	95
American Express	16,686	706
American International Group	36,214	1,697
Ameriprise Financial	3,281	166
AON	4,153	173
Apartment Investment & Management, Cl A
REIT#	707	24
Assurant	1,358	85
AvalonBay Communities REIT#	1,123	104
Bank of America	62,866	2,498
Bank of New York Mellon	16,440	721
BB&T	7,833	244
Bear Stearns#	1,562	125

	Number of Shares	Value (000)

Boston Properties REIT	1,687	$145
Capital One Financial	5,121	236
CB Richard Ellis Group, Cl A*#	2,775	56
Charles Schwab	13,442	264
Chubb	5,524	281
Cincinnati Financial#	1,678	62
CIT Group	1,363	30
Citigroup	70,647	1,675
CME Group#	788	404
Comerica#	2,136	77
Commerce Bancorp#	2,769	105
Countrywide Financial#	7,230	46
Developers Diversified Realty REIT	1,259	49
Discover Financial Services	6,851	103
E*Trade Financial*#	3,086	13
Equity Residential REIT	3,835	146
Fannie Mae	13,929	385
Federated Investors, Cl B#	1,472	60
Fifth Third Bancorp	7,646	175
First Horizon National#	1,717	28
Franklin Resources	2,302	217
Freddie Mac	8,592	216
General Growth Properties REIT	2,875	102
Genworth Financial, Cl A	5,147	119
Goldman Sachs	5,673	962
Hartford Financial Services	4,211	294
Host Hotels & Resorts REIT	6,239	101
Hudson City Bancorp	7,362	117
Huntington Bancshares	5,205	64
IntercontinentalExchange*	1,079	141
Janus Capital Group#	2,189	53
JPMorgan Chase	47,695	1,939
KeyCorp	5,558	123
Kimco Realty REIT#	3,552	120
Legg Mason	1,913	126
Lehman Brothers Holdings	7,543	385
Leucadia National#	2,407	109
Lincoln National	3,444	176
Loews	6,218	260
M&T Bank#	1,060	87
Marsh & McLennan	7,262	185
Marshall & Ilsley#	3,643	85
MBIA#	1,339	17
Merrill Lynch	12,200	605
MetLife	10,462	610
MGIC Investment#	1,174	17
Moody’s#	3,129	119
Morgan Stanley	14,987	631
National City#	9,019	143
Northern Trust	2,698	182
NYSE Euronext	3,865	254
Plum Creek Timber REIT#	2,437	99
PNC Financial Services Group	5,018	308
Principal Financial Group	3,701	204
Progressive	10,546	193
Prologis REIT	3,697	199
Prudential Financial	6,422	469
Public Storage REIT#	1,753	143
Regions Financial	9,993	212
Safeco	1,485	69
Simon Property Group REIT	3,147	264
SLM	6,886	135
Sovereign Bancorp#	2,946	32

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
State Street	5,560	$437
SunTrust Banks	5,017	292
T. Rowe Price Group	3,831	194
Torchmark#	1,323	80
Travelers	8,741	406
U.S. Bancorp	24,594	787
Unum Group	5,104	117
Vornado Realty Trust REIT#	1,884	157
Wachovia	28,096	860
Washington Mutual#	10,528	156
Wells Fargo	48,120	1,407
XL Capital, Cl A	2,042	74
Zions Bancorp#	1,539	73

		27,960

Healthcare — 12.2%
Abbott Laboratories	22,051	1,181
Aetna	7,078	351
Allergan	4,342	257
AmerisourceBergen	2,375	99
Amgen*	15,578	709
Applied Biosystems Group - Applera	2,571	87
Barr Pharmaceuticals*	1,524	72
Baxter International	9,082	536
Becton Dickinson	3,593	325
Biogen Idec*	4,341	253
Boston Scientific*	18,980	239
Bristol-Myers Squibb	28,065	635
C.R. Bard	1,666	158
Cardinal Health	4,752	281
Celgene*	5,909	333
CIGNA	3,949	176
Coventry Healthcare*	2,669	138
Covidien	6,852	293
Eli Lilly	13,961	698
Express Scripts*	4,058	240
Forest Laboratories*	4,411	175
Genzyme*	4,003	284
Gilead Sciences*	13,645	646
Hospira*	2,609	111
Humana*	2,396	164
IMS Health	2,936	66
Johnson & Johnson	40,799	2,528
King Pharmaceuticals*	2,577	27
Laboratory Corp. of America Holdings*#	1,916	148
McKesson	4,189	246
Medco Health Solutions*	7,951	352
Medtronic#	16,282	804
Merck	30,996	1,373
Millipore*#	772	54
Mylan Laboratories#	4,277	51
Patterson*	2,264	80
PerkinElmer	1,676	42
Pfizer	97,243	2,167
Quest Diagnostics	2,505	119
Schering-Plough	22,914	497
St. Jude Medical*	5,107	219
Stryker	?>3,531	230
Tenet Healthcare*	3,399	16
Thermo Fisher Scientific*	6,160	345
UnitedHealth Group	18,397	855
Varian Medical Systems*	2,361	124

	Number of Shares	Value (000)

Waters*	1,880	$112
Watson Pharmaceuticals*	1,443	40
WellPoint*	8,273	580
Wyeth Pharmaceuticals	19,136	835
Zimmer Holdings*	3,511	264

		20,615

Industrials — 11.7%
3M	10,082	790
Allied Waste Industries*#	2,196	23
Avery Dennison	1,240	64
Boeing	10,917	904
Burlington Northern Santa Fe	4,264	374
C.H. Robinson Worldwide	2,736	139
Caterpillar	9,188	665
Cintas	1,909	55
Cooper Industries, Cl A	2,642	111
CSX	5,978	290
Cummins	2,822	142
D. R. Horton	2,027	28
Danaher	3,883	288
Deere	6,374	543
Dover	2,714	113
Eaton	2,101	169
Emerson Electric	11,233	572
Equifax#	1,865	64
Expeditors International Washington	3,711	146
FedEx	4,375	386
Fluor	1,346	187
General Dynamics	5,929	485
General Electric	143,746	4,764
Goodrich	1,815	108
Honeywell International	10,707	616
Illinois Tool Works	5,847	287
Ingersoll-Rand, Cl A	3,854	161
ITT Industries	2,877	162
Jacobs Engineering Group*	1,860	149
L-3 Communications Holdings	2,015	214
Lockheed Martin	5,052	521
Manitowoc	1,932	79
Masco	3,701	69
Monster Worldwide*#	1,713	46
Norfolk Southern	5,518	292
Northrop Grumman	4,824	379
PACCAR	5,210	226
Pall	1,829	72
Parker Hannifin	2,379	154
Pitney Bowes	3,403	122
Precision Castparts	2,039	225
Raytheon	6,073	394
Robert Half	2,309	62
Rockwell Automation	2,379	130
Rockwell Collins	2,703	159
RR Donnelley & Sons	2,500	80
Ryder System	442	25
Southwest Airlines#	9,427	116
Terex*	1,739	117
Textron	3,564	193
Trane	3,077	139
Tyco International	6,369	255
Union Pacific	3,706	462
United Parcel Service, Cl B	14,867	1,044
United Technologies	14,176	1,000

Allegiant S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
W.W. Grainger	1,019	$75
Waste Management	7,000	230

		19,665

Information Technology — 15.4%
Adobe Systems*	8,308	280
Advanced Micro Devices*#	7,312	53
Affiliated Computer Services, Cl A*	1,230	62
Agilent Technologies*	5,659	173
Akamai Technologies*#	3,171	112
Altera	4,752	81
Analog Devices	4,291	116
Apple*	12,579	1,573
Applied Materials	19,783	379
Autodesk*	3,577	111
Automatic Data Processing	7,684	307
BMC Software*	2,847	92
Broadcom, Cl A*	6,656	126
CA	5,640	129
Ciena*#	1,210	31
Cisco Systems*	86,921	2,118
Citrix Systems*	3,026	100
Cognizant Technology Solutions, Cl A*	4,683	141
Computer Sciences*	2,460	107
Compuware*	4,144	33
Convergys*	1,841	27
Corning	22,292	518
Dell*	31,894	633
eBay*	16,562	437
Electronic Arts*#	4,803	227
Electronic Data Systems	5,518	96
EMC*	29,684	461
Fidelity National Information Services	2,223	92
Fiserv*	2,398	126
Google, Cl A*	3,349	1,578
Hewlett-Packard	37,046	1,770
Intel	83,196	1,660
International Business Machines	19,684	2,241
Intuit*	5,385	143
Jabil Circuit	2,177	28
JDS Uniphase*#	3,105	41
Juniper Networks*	7,570	203
KLA-Tencor#	2,672	112
Lexmark International, Cl A*	1,339	44
Linear Technology#	3,161	88
LSI*	9,029	46
MEMC Electronic Materials*	3,466	264
Microchip Technology#	3,222	99
Micron Technology*#	7,119	54
Microsoft	114,823	3,126
Molex	2,037	46
Motorola	32,124	320
National Semiconductor	3,323	55
Network Appliance*	4,869	105
Novell*	4,926	37
Novellus Systems*	1,547	34
NVIDIA*	8,461	181
Oracle*	57,219	1,076
Paychex	4,717	148
QLogic*	2,606	41
Qualcomm#	23,343	989
SanDisk*	3,323	78

	Number of Shares	Value (000)

Sun Microsystems*	11,774	$193
Symantec*	12,364	208
Tellabs*	6,173	41
Teradata*	2,552	64
Teradyne*	2,055	25
Texas Instruments	19,780	593
Total System Services	2,764	61
Tyco Electronics	7,034	231
Unisys*	4,474	18
VeriSign*	3,139	109
Western Union	10,476	218
Xerox	13,268	195
Xilinx	3,968	89
Yahoo!*	19,814	550

		25,943

Materials — 3.5%
Air Products & Chemicals	3,046	278
Alcoa	11,998	446
Allegheny Technologies	1,439	111
Ashland#	410	18
Ball	1,805	80
Bemis	724	18
Dow Chemical	12,689	478
E.I. duPont de Nemours	12,719	590
Eastman Chemical	1,146	75
Ecolab	2,895	135
Freeport-McMoRan Copper & Gold	5,715	576
Hercules	1,634	30
International Flavors & Fragrances	1,150	50
International Paper	4,948	157
MeadWestvaco	2,553	66
Monsanto	7,848	908
Newmont Mining#	6,392	327
Nucor	4,170	269
Pactiv*	2,500	63
PPG Industries	2,316	144
Praxair	4,469	359
Rohm & Haas#	1,772	95
Sealed Air#	2,275	55
Sigma-Aldrich	2,218	122
Titanium Metals#	1,481	31
United States Steel	1,767	192
Vulcan Materials#	1,530	107
Weyerhaeuser#	2,429	149

		5,929

Telecommunication Services — 3.2%
American Tower, Cl A*#	5,822	224
AT&T	86,372	3,008
CenturyTel	1,562	57
Citizens Communications	2,544	27
Embarq	2,257	95
Qwest Communications#	22,214	120
Sprint Nextel	37,713	268
Verizon Communications	41,176	1,496
Windstream	5,224	61

		5,356

Utilities — 3.5%
AES*	9,516	171
Allegheny Energy	2,339	118
Ameren#	2,942	126

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — continued
American Electric Power	5,665	$232
CenterPoint Energy	4,523	66
CMS Energy	3,280	47
Consolidated Edison	3,842	157
Constellation Energy Group	2,603	230
Dominion Resources	8,312	332
DTE Energy#	2,315	92
Duke Energy	17,839	313
Dynegy, Cl A*	6,980	52
Edison International	4,627	229
Entergy	2,769	284
Exelon	9,412	704
FirstEnergy	4,360	295
FPL Group#	5,767	348
Integrys Energy Group	1,069	49
Nicor#	645	22
NiSource	3,861	66
Pepco Holdings	2,928	74
PG&E	5,046	190
Pinnacle West Capital	1,412	50
PPL	5,303	241
Progress Energy	3,695	155
Progress Energy CVO (A) (B)	2,575	–
Public Service Enterprise Group	7,205	318
Questar	2,492	138
Sempra Energy	3,735	198
Southern	10,763	372
TECO Energy	3,004	45
Xcel Energy#	6,036	120

		5,834

Total Common Stocks
(Cost $133,107)		165,954
EXCHANGE TRADED FUNDS — 0.4% iShares S&P 500® Index Fund#	3,100	415
S&P Depository Receipt, Trust Series 1#	2,000	267

Total Exchange Traded Funds
(Cost $684)		682

RIGHTS — 0.0%
Information Technology — 0.0%
Seagate (A) (B)	5,934	–
(Cost $ –)
AFFILIATED MONEY MARKET FUND — 0.8%
Allegiant Advantage Institutional Money Market Fund, Class I†	1,341,668	1,342
(Cost $1,342)
Total Investments Before Collateral for Loaned Securities — 99.8%
(Cost $135,133)		167,977

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 4.8%
Master Notes — 0.5%
Bear Stearns
3.330%, 06/02/08	$468	$468
JPMorgan Securities
3.230%, 03/17/08	421	421

		889

Medium Term Notes — 0.8%
General Electric Capital
3.290%, 05/19/08 (C)	313	313
Liquid Funding LLC
3.090%, 06/11/08 (C)	234	234
Merrill Lynch
3.190%, 07/07/08 (C)	655	655
Morgan Stanley
3.260%, 01/15/09 (C)	94	93
3.230%, 02/02/09 (C)	94	94

		1,389

	Number of Shares
Money Market Funds — 0.1%
Merrill Lynch Premier Institutional Fund	74,847	75
Schwab Value Advantage Money Fund	116,948	117

		192

	Par (000)
Repurchase Agreements — 3.4%
Bear Stearns
3.200%, 06/05/08 (B)	$1,403	1,403
3.230%, 03/03/08	1,778	1,778
Greenwich Capital
3.280%, 03/03/08	1,169	1,169
Lehman Brothers
3.210%, 03/03/08	1,058	1,058
Merrill Lynch
3.230%, 03/03/08	234	234

		5,642
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $8,112)		8,112

Allegiant S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

Value (000)
TOTAL INVESTMENTS — 104.6%
(Cost $143,245)**	$176,089
Other Assets & Liabilities — (4.6)%	(7,805)
TOTAL NET ASSETS — 100.0%	$168,284

* Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $146,557.

Gross unrealized appreciation (000)	$39,872
Gross unrealized depreciation (000)	(10,340)

Net unrealized appreciation (000)	$29,532

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $7,833.
(A)	Security fair valued using methods determined in good faith by the Board of Trustees.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $1,403 and represents 0.8% of net assets as of February 29, 2008.
(C)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2008.

Cl — Class

CVO — Contingent Value Obligation

LLC — Limited Liability Company

REIT — Real Estate Investment Trust

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
S&P 500®
Composite Index	5	$ 1,685	03/20/08	$ (21)

Cash in the amount of $72,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Small Cap Core Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.1%
Consumer Discretionary — 13.3%
Ambassadors Group#	226,100	$4,056
Bluegreen*#	283,720	2,400
Carter’s*#	230,650	3,559
Harman International Industries	76,070	3,134
Pool#	215,660	4,108
Select Comfort*#	155,400	665
Sonic*#	102,030	2,176
Steiner Leisure*#	78,000	2,560
Strayer Education#	18,320	2,853
Thor Industries#	105,000	3,201

		28,712

Energy — 10.5%
Alon USA Energy#	295,970	4,644
Atwood Oceanics*	36,740	3,420
Encore Acquisition*#	180,850	6,655
ION Geophysical*	80,630	1,072
Oil States International*#	164,100	6,918

		22,709

Financials — 16.1%
Affiliated Managers Group*#	40,900	3,941
Corus Bankshares#	251,570	2,599
First Marblehead#	155,955	1,876
FirstService*	233,560	5,239
Great Southern Bancorp#	56,510	1,014
Lazard, Cl A#	152,500	5,824
Montpelier Re Holdings#	185,300	2,948
Philadelphia Consolidated Holding*	54,970	1,865
Portfolio Recovery Associates*#	119,120	4,350
Safety Insurance Group	67,630	2,508
Southwest Bancorp	169,320	2,741

		34,905

Healthcare — 7.7%
Bio-Reference Labs*#	229,008	6,332
Pharmaceutical Product Development	128,680	5,799
Sciele Pharma*#	45,830	949
Syneron Medical*#	221,970	3,594

		16,674

Industrials — 18.1%
Esterline Technologies*	162,200	8,499
Franklin Electric#	86,190	2,843
Graco	96,980	3,366
Greenbrier#	146,820	3,858
Heidrick & Struggles International#	87,490	2,995
IDEX	159,455	4,809
Marten Transport*#	191,770	2,779
Oshkosh Truck, Cl B	83,300	3,338
Simpson Manufacturing#	80,400	1,926
TrueBlue*#	169,830	2,121
Universal Forest Products#	94,010	2,612

		39,146

Information Technology — 22.0%
ANSYS*#	117,400	4,387
Broadridge Financial Solutions	215,690	4,131
Comtech Telecommunications*#	130,100	5,644
CryptoLogic#	265,400	4,400
Digital River*#	177,840	5,803

	Number of Shares	Value (000)

Flir Systems*#	151,100	$4,300
j2 Global Communications*#	278,315	5,989
Netgear*	189,480	4,135
Perot Systems, Cl A*#	199,200	2,747
Trimble Navigation*	217,300	5,941

		47,477

Materials — 9.4%
A.M. Castle & Co.#	117,840	2,620
Methanex	173,070	4,986
Northgate Minerals*	1,771,130	5,615
Scotts Miracle-Gro, Cl A#	120,320	4,282
Universal Stainless & Alloy*#	93,780	2,850

		20,353

Total Common Stocks
(Cost $220,189)
		209,976

AFFILIATED MONEY MARKET FUND — 2.9%
Allegiant Advantage Institutional Money Market
Fund, Class I†	6,116,066	6,116
(Cost $6,116)
Total Investments Before Collateral for Loaned Securities — 100.0%
(Cost $226,305)		216,092

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 45.7%
Master Notes — 5.0%
Bear Stearns
3.330%, 06/02/08	$5,702	5,702
JPMorgan Securities
3.230%, 03/17/08	5,132	5,131

		10,833

Medium Term Notes — 7.8%
General Electric Capital
3.290%, 05/19/08 (A)	3,820	3,820
Liquid Funding LLC
3.090%, 06/11/08 (A)	2,851	2,850
Merrill Lynch
3.190%, 07/07/08 (A)	7,982	7,994
Morgan Stanley
3.260%, 01/15/09 (A)	1,140	1,140
3.230%, 02/02/09 (A)	1,140	1,141

		16,945

	Number of Shares
Money Market Funds — 1.1%
Merrill Lynch Premier Institutional Fund	912,275	912
Schwab Value Advantage Money Fund	1,425,429	1,426

		2,338

Allegiant Small Cap Core Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES—continued
Repurchase Agreements — 31.8%
Bear Stearns
3.200%, 06/05/08 (B)	$17,105	$17,105
3.230%, 03/03/08	21,667	21,667
Greenwich Capital
3.280%, 03/03/08	14,254	14,254
Lehman Brothers
3.210%, 03/03/08	12,892	12,892
Merrill Lynch
3.230%, 03/03/08	2,851	2,851

		68,769

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $98,885)		98,885
TOTAL INVESTMENTS — 145.7%
(Cost $325,190)**		314,977
Other Assets & Liabilities — (45.7)%		(98,739)
TOTAL NET ASSETS — 100.0%		$216,238

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $325,249.

Gross unrealized appreciation (000)	$25,027
Gross unrealized depreciation (000)	(35,299)

Net unrealized depreciation (000)	$(10,272)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $94,815.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2008.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $17,105 and represents 7.9% of net assets as of February 29, 2008.

Cl	— Class
LLC	— Limited Liability Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
Russell Mini	63	$4,707	03/19/08	$(380)

Cash in the amount of $361,200 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.2%
Consumer Discretionary — 12.6%
Aeropostale*#	12,000	$322
Bally Technologies*#	3,500	133
Capella Education*#	4,700	248
Chipotle Mexican Grill*	2,800	241
CROCS*#	4,300	105
Ctrip.com International, ADR	3,700	224
DeVry	11,800	518
Fossil*	8,800	283
Iconix Brand Group*	6,500	135
Marvel Entertainment*	11,100	279
NetFlix*#	14,100	445
Priceline.com*#	3,200	365
Strayer Education#	2,900	452

		3,750

Consumer Staples — 4.8%
Casey’s General Stores	15,800	396
Central European Distribution*	3,000	174
Flowers Foods#	7,500	170
Herbalife	3,700	155
Ruddick	8,000	258
WD-40	8,400	261

		1,414

Energy — 8.6%
Atlas America	5,700	345
Atwood Oceanics*#	4,700	438
Core Laboratories NV*	2,100	255
Hornbeck Offshore Services*#	3,000	135
Mariner Energy*	11,800	327
PetroHawk Energy*#	10,800	195
T-3 Energy Services*	9,100	449
W-H Energy Services*	6,300	396

		2,540

Financials — 8.5%
American Physicians Capital	4,700	207
BanColombia SA, ADR	6,800	229
eHealth*#	12,900	316
First Mercury Financial*	19,000	312
Max Capital Group	11,200	311
Nationwide Health Properties REIT#	13,900	422
Oppenheimer Holdings	5,000	231
optionsXpress Holdings	15,200	352
Waddell & Reed Financial#	5,000	157

		2,537

Healthcare — 22.9%
Air Methods*#	6,900	284
Alexion Pharmaceuticals*#	1,900	115
Amedisys*#	4,600	197
Bio-Reference Labs*#	10,100	279
Haemonetics*	5,000	290
HealthExtras*#	11,000	303
Hologic*#	5,500	332
Idexx Laboratories*	7,000	388
Illumina*#	2,500	181
Kendle International*#	11,000	493
Lifecell*#	16,400	662
Meridian Bioscience	16,400	562
Molina Healthcare*#	6,500	206

	Number of Shares	Value (000)

Omnicell*#	15,900	$302
Onyx Pharmaceuticals*#	7,800	213
Orthofix International NV*	2,900	116
Parexel International*	9,600	527
Res-Care*	14,200	306
Respironics*	5,200	342
Techne*	10,000	684

		6,782

Industrials — 15.2%
Barnes Group#	14,300	325
Bucyrus International	6,700	669
Curtiss-Wright#	3,200	135
Dynamic Materials#	7,900	450
Heico#	8,600	377
Hexcel*#	8,300	168
IDEX	7,300	220
Layne Christensen*	10,700	428
Rollins	13,800	244
URS*	2,900	117
Wabtec#	8,900	308
Waste Connections*#	17,720	538
Watson Wyatt Worldwide, Cl A#	10,000	530

		4,509

Information Technology — 18.4%
Actuate*	33,800	162
Aladdin Knowledge Systems*	8,500	180
ANSYS*#	6,160	230
Atheros Communications*#	10,800	263
Concur Technologies*#	4,100	120
Diodes*#	7,700	174
EMS Technologies*	5,900	170
Euronet Worldwide*#	11,300	244
Flir Systems*#	19,800	563
Heartland Payment Systems#	9,800	216
Hittite Microwave*	5,800	192
Informatica*	44,840	783
Jack Henry & Associates	10,000	235
Micros Systems*#	7,400	237
Rimage*	6,800	157
Secure Computing*#	20,600	167
Solera Holdings*	20,600	489
SRA International*	5,200	125
Sybase*	16,400	437
Vocus*#	13,000	319

		5,463

Materials — 6.6%
Airgas	6,700	326
AMCOL International#	5,800	167
Aptargroup	8,200	307
Greif, Cl A	5,700	373
NewMarket	4,700	315
Rockwood Holdings*	9,100	279
Terra Industries*#	4,000	181

		1,948

Telecommunication Services — 1.1%
Partner Communications, ADR#	15,900	337

Allegiant Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Number of Shares	Value (000)

COMMON STOCKS — continued
Utilities — 0.5%
ITC Holdings#	2,800	$149
Total Common Stocks
(Cost $28,088)		29,429

AFFILIATED MONEY MARKET FUND — 0.9%
Allegiant Money Market Fund, Class I†	262,914	263
(Cost $263)
Total Investments Before Collateral for Loaned Securities — 100.1%
(Cost $28,351)		29,692

	Par (000)

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 35.6%
Master Notes — 3.9%
Bear Stearns
3.330%, 06/02/08	$610	610
JPMorgan Securities
3.230%, 03/17/08	549	549

		1,159

Medium Term Notes — 6.1%
General Electric Capital
3.290%, 05/19/08 (A)	409	409
Liquid Funding LLC
3.090%, 06/11/08 (A)	305	305
Merrill Lynch
3.190%, 07/07/08 (A)	854	856
Morgan Stanley
3.260%, 01/15/09 (A)	122	122
3.230%, 02/02/09 (A)	122	122

		1,814

	Number of Shares

Money Market Funds — 0.8%
Merrill Lynch Premier Institutional Fund	97,628	98
Schwab Value Advantage Money Fund	152,543	152

		250

	Par (000)

Repurchase Agreements — 24.8%
Bear Stearns
3.200%, 06/05/08 (B)	$1,831	1,830
3.230%, 03/03/08	2,319	2,319
Greenwich Capital
3.280%, 03/03/08	1,525	1,525
Lehman Brothers
3.210%, 03/03/08	1,380	1,380
Merrill Lynch
3.230%, 03/03/08	305	305

		7,359

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $10,582)		10,582

Value (000)

TOTAL INVESTMENTS — 135.7%
(Cost $38,933)**	$40,274
Other Assets & Liabilities — (35.7)%	(10,605)
TOTAL NET ASSETS — 100.0%	$29,669

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $38,940.

Gross unrealized appreciation (000)	$3,395
Gross unrealized depreciation (000)	(2,061)

Net unrealized appreciation (000)	$1,334

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $10,239.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2008.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $1,830 and represents 6.2% of net assets as of February 29, 2008.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

REIT — Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Bond Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 38.5%
Federal Home Loan Mortgage Corporation — 0.3%
9.500%, 10/01/20	$118	$131
9.000%, 05/01/20	41	45
8.500%, 09/01/16	3	3
8.000%, 07/01/25	89	97
7.500%, 07/01/10	1	1
7.500%, 11/01/10	4	4
7.500%, 05/01/11	47	49
7.000%, 11/01/10	61	63
7.000%, 11/01/28	577	614
6.500%, 09/01/08	6	6
6.500%, 11/01/10	15	15

		1,028

Federal National Mortgage Association — 37.5%
9.500%, 05/01/18	18	20
9.000%, 07/01/09	0	0
9.000%, 11/01/24	179	198
7.000%, 01/01/33	607	647
7.000%, 10/01/33	154	163
6.500%, 12/01/08	11	11
6.500%, 03/01/37 (TBA)	12,000	12,437
6.000%, 07/01/28	1	1
6.000%, 01/01/34	206	212
6.000%, 11/01/35	287	294
6.000%, 09/01/36	11,479	11,737
6.000%, 03/01/37 (TBA)	9,670	9,880
6.000%, 07/01/37	6,421	6,565
5.500%, 12/01/33	9,003	9,093
5.500%, 05/01/35	1,786	1,799
5.500%, 12/01/36	14,683	14,788
5.500%, 07/01/37	15,682	15,782
5.443%, 01/01/36 (A)	7,165	7,315
5.000%, 06/01/20	5,143	5,211
5.000%, 10/01/35	10,664	10,529
5.000%, 11/01/35	2,926	2,889
5.000%, 12/01/35	2,846	2,810
4.500%, 08/01/20	8,308	8,351
4.500%, 10/01/20	3,881	3,886
4.500%, 03/01/21	7,204	7,242
4.500%, 09/01/35	3,796	3,637

		135,497

Government National Mortgage Association — 0.7%
8.500%, 09/15/21	3	3
8.500%, 11/15/21	39	43
8.500%, 07/15/22	15	17
8.250%, 04/20/17	3	4
8.000%, 03/15/08	0	0
8.000%, 01/15/30	248	273
7.500%, 12/15/29	51	55
6.500%, 06/15/32	248	260
6.500%, 10/15/33	251	263
6.000%, 08/15/32	139	144
6.000%, 02/15/33	1,106	1,148
6.000%, 11/15/33	236	245
6.000%, 11/15/34	16	17

		2,472
Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $136,831)		138,997

	Par (000)	Value (000)
CORPORATE BONDS — 17.6%
Cable — 0.5%
Comcast
5.300%, 01/15/14	$825	$817
Time Warner Cable
5.850%, 05/01/17	1,025	1,014

		1,831

Energy — 1.2%
Energy Transfer Partners
5.950%, 02/01/15	850	853
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	650	664
Nexen
5.875%, 03/10/35	1,255	1,140
NGPL Pipe
7.768%, 12/15/37#(B)	925	968
XTO Energy
6.250%, 08/01/17	655	700

		4,325

Financials — 9.8%
American Express Bank FSB
5.550%, 10/17/12#	675	704
Bank of America
7.800%, 09/15/16	1,115	1,283
8.000%, 12/29/49(A)	1,825	1,894
Bear Stearns
7.250%, 02/01/18	1,860	1,808
CIT Group
6.100%, 03/15/49(A)	800	542
Citigroup
5.000%, 09/15/14	1,325	1,285
6.125%, 11/21/17	700	720
Citigroup Capital XXI
8.300%, 12/21/57(A)	575	585
Countrywide Home Loans (MTN)
3.250%, 05/21/08#	735	715
General Electric Capital
5.875%, 01/14/38	7,535	7,228
Goldman Sachs Capital II
5.793%, 06/01/49(A)	800	598
HSBC Finance
6.375%, 10/15/11	715	752
ING USA Global Funding
4.500%, 10/01/10	1,000	1,036
Inter-American Development Bank
7.375%, 01/15/10	1,200	1,311
International Lease Finance (MTN)
5.625%, 09/15/10	1,700	1,762
JPMorgan Chase
6.000%, 01/15/18#	1,800	1,871
KeyBank
5.800%, 07/01/14	985	1,000
Lehman Brothers Holdings (MTN)
5.625%, 01/24/13	1,655	1,658
Lloyds TSB Group PLC
6.267%, 11/14/16# (A) (B)	1,250	1,094
Merrill Lynch
5.450%, 02/05/13	1,125	1,134
MUFG Capital Finance 1
6.346%, 07/25/16(A)	825	724
Regions Financing Trust II
6.625%, 05/01/47(A)	850	665

Allegiant Bond Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Royal Bank of Scotland Group PLC (MTN)
7.640%, 03/31/49 (A)	$1,500	$1,498
SLM (MTN)
5.375%, 05/15/14	875	749
Wachovia Capital Trust III
5.800%, 03/15/42# (A)	2,487	1,960
Wells Fargo
5.625%, 12/11/17	825	857

		35,433

Healthcare — 0.5%
United Health Group
4.875%, 02/15/13	850	858
WellPoint
5.000%, 12/15/14	975	953

		1,811

Industrials — 0.4%
Centex
6.500%, 05/01/16	900	753
D.R. Horton
6.875%, 05/01/13	775	736

		1,489

Insurance — 0.5%
American General Finance (MTN)
3.875%, 10/01/09	1,195	1,194
AXA SA
6.379%, 12/14/49 (A) (B)	975	790

		1,984

Real Estate Investment Trusts — 0.6%
iStar Financial
5.950%, 10/15/13	1,575	1,265
Realty Income
6.750%, 08/15/19	800	793

		2,058

Retail — 1.1%
CVS Caremark
5.750%, 06/01/17	910	940
Home Depot
5.875%, 12/16/36#	1,000	826
Target
6.000%, 01/15/18	865	911
Wal-Mart Stores
5.250%, 09/01/35	1,430	1,275

		3,952

Telecommunications — 0.8%
AT&T
5.625%, 06/15/16	560	574
GTE
6.940%, 04/15/28	800	831
Nextel Communications
7.375%, 08/01/15	835	648
Telefonica Emisiones SAU
6.221%, 07/03/17	850	884

		2,937

	Par (000)	Value (000)

Transportation — 0.6%
Burlington Northern Santa Fe
6.750%, 07/15/11	$1,200	$1,304
ERAC USA Finance
6.375%, 10/15/17 (B)	900	826

		2,130

Utilities — 1.6%
Appalachian Power
4.950%, 02/01/15	850	833
Bruce Mansfield Unit
6.850%, 06/01/34	575	595
Midamerican Energy
6.750%, 12/30/31	1,000	1,070
National Rural Utilities Cooperative Finance
5.450%, 04/10/17	875	892
Nisource Finance
6.400%, 03/15/08	700	703
Southwestern Public Service
6.000%, 10/01/36	860	822
Virginia Electric and Power
6.350%, 11/30/37	710	737

		5,652
Total Corporate Bonds
(Cost $65,361)		63,602

ASSET BACKED SECURITIES — 16.4%
Automotive — 3.8%
Ford Credit Auto Owner Trust,
Series 2007-B, Cl A3A
5.150%, 11/15/11	4,330	4,458
Honda Auto Receivables Owner Trust,
Series 2005-4, Cl A3
4.460%, 05/21/09	702	704
Nissan Auto Receivables Owner Trust,
Series 2007-B, Cl A3
5.030%, 05/16/11	3,465	3,563
USAA Auto Owner Trust,
Series 2008-1, Cl A-3
4.160%, 04/16/12	2,300	2,332
World Omni Auto Receivables Trust,
Series 2007-B, Cl A3A
5.280%, 01/17/12	2,380	2,437

		13,494

Credit Cards — 8.5%
American Express Credit Account Master Trust,
Series 2003-2, Cl A
3.231%, 10/15/10## (A)	6,000	6,000
Chase Issuance Trust,
Series 2005-A3, Cl A
3.141%, 10/17/11## (A)	5,000	4,969
Chase Issuance Trust,
Series 2005-A4, Cl A4
4.230%, 01/15/13	2,720	2,771
Citibank Credit Card Issuance Trust,
Series 2006-A5, Cl A5
5.300%, 05/20/11	7,400	7,584
MBNA Credit Card Master Note Trust,
Series 2005-A3, Cl A3
4.100%, 10/15/12	2,720	2,764

	Par (000)	Value (000)
ASSET BACKED SECURITIES — continued
Credit Cards — continued
MBNA Credit Card Master Note Trust,
Series 2006-A4, Cl A4
3.111%, 09/15/11## (A)	$6,700	$6,650

		30,738

Mortgage Related — 1.3%
Bear Stearns, Series 1999-2, Cl AF2
8.410%, 10/25/29 (C)	360	359
Chase Funding Mortgage Loan,
Series 2003-6, Cl 1A4
4.499%, 08/25/30	4,700	4,337

		4,696

Utilities — 2.8%
JCP&L Transition Funding LLC,
Series 2002-A, Cl A3
5.810%, 12/05/15	4,065	4,388
PSE&G Transition Funding LLC,
Series 2001-1, Cl A8
6.890%, 12/15/17	5,050	5,686

		10,074
Total Asset Backed Securities
(Cost $57,956)		59,002

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.4%
Federal Farm Credit Bank — 1.2%
4.501%, 03/02/09## (A)	4,200	4,202

Federal National Mortgage Association — 10.2%
4.430%, 08/29/08# (D) (DN)	7,020	6,941
4.420%, 08/29/08# (D) (DN)	130	128
4.360%, 08/29/08# (D) (DN)	1,990	1,967
4.115%, 08/29/08# (D) (DN)	10,375	10,258
4.040%, 08/29/08# (D) (DN)	4,860	4,805
3.980%, 08/29/08# (D) (DN)	5,195	5,136
3.910%, 08/29/08# (D) (DN)	3,855	3,811
2.450%, 08/29/08# (D) (DN)	3,285	3,248
2.314%, 03/12/08## (D) (DN)	545	545

		36,839
Total U.S. Government Agency Obligations
(Cost $40,718)		41,041

U.S. TREASURY OBLIGATIONS — 9.0%
U.S. Treasury Bonds — 4.2%
6.250%, 08/15/23#	3,780	4,648
5.375%, 02/15/31#	2,555	2,912
4.500%, 02/15/36#	7,385	7,481

		15,041

U.S. Treasury Inflationary Index Bond — 3.2%
1.625%, 01/15/18#	11,090	11,665

U.S. Treasury Notes — 1.6%
4.875%, 07/31/11#	430	471
4.875%, 08/15/16#	975	1,081
4.750%, 05/15/14#	3,760	4,172

		5,724
Total U.S. Treasury Obligations
(Cost $30,954)		32,430

	Par (000)	Value (000)

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.2%
Fannie Mae, Series 2003-84, Cl PG
5.000%, 03/25/32	$10,000	$10,123
Fannie Mae, Series 2005-34, Cl PC
5.500%, 06/25/32	4,085	4,217
Freddie Mac, Series 2662, Cl DC
5.000%, 11/15/18	5,700	5,794
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	6,000	5,804
Total Collateralized Mortgage Obligations
(Cost $24,789)		25,938

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.7%
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	5,370	5,056
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Cl A4
5.225%, 07/15/44 (A)	6,600	6,380
CS First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	5,650	5,434
Total Commercial Mortgage-Backed Securities
(Cost $17,387)		16,870

	Number of Shares

PREFERRED STOCKS — 0.5%
Financial Conduits — 0.5%
Fannie Mae	35,000	896
Freddie Mac#	38,000	978
Total Preferred Stocks
(Cost $1,858)		1,874

AFFILIATED MONEY MARKET FUND — 0.7%
Allegiant Advantage Institutional Money Market Fund, Class I†	2,658,556	2,659
(Cost $2,659)
Total Investments Before Collateralfor Loaned Securities — 106.0%
(Cost $378,513)		382,413

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 20.1%
Master Notes — 2.2%
Bear Stearns
3.330%, 06/02/08	$4,172	4,172
JPMorgan Securities
3.230%, 03/17/08	3,754	3,754

		7,926

Allegiant Bond Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Medium Term Notes — 3.4%
General Electric Capital
3.290%, 05/19/08 (A)	$2,795	$2,795
Liquid Funding LLC
3.090%, 06/11/08 (A)	2,086	2,086
Merrill Lynch
3.190%, 07/07/08 (A)	5,840	5,849
Morgan Stanley
3.260%, 01/15/09 (A)	834	834
3.230%, 02/02/09 (A)	834	834

		12,398

	Number of Shares

Money Market Funds —0.5%
Merrill Lynch Premier Institutional Fund	667,457	667
Schwab Value Advantage Money Fund	1,042,902	1,043

		1,710

	Par (000)

Repurchase Agreements —14.0%
Bear Stearns
3.200%, 06/05/08 (E)	$12,515	12,515
3.230%, 03/03/08	15,852	15,852
Greenwich Capital
3.280%, 03/03/08	10,429	10,429
Lehman Brothers
3.210%, 03/03/08	9,432	9,432
Merrill Lynch
3.230%, 03/03/08	2,086	2,086

		50,314
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $72,348)		72,348

Value (000)

TOTAL INVESTMENTS — 126.1%
(Cost $450,861)*	$454,761
Other Assets & Liabilities — (26.1)%	(94,196)
TOTAL NET ASSETS — 100.0%	$360,565

*	Aggregate cost for Federal income tax purposes is (000) $450,993.

Gross unrealized appreciation (000)	$7,468
Gross unrealized depreciation (000)	(3,700)

Net unrealized appreciation (000)	$3,768

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $71,144.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2008.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $3,678 and represents 1.0% of net assets as of February 29, 2008.
(C)	Stepped Coupon Bond — the rate shown is the rate in effect on February 29, 2008.
(D)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
(E)	Illiquid Security. Total market value of illiquid securities is (000) $12,515 and represents 3.5% of net assets as of February 29, 2008.

Cl — Class

DN — Discount Note

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Company

TBA — To Be Announced

See Notes to Schedules of Investments.

Allegiant Government Mortgage Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 93.5%
Federal Home Loan Mortgage Corporation — 6.7%
12.250%, 08/01/15	$66	$73
9.750%, 11/01/08 to 04/01/09	5	5
9.250%, 08/01/13	1	0
9.000%, 06/01/09 to 09/01/20	173	187
8.750%, 06/01/16 to 05/01/17	30	32
8.500%, 09/01/17 to 01/01/22	133	144
8.000%, 02/01/17 to 03/01/22	96	103
7.000%, 05/01/31	131	139
6.000%, 10/01/32	1,076	1,107
5.500%, 12/01/36	9,234	9,296
5.000%, 11/01/35	5,116	5,049
		16,135

Federal National Mortgage Association — 81.7%
12.500%, 05/01/15	71	83
11.250%, 05/01/14	14	17
10.000%, 06/01/21	16	19
9.000%, 06/01/09 to 10/01/19	20	21
8.500%, 11/01/21 to 09/01/23	40	44
8.000%, 02/01/23 to 03/01/23	17	18
7.500%, 09/01/22 to 05/01/32	729	787
7.000%, 12/01/15 to 10/01/32	1,001	1,066
6.500%, 03/01/37 (TBA)	4,000	4,146
6.000%, 03/01/37 (TBA)	15,500	15,888
6.500%, 12/01/12 to 08/01/36	7,646	7,945
6.000%, 09/01/17 to 05/01/37	28,369	28,995
5.500%, 11/01/09 to 12/01/36	64,846	65,466
5.000%, 06/01/18 to 11/01/35	52,353	52,077
4.500%, 04/01/18 to 03/01/21	18,735	18,845
		195,417

Government National Mortgage Association — 5.1%
17.000%, 11/15/11	42	50
15.000%, 06/15/11 to 01/15/13	526	635
14.500%, 09/15/12 to 08/15/14	4	5
14.000%, 05/15/11 to 02/15/15	180	213
13.500%, 05/15/10 to 01/20/15	205	243
13.000%, 11/15/10 to 06/20/15	217	256
12.500%, 04/15/10 to 01/20/16	371	431
12.000%, 08/15/12 to 09/15/15	208	248
11.500%, 02/15/13 to 08/15/14	59	70
9.250%, 12/15/16 to 05/15/21	65	72
9.000%, 09/15/08 to 11/15/24	399	434
8.750%, 08/15/08 to 12/15/16	50	54
8.500%, 01/15/17 to 09/15/24	334	369
8.250%, 06/15/08 to 07/15/08	0	0
8.000%, 04/15/17 to 05/20/30	907	995
7.500%, 09/20/15 to 09/20/30	1,602	1,728
7.000%, 12/15/10 to 06/15/32	3,003	3,217
6.500%, 10/15/22 to 09/15/31	2,155	2,253
6.000%, 07/20/29	826	858
		12,131
Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $220,260)		223,683

	Par (000)	Value (000)

ASSET BACKED SECURITIES — 8.1%
Credit Cards — 8.1%
American Express Credit Account Master Trust,
Series 2003-2, Cl A
3.231%, 10/15/10## (A)	$4,550	$4,549
Chase Issuance Trust,
Series 2005-A3, Cl A
3.141%, 10/17/11## (A)	5,000	4,969
Citibank Credit Card Issuance Trust,
Series 2005-A10, Cl A10
3.131%, 12/15/10## (A)	5,000	4,974
MBNA Credit Card Master Note Trust,
Series 2006-A4, Cl A4
3.111%, 09/15/11## (A)	5,000	4,963
Total Asset Backed Securities
(Cost $19,560)		19,455

U.S. TREASURY OBLIGATIONS — 3.0%
U.S. Treasury Note — 3.0%
4.500%, 11/30/11	6,500	7,053
(Cost $7,001)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Federal Farm Credit Bank — 0.1%
4.501%, 03/02/09## (A)	75	75
Federal National Mortgage Association — 0.2%
2.314%, 03/12/08## (B) (DN)	500	500
Total U.S. Government Agency Obligations
(Cost $575)		575
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Fannie Mae, Series 1992-29, Cl Z
8.000%, 02/25/22	43	44
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	75	82
Structured Mortgage Asset Residential Trust,
Series 1992-2, Cl I
8.250%, 06/25/19	197	196
Total Collateralized Mortgage Obligations
(Cost $324)		322

	Number of Shares

AFFILIATED MONEY MARKET FUND — 2.0%
Allegiant Advantage Institutional Money Market Fund, Class I†	4,816,186	4,816
(Cost $4,816)

Allegiant Government Mortgage Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

Value (000)
TOTAL INVESTMENTS — 107.0%
(Cost $252,536)*	$255,904
Other Assets & Liabilities — (7.0)%	(16,702)
TOTAL NET ASSETS — 100.0%	$239,202

*	Aggregate cost for Federal income tax purposes is (000) $252,536.

Gross unrealized appreciation (000)	$3,575
Gross unrealized depreciation (000)	(207)

Net unrealized appreciation (000)	$3,368

†	See Note 3 in Notes to Schedules of Investments.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.
(A)	Variable Rate Security - the rate shown is the rate in effect on February 29, 2008.
(B)	Zero Coupon Bond - the rate shown is the effective yield at purchase date.

Cl — Class

DN — Discount Note

TBA — To Be Announced

See Notes to Schedules of Investments.

Allegiant Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)

U.S. TREASURY OBLIGATIONS — 28.1%
U.S. Treasury Inflationary Index Bond — 3.1%
1.625%, 01/15/18#	$10,515	$11,060

U.S. Treasury Notes — 25.0%
6.500%, 02/15/10#	1,895	2,071
4.875%, 08/15/09#	9,365	9,813
4.875%, 07/31/11#	46,325	50,700
4.875%, 08/15/16#	11,400	12,638
4.750%, 05/15/14#	6,540	7,257
3.875%, 05/15/09#	6,245	6,418
		88,897
Total U.S. Treasury Obligations
(Cost $94,971)		99,957

CORPORATE BONDS — 24.3%
Cable — 0.6%
Comcast Cable Communications
7.125%, 06/15/13	928	1,002
Time Warner Cable
5.850%, 05/01/17	1,000	990
		1,992

Consumer Staples — 0.3%
Clorox
5.450%, 10/15/12	1,075	1,114

Energy — 1.8%
Apache
6.250%, 04/15/12	900	980
Energy Transfer Partners
5.950%, 02/01/15	1,000	1,003
Kinder Morgan Energy Partners LP
5.950%, 02/15/18	740	748
Marathon Oil
6.000%, 10/01/17	950	981
NGPL Pipe
7.119%, 12/15/17(A)	1,325	1,388
XTO Energy
4.900%, 02/01/14	1,160	1,158
		6,258

Financials — 11.3%
American Express Bank FSB
5.550%, 10/17/12#	625	652
Bank of America
5.750%, 12/01/17	1,555	1,592
Bank One
5.250%, 01/30/13#	1,005	1,044
BB&T
4.750%, 10/01/12	1,625	1,647
Bear Stearns
7.250%, 02/01/18	2,190	2,128
CIT Group
5.650%, 02/13/17	400	335
CIT Group (MTN)
5.125%, 09/30/14	1,250	1,061
Citigroup
5.000%, 09/15/14	2,185	2,120
6.125%, 11/21/17	1,100	1,131
Countrywide Home Loans (MTN)
3.250%, 05/21/08#	700	681

	Par (000)	Value (000)

General Electric Capital, Cl A (MTN)
5.450%, 01/15/13	$430	$454
6.000%, 06/15/12	3,565	3,827
Goldman Sachs
5.000%, 10/01/14	1,335	1,338
Goldman Sachs Group
5.950%, 01/18/18	520	526
HSBC Finance
6.375%, 10/15/11	175	184
ING USA Global Funding
4.500%, 10/01/10	1,400	1,450
International Lease Finance (MTN)
5.625%, 09/15/10	1,400	1,451
5.650%, 06/01/14	700	706
JPMorgan Chase
6.000%, 01/15/18#	2,480	2,578
KeyBank
5.800%, 07/01/14	980	995
Lehman Brothers Holdings (MTN)
5.625%, 01/24/13	1,950	1,954
Merrill Lynch
5.450%, 02/05/13	3,225	3,252
Morgan Stanley
4.750%, 04/01/14	2,000	1,930
Republic New York
7.750%, 05/15/09	1,770	1,855
SLM (MTN)
5.000%, 10/01/13	1,000	851
Wachovia (MTN)
5.750%, 02/01/18	3,100	3,122
Wells Fargo
4.950%, 10/16/13	315	326
5.625%, 12/11/17	900	935
		40,125

Food, Beverage & Tobacco — 0.6%
Diageo Capital PLC
5.750%, 10/23/17	1,075	1,109
Kraft Foods
6.125%, 02/01/18	925	938
		2,047

Healthcare — 0.8%
AstraZeneca PLC
5.900%, 09/15/17	950	1,023
UnitedHealth Group
4.875%, 02/15/13	775	782
WellPoint
5.000%, 12/15/14	1,000	978
		2,783

Industrials — 1.1%
Centex
6.500%, 05/01/16	875	732
D.R. Horton
6.875%, 05/01/13	750	712
General Electric
5.250%, 12/06/17	2,640	2,655
		4,099

Allegiant Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)

CORPORATE BONDS — continued
Insurance — 0.9%
American General Finance (MTN)
3.875%, 10/01/09	$1,415	$1,414
Genworth Financial
5.650%, 06/15/12	950	962
Prudential Financial (MTN)
6.000%, 12/01/17	650	667
		3,043
Real Estate Investment Trusts — 0.9%
ERP Operating
5.500%, 10/01/12	965	955
iStar Financial
5.950%, 10/15/13	1,450	1,164
Realty Income
5.950%, 09/15/16	1,225	1,169
		3,288
Retail — 1.4%
CVS Caremark
5.750%, 06/01/17	1,250	1,292
Home Depot
5.250%, 12/16/13	925	913
Lowe’s
5.600%, 09/15/12	850	903
Target
6.000%, 01/15/18	875	921
Wal-Mart Stores
5.800%, 02/15/18	900	967
		4,996
Telecommunications — 1.2%
AT&T
5.625%, 06/15/16	910	932
Nextel Communications
7.375%, 08/01/15	875	679
Telefonica Emisiones SAU
6.221%, 07/03/17	870	905
Verizon Communications
5.550%, 02/15/16	1,350	1,383
5.500%, 02/15/18	425	427
		4,326
Transportation — 0.7%
Burlington Northern Santa Fe
6.750%, 07/15/11	1,177	1,280
ERAC USA Finance
6.375%, 10/15/17 (A)	850	780
Union Pacific
5.750%, 11/15/17#	575	585
		2,645
Utilities — 2.7%
Appalachian Power
4.950%, 02/01/15	810	794
Consumers Energy, Cl F
4.000%, 05/15/10	980	990
National Rural Utilities Cooperative Finance
5.450%, 04/10/17	880	897
Nisource Finance
6.400%, 03/15/08	900	903

	Par (000)	Value (000)

Pacificorp
5.450%, 09/15/13	$1,040	$1,111
PSI Energy
6.050%, 06/15/16	1,225	1,277
Southern
5.300%, 01/15/12	670	703
Virginia Electric & Power
4.750%, 03/01/13	1,835	1,887
Xcel Energy
5.613%, 04/01/17	1,100	1,120
		9,682
Total Corporate Bonds
(Cost $85,542)		86,398
ASSET BACKED SECURITIES — 14.0%
Automotive — 6.6%
Chase Manhattan Auto Owner Trust,
Series 2006-B, Cl A3
5.130%, 05/15/11	6,000	6,077
Ford Credit Auto Owner Trust,
Series 2007-B, Cl A3A
5.150%, 11/15/11	5,280	5,436
USAA Auto Owner Trust
Series 2007-2, Cl A3
4.900%, 02/15/12	4,910	5,023
WFS Financial Owner Trust,
Series 2005-3, Cl A4
4.390%, 05/17/13	4,500	4,539
World Omni Auto Receivables Trust,
Series 2007-B, Cl A3A
5.280%, 01/17/12	2,230	2,283
		23,358
Credit Cards — 5.5%
Bank One Issuance Trust,
Series 2004-A1, Cl A1
3.450%, 10/17/11	3,250	3,257
Chase Issuance Trust,
Series 2005-A4, Cl A4
4.230%, 01/15/13	3,505	3,571
Citibank Credit Card Issuance Trust,
Series 2006-A5, Cl A5
5.300%, 05/20/11	7,190	7,369
MBNA Credit Card Master Note Trust,
Series 2005-A6, Cl A6
4.500%, 01/15/13	5,420	5,558
		19,755
Utilities — 1.9%
PSE&G Transition Funding LLC,
Series 2001-1, Cl A8
6.890%, 12/15/17	6,000	6,756
Total Asset Backed Securities
(Cost $48,704)		49,869

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 13.9%
Federal Home Loan Mortgage Corporation — 0.7%
Federal Home Loan Mortgage Corporation
3.500%, 05/01/11	$2,601	$2,579
Federal National Mortgage Association — 13.2%
Federal National Mortgage Association
6.000%, 10/01/36	8,053	8,234
5.500%, 10/01/09	7	7
5.500%, 12/01/36	10,235	10,309
5.500%, 04/01/37	3,289	3,310
5.500%, 07/01/37	1,026	1,032
5.443%, 01/01/36 (B)	8,146	8,316
5.000%, 03/01/35 (TBA)	7,690	7,574
4.500%, 08/01/20	7,951	7,993
		46,775
Government National Mortgage Association — 0.0%
Government National Mortgage Association
9.000%, 10/15/08	1	1
9.000%, 11/15/08	2	2
9.000%, 12/15/08	1	1
9.000%, 02/15/09	2	3
9.000%, 04/15/09	6	6
9.000%, 05/15/09	12	12
9.000%, 07/15/09	1	1
		26
Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $48,525)		49,380
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.6%
Freddie Mac, Series 2004-2812, Cl OD
5.000%, 12/15/29	12,192	12,549
Freddie Mac, Series 2635, Cl DT
3.500%, 01/15/18	914	891
Freddie Mac, Series 2825, Cl PM
5.500%, 03/15/30	6,845	7,060
Freddie Mac, Series 2854, Cl DL
4.000%, 09/15/19	5,700	5,499
Freddie Mac, Series 2904, Cl PC
5.500%, 05/15/31	7,214	7,463
Ginnie Mae, Series 2003-113, Cl VB
4.500%, 02/16/22	5,035	4,992
Ginnie Mae, Series 2003-42, Cl A
4.000%, 01/16/30	821	814
Wells Fargo Securities Trust,
Series 2004-K, Cl 2A11
4.732%, 07/25/34 (B)	5,530	5,367
Total Collateralized Mortgage Obligations
(Cost $42,751)		44,635
U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.2%
Federal Home Loan Bank — 2.7%
Federal Home Loan Bank
3.700%, 08/29/08 (C) (DN)	9,645	9,536
Federal Home Loan Mortgage Corporation — 2.1%
Federal Home Loan Mortgage Corporation
2.725%, 03/12/08## (C) (DN)	7,495	7,490

	Par (000)	Value (000)

Federal National Mortgage Association — 1.4%
Federal National Mortgage Association
4.060%, 08/29/08# (C) (DN)	$220	$217
4.040%, 08/29/08# (C) (DN)	1,430	1,414
3.910%, 08/29/08# (C) (DN)	3,495	3,455
		5,086
Total U.S. Government Agency Obligations
(Cost $22,063)		22,112
COMMERCIAL MORTGAGE-BACKED SECURITY — 1.0%
Banc of America Commercial Mortgage,
Series 2006-3, Cl A1
5.685%, 07/10/44	3,390	3,397
(Cost $3,405)

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.7%
Allegiant Advantage Institutional Money Market Fund, Class I†	6,234,730	6,235
(Cost $6,235)
Total Investments Before Collateral for Loaned Securities - 101.8%
(Cost $352,196)		361,983

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 32.4%
Master Notes — 3.5%
Bear Stearns
3.330%, 06/02/08	$6,640	6,640
JPMorgan Securities
3.230%, 03/17/08	5,976	5,976
		12,616
Medium Term Notes — 5.6%
General Electric Capital
3.290%, 05/19/08 (B)	4,449	4,449
Liquid Funding LLC
3.090%, 06/11/08 (B)	3,320	3,319
Merrill Lynch
3.190%, 07/07/08 (B)	9,296	9,310
Morgan Stanley
3.260%, 01/15/09 (B)	1,328	1,328
3.230%, 02/02/09 (B)	1,328	1,328
		19,734

	Number of Shares
Money Market Funds — 0.8%
Merrill Lynch Premier Institutional Fund	1,062,419	1,063
Schwab Value Advantage Money Fund	1,660,030	1,660
		2,723

Allegiant Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreements — 22.5%
Bear Stearns
3.200%, 06/05/08 (D)	$19,920	$19,920
3.230%, 03/03/08	25,233	25,233
Greenwich Capital
3.280%, 03/03/08	16,600	16,600
Lehman Brothers
3.210%, 03/03/08	15,014	15,014
Merrill Lynch
3.230%, 03/03/08	3,320	3,320
		80,087
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $115,160)		115,160
TOTAL INVESTMENTS — 134.2%
(Cost $467,356)*		477,143
Other Assets & Liabilities — (34.2)%		(121,614)
TOTAL NET ASSETS — 100.0%		$355,529

*	Aggregate cost for Federal income tax purposes is (000) $467,683.

Gross unrealized appreciation (000)	$10,536
Gross unrealized depreciation (000)	(1,076)

Net unrealized appreciation (000)	$9,460

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $113,718.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $2,168 and represents 0.6% of net assets as of February 29, 2008.
(B)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2008.
(C)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
(D)	Illiquid Security. Total market value of illiquid securities is (000) $19,920 and represents 5.6% of net assets as of February 29, 2008.

Cl — Class

DN — Discount Note

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Company

TBA — To Be Announced

See Notes to Schedules of Investments.

Allegiant Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 23.3%
Automotive — 13.2%
Carmax Auto Owner Trust,
Series 2005-2, Cl A4
4.340%, 09/15/10	$2,060	$2,082
DaimlerChrysler Auto Trust,
Series 2005-B, Cl A4
4.200%, 07/08/10	2,700	2,713
Ford Credit Auto Owner Trust,
Series 2007-B, Cl A3A
5.150%, 11/15/11	2,195	2,260
Nissan Auto Receivables Owner Trust,
Series 2005-A4, Cl A
3.820%, 07/15/10	1,756	1,758
Nissan Auto Receivables Owner Trust,
Series 2007-B, Cl A3
5.030%, 05/16/11	1,480	1,522
USAA Auto Owner Trust,
Series 2007-1, ClA3
5.430%, 10/17/11	1,925	1,984
USAA Auto Owner Trust
Series 2007-2, Cl A3
4.900%, 02/15/12	2,290	2,343
Wachovia Auto Owner Trust,
Series 2005-A, Cl A3
4.060%, 09/21/09	594	595
WFS Financial Owner Trust,
Series 2005-3, Cl A4
4.390%, 05/17/13	2,350	2,370
World Omni Auto Receivables Trust,
Series 2006-B, Cl A3
5.150%, 11/15/10	2,000	2,023

		19,650
Credit Cards — 6.8%
American Express Credit Account Master Trust,
Series 2004-3, Cl A
4.350%, 12/15/11	1,500	1,521
Chase Issuance Trust,
Series 2007-A15, Cl A
4.960%, 09/17/12	2,220	2,297
Citibank Credit Card Issuance Trust
Series 2007-A5, Cl A5
5.500%, 06/22/12	3,100	3,238
MBNA Credit Card Master Note Trust,
Series 2005-A6, Cl A6
4.500%, 01/15/13	2,975	3,051
		10,107
Mortgage Related — 2.2%
Bear Stearns, Series 1999-2, Cl AF2
8.410%, 10/25/29 (A)	219	218
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2002-2, Cl 1A6
5.214%, 08/25/13	2,039	2,001
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2004-1, Cl 1A4
4.111%, 08/25/30	963	938

	Par (000)	Value (000)

GE Capital Mortgage Services,
Series 1999-HE1, Cl A7
6.265%, 04/25/29	$130	$130

		3,287
Utilities — 1.1%
Detroit Edison Securitization Funding LLC,
Series 2001-1, Cl A4
6.190%, 03/01/13	1,600	1,685
Total Asset Backed Securities
(Cost $34,209)		34,729
COLLATERALIZED MORTGAGE OBLIGATIONS — 19.7%
Bank of America Mortgage Securities,
Series 2003-A, Cl 2A1
6.906%, 02/25/33 (B)	194	193
Bank of America Mortgage Securities,
Series 2003-E, Cl 2A1
4.033%, 06/25/33 (B)	785	793
Chase Mortgage Finance,
Series 2003-S4, Cl 2A2
5.000%, 04/25/18	904	926
Countrywide Alternative Loan Trust,
Series 2004-29CB, Cl A6
4.000%, 01/25/35	530	527
Countrywide Home Loans,
Series 2004-HYB4, Cl 3A
4.575%, 09/20/34 (B)	1,530	1,499
Fannie Mae, Series 2002-74, Cl KD
5.500%, 02/25/17	755	769
Fannie Mae, Series 2002-94, Cl BA
5.000%, 05/25/27	1,510	1,533
Fannie Mae, Series 2003-36, Cl CA
4.500%, 06/25/17	2,251	2,276
Fannie Mae, Series 2006-B2, Cl AB
5.500%, 05/25/14	1,847	1,893
First Horizon Asset Securities
Series 2004-1 CI 1A1
5.500%, 03/25/34	707	719
Freddie Mac, Series 2003-2590, Cl PC
4.500%, 02/15/26	3,184	3,193
Freddie Mac, Series 2004-H017, Cl A3
4.178%, 07/15/11 (B)	1,582	1,594
Freddie Mac, Series 2523, Cl JB
5.000%, 06/15/15	194	194
Freddie Mac, Series 2608, Cl PF
5.500%, 09/15/27	2,000	2,040
Freddie Mac, Series 2662, Cl DC
5.000%, 11/15/18	2,900	2,948
Freddie Mac, Series 2712, Cl PV
4.500%, 03/15/11	777	779
Freddie Mac, Series 3189, Cl PJ
6.000%, 03/15/30	2,296	2,384
Ginnie Mae, Series 2002-20, Cl PM
4.500%, 03/20/32	344	349
Ginnie Mae, Series 2002-76, Cl TA
4.500%, 12/16/29	420	425
Ginnie Mae, Series 2004-76, Cl NA
4.500%, 08/20/27	986	988
Residential Funding Mortgage Securities,
Series 2003-S11, Cl A7
3.500%, 06/25/18	1,162	1,163

Allegiant Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Structured Asset Securities,
Series, 2003 — 1, Cl 2A1
6.000%, 02/25/18	$1,108	$1,125
Washington Mutual,
Series 2002 — S8, Cl 2A1
4.500%, 01/25/18	62	62
Wells Fargo MBS Trust,
Series 2003 — 11, Cl A1
3.500%, 10/25/18	1,021	1,018
Total Collateralized Mortgage Obligations
(Cost $28,951)		29,390
U.S. TREASURY OBLIGATIONS — 19.0%
U.S. Treasury Notes — 19.0%
4.875%, 04/30/11#	14,665	15,983
4.625%, 08/31/11#	4,000	4,346
3.500%, 02/15/10#	7,750	8,028

Total U.S. Treasury Obligations
(Cost $27,859)		28,357
CORPORATE BONDS — 18.9%
Cable — 0.7%
Comcast MO of Delaware
9.000%, 09/01/08	1,000	1,020
Financials — 11.7%
Associates Corp. of North America
8.550%, 07/15/09	1,250	1,328
Caterpillar Financial Services (MTN)
4.500%, 09/01/08	1,480	1,489
CIT Group
5.000%, 11/24/08#	1,000	993
Citigroup
7.250%, 10/01/10	345	374
Countrywide Home Loans (MTN)
3.250%, 05/21/08#	315	307
FleetBoston Financial
7.375%, 12/01/09	920	982
General Electric Capital (MTN)
5.200%, 02/01/11	1,500	1,569
Goldman Sachs
6.875%, 01/15/11	1,000	1,083
HSBC Finance
8.000%, 07/15/10	1,500	1,630
International Lease Finance (MTN)
5.625%, 09/15/10	720	746
JPMorgan Chase
6.375%, 04/01/08	1,750	1,753
Lehman Brothers Holdings (MTN)
4.792%, 04/03/09 (B)	525	514
Merrill Lynch (MTN)
5.770%, 07/25/11	670	692
National Westminster Bank PLC
7.375%, 10/01/09	538	569
Republic New York
7.750%, 05/15/09	720	755
SLM (MTN)
4.000%, 01/15/09	1,022	986

	Par (000)	Value (000)

Wachovia
5.300%, 10/15/11	$1,650	$1,712
		17,482
Healthcare — 0.3%
WellPoint
4.250%, 12/15/09	400	404
Insurance — 1.1%
American General Finance (MTN)
4.625%, 05/15/09	400	400
Genworth Financial
5.231%, 05/16/09	355	360
Reliastar Financial
6.500%, 11/15/08	810	825
		1,585
Real Estate Investment Trusts — 1.3%
Camden Property Trust
4.375%, 01/15/10	425	415
Developers Diversified Realty
4.625%, 08/01/10	540	522
iStar Financial
5.514%, 03/03/08 (B)	650	650
Liberty Property LP
7.250%, 03/15/11	402	426
		2,013
Retail — 0.4%
Home Depot
3.750%, 09/15/09	590	587
Telecommunications — 1.3%
British Telecommunications PLC
8.625%, 12/15/10	540	608
GTE
6.460%, 04/15/08	1,255	1,258
		1,866
Transportation — 0.4%
FedEx
5.500%, 08/15/09	603	620
Utilities — 1.7%
Appalachian Power
3.600%, 05/15/08	400	400
Dominion Resources
5.125%, 12/15/09	550	566
Florida Power
3.468%, 11/14/08 (B)	380	380
Midamerican Funding LLC
6.750%, 03/01/11	600	648
Xcel Energy
3.400%, 07/01/08	560	560
		2,554
Total Corporate Bonds
(Cost $27,685)
		28,131
U.S. GOVERNMENT AGENCY MORTGAGE —
BACKED OBLIGATIONS — 15.4%
Federal Home Loan Mortgage Corporation — 3.5%
6.000%, 05/01/21	2,458	2,542

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal Home Loan Mortgage Corporation — continued
5.500%, 02/01/10	$267	$273
5.500%, 06/01/10	346	353
5.000%, 10/01/09	744	748
3.500%, 09/01/08	1,361	1,353

		5,269

Federal National Mortgage Association — 11.9%
6.394%, 11/01/32 (B)	187	193
6.000%, 09/01/16	799	827
5.575%, 09/01/36 (B)	1,971	2,040
5.500%, 10/01/09	278	283
5.500%, 09/01/17	1,792	1,841
5.201%, 12/01/34 (B)	968	982
5.000%, 11/01/12	1,007	1,035
4.916%, 01/01/36 (B)	2,821	2,869
4.867%, 04/01/35 (B)	2,667	2,692
4.858%, 07/01/34 (B)	1,680	1,669
4.500%, 04/01/14	596	609
4.312%, 10/01/33 (B)	1,086	1,083
4.007%, 08/01/33 (B)	1,642	1,643

		17,766
Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $22,713)		23,035

COMMERCIAL MORTGAGE-BACKED SECURITY — 1.8%
Credit Suisse First Boston Mortgage Securities,
Series 2004-C1, Cl A2
3.516%, 01/15/37	2,772	2,744
(Cost $2,670)

	Number of Shares

AFFILIATED MONEY MARKET FUND — 1.8%
Allegiant Advantage Institutional Money Market Fund, Class I†	2,625,621	2,626
(Cost $2,626)
Total Investments Before Collateral for Loaned Securities - 99.9%
(Cost $146,713)		149,012

	Par (000)

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 20.1%
Master Notes — 2.2%
Bear Stearns
3.330%, 06/02/08	$1,728	1,728
JPMorgan Securities
3.230%, 03/17/08	1,555	1,555

		3,283

Medium Term Notes — 3.4%
General Electric Capital
3.290%, 05/19/08 (B)	1,158	1,158

	Par (000)	Value (000)

Liquid Funding LLC
3.090%, 06/11/08 (B)	$864	$864
Merrill Lynch
3.190%, 07/07/08 (B)	2,419	2,423
Morgan Stanley
3.260%, 01/15/09 (B)	346	346
3.230%, 02/02/09 (B)	346	345

		5,136

	Number of Shares

Money Market Funds — 0.5%
Merrill Lynch Premier Institutional Fund	276.502	277
Schwab Value Advantage Money Fund	432.034	432

		709

	Par (000)

Repurchase Agreements — 14.0%
Bear Stearns
3.200%, 06/05/08 (C)	$5,184	5,184
3.230%, 03/03/08	6,567	6,567
Greenwich Capital
3.280%, 03/03/08	4,320	4,320
Lehman Brothers
3.210%, 03/03/08	3,907	3,908
Merrill Lynch
3.230%, 03/03/08	864	864

		20,843
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $29,971)		29,971

TOTAL INVESTMENTS — 120.0%
(Cost $176,684)**		178,983
Other Assets & Liabilities — (20.0)%		(29,850)
TOTAL NET ASSETS — 100.0%		$149,133

**	Aggregate cost for Federal income tax purposes is (000) $176,684.

Gross unrealized appreciation (000)	$2,486
Gross unrealized depreciation (000)	(187)

Net unrealized appreciation (000)	$2,299

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $29,463.
(A)	Stepped Coupon Bond — the rate shown is the rate in effect on February 29, 2008.
(B)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2008.
(C)	Illiquid Security. Total market value of illiquid securities is (000) $5,184 and represents 3.5% of net assets as of February 29, 2008.

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Company

See Notes to Schedules of Investments.

Allegiant Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 31.7%
U.S. Treasury Bonds — 7.6%
6.250%, 08/15/23#	$8,240	$10,132
5.375%, 02/15/31#	12,205	13,909
4.500%, 02/15/36#	7,895	7,998

		32,039
U.S. Treasury Inflationary Index Bond — 2.8%
1.625%, 01/15/18#	11,180	11,760
U.S. Treasury Notes — 21.3%
6.500%, 02/15/10#	10	11
4.875%, 08/15/09#	2,435	2,551
4.875%, 07/31/11#	51,630	56,507
4.875%, 08/15/16#	11,885	13,175
4.750%, 05/15/14#	16,365	18,159

		90,403
Total U.S. Treasury Obligations
(Cost $129,138)		134,202

CORPORATE BONDS — 24.3%
Automotive — 0.4%
Allison Transmission
11.000%, 11/01/15#(A)	750	645
General Motors
8.375%, 07/15/33#	1,240	955
Tenneco
8.125%, 11/15/15(A)	50	50

		1,650

Cable — 0.4%
CSC Holdings, Cl B
8.125%, 08/15/09	546	557
Time Warner Cable
5.850%, 05/01/17	1,250	1,237

		1,794

Consumer Non-Cyclical — 0.6%
ACCO Brands
7.625%, 08/15/15	235	206
Constellation Brands
7.250%, 05/15/17	350	338
GSC Holdings
8.000%, 10/01/12	590	625
Hanesbrands
8.204%, 12/15/14(B)	545	482
Iron Mountain
7.750%, 01/15/15	375	378
Quiksilver
6.875%, 04/15/15	760	604

		2,633

Consumer Services — 1.8%
Education Management LLC
8.750%, 06/01/14	890	788
Fontainebleau Las Vegas Holdings
10.250%, 06/15/15#(A)	1,150	834
Gaylord Entertainment
8.000%, 11/15/13	600	555
Mashantucket Western Pequot Tribe
8.500%, 11/15/15(A)	1,050	940

	Par (000)	Value (000)

McDonald’s
6.300%, 10/15/37	$885	$908
MGM Mirage
7.625%, 01/15/17	935	886
Mohegan Tribal Gaming Authority
7.125%, 08/15/14	740	636
Royal Caribbean Cruises
7.250%, 06/15/16	1,020	969
Universal City Development Partners
11.750%, 04/01/10	500	517
Universal City Florida Holding
8.375%, 05/01/10	310	306
Wynn Las Vegas Capital
6.625%, 12/01/14(A)	190	183

		7,522

Consumer Staples — 0.3%
Del Monte
8.625%, 12/15/12	1,015	1,035

Energy — 1.8%
Chesapeake Energy
6.625%, 01/15/16	840	822
Denbury Resources
7.500%, 04/01/13	725	736
MarkWest Energy Partners
8.500%, 07/15/16	450	451
Nexen
5.875%, 03/10/35	1,335	1,213
NGPL Pipe
7.768%, 12/15/37#(A)	925	968
OPTI Canada
8.250%, 12/15/14#(A)	940	933
PHI
7.125%, 04/15/13	650	601
Southern Union
7.200%, 11/01/45(B)	1,030	949
TEPPCO Partners
7.000%, 06/01/49(B)	1,225	1,071

		7,744

Financials — 11.2%
American Express Bank FSB
5.550%, 10/17/12	725	757
Bank of America
8.000%, 12/29/49 (B)	2,560	2,656
7.800%, 09/15/16	1,550	1,783
Bear Stearns
7.250%, 02/01/18	1,940	1,886
CIT Group
6.100%, 03/15/49 (B)	1,250	847
CIT Group (MTN)
5.125%, 09/30/14	765	649
Citigroup
6.125%, 11/21/17	735	756
5.000%, 09/15/14	1,100	1,067
Citigroup Capital XXI
8.300%, 12/21/57(B)	900	916
Countrywide Financial (MTN)
5.076%, 06/18/08(B)	515	489
Countrywide Home Loans (MTN)
3.250%, 05/21/08#	900	876

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Ford Motor Credit
7.250%, 10/25/11	$1,075	$920
General Electric Capital
5.875%, 01/14/38	8,050	7,722
General Motors Acceptance Corporation
6.750%, 12/01/14#	365	275
Global Cash Access LLC
8.750%, 03/15/12#	420	406
Goldman Sachs Capital II
5.793%, 06/01/49(B)	1,145	856
Goldman Sachs
6.750%, 10/01/37	1,100	1,030
HSBC Finance
6.375%, 10/15/11	2,095	2,203
ING USA Global Funding
4.500%, 10/01/10	920	953
International Lease Finance (MTN)
5.625%, 09/15/10	1,800	1,865
JPMorgan Chase
6.000%, 01/15/18#	1,950	2,027
JPMorgan Chase Capital XXII
6.450%, 02/02/37#	1,000	894
KeyBank
5.800%, 07/01/14	800	812
Lehman Brothers Holdings (MTN)
5.625%, 01/24/13	2,285	2,290
Lloyds TSB Group PLC
6.267%, 11/14/16 (A) (B)	1,400	1,226
Merrill Lynch
5.450%, 02/05/13	2,325	2,344
Morgan Stanley
4.750%, 04/01/14	1,635	1,578
MUFG Capital Finance 1
6.346%, 07/25/16(B)	725	636
Regions Financing Trust II
6.625%, 05/01/47(B)	500	391
Royal Bank of Scotland Group PLC (MTN)
7.640%, 03/31/49(B)	1,700	1,698
SLM (MTN)
5.375%, 05/15/14	980	839
Wachovia
7.980%, 09/15/49(B)	1,240	1,292
Wachovia Capital Trust III
5.800%, 03/15/42#(B)	2,605	2,053
Washington Mutual Preferred Funding
9.750%, 12/15/17 (A) (B)	700	603

		47,595

Industrials — 1.8%
Beazer Homes USA
8.625%, 05/15/11#	825	646
Centex
6.500%, 05/01/16	1,010	845
D.R. Horton
6.875%, 05/01/13	950	902
H&E Equipment Services
8.375%, 07/15/16#	300	250
Hawker Beechcraft Acquisition LLC
9.750%, 04/01/17#	750	748
K. Hovnanian Enterprises
8.625%, 01/15/17#	1,515	1,212

	Par (000)	Value (000)

Neenah Foundary
9.500%, 01/01/17	$700	$508
Pulte Homes
4.875%, 07/15/09	1,215	1,160
Stanley Works Capital Trust I
5.902%, 12/01/45(B)	750	668
Terex
8.000%, 11/15/17	750	750

		7,689
Insurance — 0.3%
American General Finance (MTN)
3.875%, 10/01/09	300	300
AXA SA
6.379%, 12/14/49 (A) (B)	975	790

		1,090
Media — 0.5%
DIRECTV Group
8.375%, 03/15/13	586	606
Idearc
8.000%, 11/15/16	675	402
Time Warner
6.500%, 11/15/36	935	875

		1,883
Real Estate Investment Trusts — 0.4%
iStar Financial
5.950%, 10/15/13	2,000	1,606
Retail — 1.0%
Home Depot
5.875%, 12/16/36	1,150	950
Neiman-Marcus Group
10.375%, 10/15/15	600	601
Target
6.000%, 01/15/18	920	968
Wal-Mart Stores
5.250%, 09/01/35	2,125	1,895

		4,414
Technology — 0.2%
Sungard Data Systems
10.250%, 08/15/15#	550	550
TransDigm
7.750%, 07/15/14	400	400

		950
Telecommunications — 1.1%
AT&T
5.625%, 06/15/16	510	522
GTE
6.940%, 04/15/28	1,490	1,548
Nextel Communications
7.375%, 08/01/15	1,635	1,268
Sprint Capital
6.875%, 11/15/28	465	326
Telefonica Emisiones SAU
6.221%, 07/03/17	1,000	1,041

		4,705

Allegiant Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Transportation — 1.1%
Avis Budget Car Rental
7.750%, 05/15/16	$705	$592
ERAC USA Finance
6.375%, 10/15/17 (A)	975	894
FedEx
6.720%, 01/15/22	1,245	1,358
Hertz
10.500%, 01/01/16	475	454
8.875%, 01/01/14#	725	694
Kansas City Southern de Mexico SA de CV
7.375%, 06/01/14 (A)	800	745

		4,737

Utilities — 1.4%
Bruce Mansfield Unit
6.850%, 06/01/34	650	673
Edison Mission Energy
7.750%, 06/15/16#	560	580
Midamerican Energy
6.750%, 12/30/31	1,065	1,139
National Rural Utilities Cooperative Finance
5.450%, 04/10/17	1,020	1,040
NRG Energy
7.250%, 02/01/14	1,000	979
Texas Competitive Electric Holdings LLC
10.250%, 11/01/15 (A)	1,250	1,225
Wisconsin Energy
6.250%, 05/15/49 (B)	480	437

		6,073
Total Corporate Bonds
(Cost $108,713)		103,120
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 16.4%
Federal National Mortgage Association — 16.4%
6.000%, 12/01/36	9,315	9,524
5.500%, 09/01/17	3,384	3,477
5.500%, 11/01/21	2,142	2,192
5.500%, 12/01/36	11,898	11,983
5.500%, 04/01/37	9,645	9,707
5.500%, 07/01/37	771	776
5.000%, 06/01/20	3,786	3,837
5.000%, 11/01/21	1,814	1,836
4.867%, 04/01/35 (B)	7,333	7,403
4.500%, 08/01/20	8,869	8,916
4.500%, 09/01/35	10,195	9,768

		69,419
Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $68,372)		69,419

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.3%
Federal Home Loan Bank — 2.7%
4.750%, 03/14/08#	11,300	11,307

Federal National Mortgage Association — 6.6%
4.360%, 08/29/08# (C) (DN)	7,445	7,361
4.115%, 08/29/08# (C) (DN)	2,850	2,818
4.040%, 08/29/08# (C) (DN)	5	5
3.980%, 08/29/08# (C) (DN)	10,370	10,252

	Par (000)	Value (000)

3.910%, 08/29/08# (C) (DN)	$4,575	$4,523
2.440%, 08/29/08# (C) (DN)	3,000	2,966

		27,925
Total U.S. Government Agency Obligations
(Cost $38,987)		39,232

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.1%
Fannie Mae, Series 2003-69, Cl PM
3.500%, 07/25/33	4,384	4,190
Fannie Mae, Series 2005-87, Cl NH
5.000%, 10/25/25	9,750	9,556
First Horizon Mortgage Trust,
Series 2004-4, Cl 2A3
4.500%, 07/25/19	4,294	4,193
Freddie Mac, Series 2004-2882, Cl BA
5.000%, 10/15/32	5,800	5,723
Residential Funding Mortgage Securities,
Series 2004-S6, Cl 3A2
4.500%, 06/25/19	7,200	6,919
Wells Fargo Securities Trust,
Series 2004-K, Cl 2A11
4.732%, 07/25/34 (B)	4,000	3,882
Total Collateralized Mortgage Obligations
(Cost $33,411)		34,463

ASSET BACKED SECURITIES — 4.8%
Automotive — 1.4%
WFS Financial Owner Trust,
Series 2005-3, Cl A4
4.390%, 05/17/13	3,325	3,353
World Omni Auto Receivables Trust,
Series 2007-B, Cl A3A
5.280%, 01/17/12	2,500	2,560

		5,913

Credit Cards — 2.6%
Chase Issuance Trust,
Series 2005-A4, Cl A4
4.230%, 01/15/13	4,291	4,372
Citibank Credit Card Issuance Trust,
Series 2006-A5, Cl A5
5.300%, 05/20/11	6,700	6,867

		11,239

Utilities — 0.8%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4
5.550%, 10/20/23	3,175	3,260
Total Asset Backed Securities
(Cost $19,822)		20,412

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.1%
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	4,100	3,860
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Cl A4
5.225%, 07/15/44 (B)	5,300	5,123

	Par (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
CS First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (B)	$4,500	$4,328
Total Commercial Mortgage-Backed Securities
(Cost $13,734)		13,311

LOAN AGREEMENTS — 0.4%
HCA
7.6100%, 11/18/12 (D) (E)	990	913
Seminole Tribe of Florida, Tranche B-1
6.875%, 03/05/14 (D) (E)	800	758

Total Loan Agreements
(Cost $1,753)		1,671

NON-AGENCY MORTGAGE-BACKED SECURITY — 0.0%
Thirty-Seventh FHA Insurance Project
7.430%, 05/01/22 (D) (F)	39	38
(Cost $39)

	Number of Shares
PREFERRED STOCKS — 0.5%
Financial Conduits — 0.5%
Fannie Mae	42,500	1,088
Freddie Mac	45,000	1,159
Total Preferred Stocks
(Cost $2,229)		2,247

AFFILIATED MONEY MARKET FUND — 7.6%
Allegiant Advantage Institutional Money Market Fund, Class I†	32,013,508	32,014
(Cost $32,014)
Total Investments Before Collateral for Loaned Securities — 106.2%
(Cost $448,212)		450,129

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 34.4%
Master Notes — 3.8%
Bear Stearns
3.330%, 06/02/08	$8,419	8,418
JPMorgan Securities
3.230%, 03/17/08	7,577	7,577
		15,995

Medium Term Notes — 5.9%
General Electric Capital
3.290%, 05/19/08 (B)	5,640	5,640
Liquid Funding LLC
3.090%, 06/11/08 (B)	4,209	4,209
Merrill Lynch
3.190%, 07/07/08 (B)	11,786	11,803

	Par (000)	Value (000)

Morgan Stanley
3.260%, 01/15/09 (B)	$1,639	$1,684
3.230%, 02/02/09 (B)	1,684	1,684
		25,020

	Number of Shares
Money Market Funds — 0.8%
Merrill Lynch Premier Institutional Fund	1,346,966	1,347
Schwab Value Advantage Money Fund	2,104,634	2,105
		3,452

	Par (000)
Repurchase Agreements — 23.9%
Bear Stearns
3.200%, 06/05/08 (D)	$25,256	25,256
3.230%, 03/03/08	31,990	31,990
Greenwich Capital
3.280%, 03/03/08	21,046	21,046
Lehman Brothers
3.210%, 03/03/08	19,035	19,035
Merrill Lynch
3.230%, 03/03/08	4,209	4,209
		101,536

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $146,003)		146,003

Allegiant Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

Value (000)
TOTAL INVESTMENTS — 140.6%
(Cost $594,215)*	$596,132
Other Assets & Liabilities — (40.6)%	(172,075)
TOTAL NET ASSETS — 100.0%	$424,057

*	Aggregate cost for Federal income tax purposes is (000) $594,327.

Gross unrealized appreciation (000)	$8,773
Gross unrealized depreciation (000)	(6,968)

Net unrealized appreciation (000)	$1,805

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $144,052.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $10,036 and represents 2.4% of net assets as of February 29, 2008.
(B)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2008.
(C)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
(D)	Illiquid Security. Total market value of illiquid securities is (000) $26,965 and represents 6.4% of net assets as of February 29, 2008.
(E)	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at February 29, 2008. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(F)	Security fair valued using methods determined in good faith by the Board of Trustees.

Cl — Class

DN — Discount Note

FHA — Federal Housing Authority

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Liability Company

Foreign Currency Contracts:

Settlement Month	Type	Contracts to Receive (000)	In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation (000)

11/08	Buy	JPY 480,000	$4,566	$4,680	$114

JPY — Japanese Yen

See Notes to Schedules of Investments.

Allegiant Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 24.7%
Automotive — 13.1%
Carmax Auto Owner Trust, Series 2005-1, Cl A4
4.350%, 03/15/10	$1,488	$1,495
Chase Manhattan Auto Owner Trust,
Series 2006-A, Cl A4
5.360%, 01/15/13	1,000	1,029
Chase Manhattan Auto Owner Trust,
Series 2006-B, Cl A2
5.280%, 10/15/09	73	73
DaimlerChrysler Auto Trust,
Series 2005-B, Cl A3
4.040%, 09/08/09	331	331
DaimlerChrysler Auto Trust,
Series 2006-B, Cl A3
5.330%, 08/08/10	971	982
Ford Credit Auto Owner Trust,
Series 2006-C, ClA3
5.160%, 11/15/10	850	869
Honda Auto Receivables Owner Trust,
Series 2006-2, Cl A3
5.300%, 07/21/10	690	699
Nissan Auto Receivables Owner Trust,
Series 2005-B, Cl A3
3.990%, 07/15/09	310	310
USAA Auto Owner Trust,
Series 2007-1, Cl A2
5.400%, 04/15/10	1,185	1,196
Wachovia Auto Owner Trust,
Series 2005-A, Cl A3
4.060%, 09/21/09	404	404
WFS Financial Owner Trust,
Series 2005-3, Cl A4
4.390%, 05/17/13	644	650
World Omni Auto Receivables Trust,
Series 2006-A, Cl A4
5.030%, 10/17/11	680	698
		8,736

Credit Cards — 10.1%
American Express Credit Account Master Trust,
Series 2003-2, Cl A
3.231%, 10/15/10 (A)	1,500	1,500
Bank One Issuance Trust,
Series 2004-A1, Cl A1
3.450%, 10/17/11	1,450	1,453
Citibank Credit Card Issuance Trust,
Series 2003-A9, Cl A9
3.150%, 11/22/10 (A)	750	747
Citibank Credit Card Master Trust I,
Series 1999-2, Cl A
5.875%, 03/10/11	1,500	1,540
MBNA Credit Card Master Note Trust,
Series 2003-A11, Cl A11
3.650%, 03/15/11	1,500	1,503
		6,743

	Par (000)	Value (000)

Energy — 1.5%
Peco Energy Transition Trust,
Series 1999-A, Cl A7
6.130%, 03/01/09	$949	$957

Total Asset Backed Securities
(Cost $16,245)		16,436

U.S. TREASURY OBLIGATIONS — 19.4%
U.S. Treasury Notes — 19.4%
4.750%, 02/28/09#	705	726
4.750%, 02/15/10#	5,165	5,476
4.500%, 04/30/09#	1,300	1,344
3.500%, 12/15/09#	5,200	5,375

Total U.S. Treasury Obligations
(Cost $12,687)		12,921

U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.6%
Federal Home Loan Bank — 5.7%
5.250%, 08/14/08	2,735	2,766
2.625%, 07/15/08	1,000	1,000
		3,766

Federal National Mortgage Association — 10.9%
5.125%, 09/02/08	7,145	7,236

Total U.S. Government Agency Obligations
(Cost $10,910)		11,002

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.7%
Bank of America Mortgage Securities,
Series 2003-A, Cl 1A1
6.997%, 02/25/33 (A)	12	12
Chase Mortgage Finance,
Series 2004-S3, Cl 2A1
5.250%, 03/25/34	1,224	1,237
Fannie Mae, Series 2002-61, Cl PE
5.500%, 05/25/16	873	881
Fannie Mae, Series 2003-35, Cl MB
4.500%, 06/25/13	913	913
Fannie Mae, Series 2003-60, Cl PA
3.500%, 04/25/19	523	522
Fannie Mae, Series 2005-51, Cl PA
5.500%, 01/25/25	1,445	1,467
Fannie Mae, Series 2005-63, Cl PQ
4.500%, 10/25/24	1,117	1,123
Freddie Mac, Series 1602, Cl PH
6.000%, 04/15/23	145	146
Freddie Mac, Series 2006-3138, Cl QA
5.500%, 02/15/25	698	715
Freddie Mac, Series 2527, Cl BN
5.000%, 02/15/16	943	951
Freddie Mac, Series 2714 Cl CK
4.000%, 06/15/24	344	344
Freddie Mac, Series 3053, Cl OA
5.500%, 06/15/25	1,322	1,346
Ginnie Mae, Series 2002-76, Cl TA
4.500%, 12/16/29	134	136

Total Collateralized Mortgage Obligations
(Cost $9,680)		9,793

Allegiant Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — 13.8%
Cable — 0.6%
Comcast MO of Delaware
9.000%, 09/01/08	$415	$423

Financials — 7.4%
CIT Group
5.000%, 11/24/08#	175	174
Citigroup
4.250%, 07/29/09	900	911
HSBC Finance
8.000%, 07/15/10	340	369
John Deere Capital (MTN)
4.500%, 08/25/08	350	352
Lehman Brothers Holdings (MTN)
4.792%, 04/03/09 (A)	225	220
Merrill Lynch (MTN)
4.250%, 02/08/10	325	327
Republic New York
5.875%, 10/15/08	445	451
SLM (MTN)
3.625%, 03/17/08	865	864
Transamerica Finance
6.400%, 09/15/08	500	508
UBS Paine Webber Group
7.625%, 10/15/08	740	759
		4,935

Healthcare — 0.2%
WellPoint
4.250%, 12/15/09	165	167

Insurance — 2.3%
American General Finance (MTN)
4.625%, 05/15/09	425	425
AXA Financial
6.500%, 04/01/08	400	401
Genworth Financial
5.231%, 05/16/09	160	163
Reliastar Financial
6.500%, 11/15/08	500	509
		1,498

Real Estate Investment Trusts — 0.3%
Simon Property Group LP
3.750%, 01/30/09	220	218

Retail — 0.4%
Home Depot
3.750%, 09/15/09	235	234

Utilities — 2.6%
Alabama Power
5.375%, 10/01/08	580	586
Appalachian Power
3.600%, 05/15/08	175	175
Dominion Resources
5.125%, 12/15/09	233	240
Florida Power
3.468%, 11/14/08 (A)	160	160
Midamerican Funding LLC
6.339%, 03/01/09	310	317

	Par (000)	Value (000)

Xcel Energy
3.400%, 07/01/08	$245	$245
		1,723

Total Corporate Bonds
(Cost $9,127)		9,198

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 4.9%
Federal National Mortgage Association — 4.9%
5.500%, 12/01/11	1,372	1,412
5.115%, 01/01/36 (A)	1,820	1,861

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $3,198)		3,273

COMMERCIAL MORTGAGE-BACKED SECURITY — 2.2%
Credit Suisse First Boston Mortgage Securities, Series 2004-C1, Cl A2
3.516%, 01/15/37	1,488	1,473
(Cost $1,434)

	Number of Shares
AFFILIATED MONEY MARKET FUND — 3.2%
Allegiant Money Market Fund, Class I†	2,101,074	2,101
(Cost $2,101)
Total Investments Before Collateral for Loaned Securities — 99.5%
(Cost $65,382)		66,197

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 18.0%
Master Notes — 2.0%
Bear Stearns
3.330%, 06/02/08	$690	690
JPMorgan Securities
3.230%, 03/17/08	621	621
		1,311

Medium Term Notes — 3.1%
General Electric Capital
3.290%, 05/19/08 (A)	462	462
Liquid Funding LLC
3.090%, 06/11/08 (A)	345	345
Merrill Lynch
3.190%, 07/07/08 (A)	966	968
Morgan Stanley
3.260%, 01/15/09 (A)	138	138
3.230%, 02/02/09 (A)	138	138
		2,051

	Number of Shares
Money Market Funds — 0.4%
Merrill Lynch Premier Institutional Fund	110,423	110
Schwab Value Advantage Money Fund	172,535	173
		283

	Par (000)	Value (000)
Repurchase Agreements — 12.5%
Bear Stearns
3.200%, 06/05/08 (B)	$2,070	$2,070
3.230%, 03/03/08	2,623	2,623
Greenwich Capital
3.280%, 03/03/08	1,725	1,725
Lehman Brothers
3.210%, 03/03/08	1,560	1,561
Merrill Lynch
3.230%, 03/03/08	345	345
		8,324

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $11,969)		11,969

TOTAL INVESTMENTS — 117.5%
(Cost $77,351)*		78,166
Other Assets & Liabilities – (17.5)%		(11,645)
TOTAL NET ASSETS — 100.0%		$66,521

*	Aggregate cost for Federal income tax purposes is (000) $77,352.

Gross unrealized appreciation (000)	$828
Gross unrealized depreciation (000)	(14)

Net unrealized appreciation (000)	$814

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $11,752.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2008.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $2,070 and represents 3.1% of net assets as of February 29, 2008.

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

See Notes to Schedules of Investments.

Allegiant Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.4%
Arizona — 3.5%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	$1,000	$1,033
Tucson Street & Highway User Authority
(RB) Series A (MBIA)
7.000%, 07/01/11	1,500	1,678
		2,711

California — 0.3%
Foothill/Eastern Corridor Capital Appreciation
(RB) (ETM) (FSA)
4.894%, 01/01/29 (A)	850	267

Colorado — 0.0%
Colorado Water Resource Power Development
Authority (RB) Series A
6.300%, 09/01/14	35	35

Florida — 14.8%
Brevard County School Board (COP) Series C
(AMBAC)
5.000%, 07/01/17	1,295	1,341
Florida Board of Education (GO) (ETM)
9.125%, 06/01/14	135	173
Florida Board of Education Capital Outlay
(GO) Series D
5.750%, 06/01/22	1,000	1,034
Florida Department of Transportation (RB)
5.000%, 07/01/18	1,850	1,943
Gulf Breeze Capital Funding
(RB) Series A (MBIA) (VRDN)
4.850%, 12/01/17	1,000	1,000
Hillsborough County Capital Improvement, Mosi
& County Center Project (RB) (MBIA)
5.000%, 07/01/16	1,240	1,313
Orlando & Orange County Expressway Authority
(RB) Series A (AMBAC)
5.250%, 07/01/16	1,500	1,577
Seminole County School Board (COP) Series A
(AMBAC)
5.500%, 07/01/15	1,000	1,082
University of North Florida Financing
Corporation, Housing Project (RB) (FGIC)
5.000%, 11/01/18	2,070	2,092
		11,555

Georgia — 7.4%
Atlanta Water & Wastewater Authority
(RB) Series A (FGIC)
5.500%, 11/01/13	2,000	2,153
Fulton County Development Authority, Georgia
Tech Athletic Association (RB) (AMBAC)
5.500%, 10/01/17	1,750	1,812
Georgia Municipal Electric Authority
(RB) Series X (MBIA)
6.500%, 01/01/12	1,645	1,772
Georgia State (GO) Series B (ETM)
6.650%, 03/01/09	20	21
		5,758

	Par (000)	Value (000)

Hawaii — 1.3%
Honolulu City & County (GO) Series C (MBIA)
5.000%, 07/01/20	$1,000	$1,021

Illinois — 4.6%
Chicago (GO) Series A (MBIA)
5.500%, 01/01/14	160	169
Illinois Highway Toll Authority
(RB) Series A (FSA)
5.500%, 01/01/13	1,000	1,089
Lake County Community Consolidated School
District Number 50, Woodland (GO) (FSA)
5.000%, 01/01/19	1,280	1,324
University of Illinois (RB) (MBIA)
5.000%, 04/01/18	1,000	1,041
		3,623

Indiana — 15.9%
Ball State University, Housing and Dining System
(RB) (FSA)
5.000%, 07/01/21	2,190	2,225
East Chicago Elementary School Building
Corporation, First Mortgage (RB)
6.250%, 01/05/16	1,750	1,881
Fort Wayne South Side School Building
Corporation, First Mortgage (RB) (FSA)
4.750%, 07/15/11	500	504
Hammond Multi-School Building Corporation,
First Mortgage (RB) Series B (ETM)
6.000%, 01/15/18	1,000	1,126
Purdue University (COP)
5.250%, 07/01/21	3,240	3,350
Wawasee Community School Corporation
(RB) (FSA)
5.000%, 07/15/18	1,000	1,059
Westfield High School Building
Corporation (RB) (FSA)
5.000%, 07/15/18	2,135	2,248
		12,393

Massachusetts — 0.7%
Massachusetts State Health & Educational
Facilities Authority, Berklee College of Music
(RB) Series A
5.000%, 10/01/17	500	515

Michigan — 6.2%
Kent County Hospital Finance Authority,
Butterworth Hospital Project (RB) Series A
7.250%, 01/15/13	1,850	2,022
Michigan State Hospital Finance Authority,
Edward W. Sparrow Hospital Association (RB)
5.000%, 11/15/18	1,000	998
Western School District (GO) (MBIA)
5.900%, 05/01/10	1,680	1,784
		4,804
Mississippi — 3.0%
Mississippi Development Bank Special Obligation
(RB) Series A (AMBAC)
5.000%, 07/01/16	1,000	1,055

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Mississippi — continued
Mississippi Development Bank Special
Obligation, Biloxi Mississippi Project (RB)
Series A (AMBAC)
5.000%, 11/01/14	$1,190	$1,267
		2,322

Missouri — 1.4%
Missouri Environmental Improvement Authority,
Revolving Fund Program (RB) Series B
5.500%, 07/01/16	1,000	1,110

New Jersey — 1.4%
New Jersey State Transportation Trust Fund
Authority, Transportation System
(RB) Series B (FGIC)
5.250%, 12/15/14	1,000	1,077

New Mexico — 1.6%
New Mexico Finance Authority (RB) (MBIA)
5.000%, 06/15/19	1,210	1,240

New York — 3.2%
Buffalo Sewer Authority (RB) Series F (FGIC)
6.000%, 07/01/13	1,300	1,405
New York State Power Authority,
Prerefunded 01/01/10 @ 100 (RB)
7.000%, 01/01/18	1,000	1,071
		2,476

North Carolina — 2.9%
Iredell County, Iredell County School Project
(COP) (AMBAC)
5.000%, 06/01/14	1,140	1,217
Mooresville (COP)
5.000%, 09/01/17	1,000	1,038
		2,255

Ohio — 1.2%
Ohio Housing Finance Agency, Single-Family
Housing Mortgage, Prerefunded 01/15/13 @
81.88 (RB) (FGIC)
6.399%, 01/15/15 (A)	1,340	914

Oklahoma — 4.1%
Grand River Dam Authority (RB) (AMBAC)
6.250%, 06/01/11	2,500	2,719
Oklahoma Development Finance Authority, St.
John Health System (RB)
5.000%, 02/15/17	500	508
		3,227

Pennsylvania — 0.7%
Westmoreland County Capital Appreciation
(RB) Series A (MBIA)
5.041%, 08/15/23 (A)	1,345	569

South Carolina — 0.7%
Lexington County Health Services District,
Lexington Medical Center (RB)
5.000%, 11/01/16	500	514

	Par (000)	Value (000)

Tennessee — 1.3%
Knox County Health, Educational & Housing
Facilities Board, University Health System (RB)
5.000%, 04/01/17	$1,000	$984

Texas — 10.7%
Austin Water & Wastewater System (RB) (MBIA)
5.000%, 11/15/17	1,000	1,051
Austin Water & Wastewater System
(RB) Series A (AMBAC)
5.500%, 11/15/14	1,000	1,094
Comal Independent School District
(GO) (PSF-GTD)
5.500%, 02/01/19	215	222
Conroe Independent School District
(GO) (PSF-GTD)
5.500%, 02/15/15	195	198
Houston Water & Sewer System, Prerefunded
12/01/11 @ 100 (RB) Series A (FSA)
5.500%, 12/01/13	525	568
Houston Water & Sewer System
(RB) Series A (FSA)
5.500%, 12/01/13	800	860
North Texas Health Facilities Development
Corporation, United Regional Healthcare
System (RB) (FSA)
5.000%, 09/01/17	800	844
Robinson Independent School District
(GO) (PSF-GTD)
5.750%, 08/15/12	575	596
Texas State Water Financial Assistance (GO)
5.500%, 08/01/17	1,125	1,177
United Independent School District, Prerefunded
08/15/12 @ 100 (GO) (PSF-GTD)
5.375%, 08/15/16	1,585	1,716
		8,326

Utah — 1.3%
Intermountain Power Agency (RB) Series E (FSA)
6.250%, 07/01/09	1,000	1,046

Virginia — 1.4%

Virginia College Building Authority, Higher
Education Financing Program (RB) Series A
5.000%, 09/01/15	1,000	1,076

Washington — 6.7%
King County School District Number 406
South Central (GO) (FSA)
5.000%, 12/01/17	1,300	1,369
Seattle Municipal Light & Power (RB)
5.625%, 12/01/18	2,000	2,081
Washington State (GO) Series D (AMBAC)
5.000%, 01/01/15	1,700	1,819
		5,269

Wisconsin — 1.6%
Milwaukee (GO) Series B10 (AMBAC)
5.000%, 02/15/18	1,235	1,281

Allegiant Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Puerto Rico — 0.5%
Puerto Rico Electric Power Authority (RB)
Series TT
5.000%, 07/01/17	$400	$408

Total Municipal Bonds
(Cost $76,487)		76,776

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.9%
Allegiant Tax-Exempt Money Market Fund,
Class I†	736,984	737
(Cost $737)
TOTAL INVESTMENTS — 99.3%
(Cost $77,224)*		77,513
Other Assets & Liabilities — 0.7%		524
TOTAL NET ASSETS — 100.0%		$78,037

*	Aggregate cost for Federal income tax purposes is (000) $77,555.

Gross unrealized appreciation (000)	$1,020
Gross unrealized depreciation (000)	(1,062)

Net unrealized depreciation (000)	$(42)

†	See Note 3 in Notes to Schedules of Investments.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC — American Municipal Bond Assurance Corporation

COP — Certificate of Participation

ETM — Escrowed to Maturity

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

MBIA — Municipal Bond Insurance Association

PSF-GTD — Public School Fund - Guaranteed

RB — Revenue Bond

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on

               February 29, 2008, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Michigan Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS—97.6%
Michigan—96.9%
Allendale Public School District (GO) Series A
(FSA)
5.500%, 05/01/16	$1,000	$1,107
Anchor Bay School District
(GO) Series II (FGIC)
6.125%, 05/01/11	350	380
Ann Arbor Building Authority (GO) (MBIA)
5.000%, 03/01/15	1,215	1,294
Byron Center Public School (GO) (MBIA)
8.250%, 05/01/09	1,380	1,468
Detroit Downtown Development
(GO) Series A (AMBAC)
6.250%, 07/15/11	1,600	1,745
Detroit Sewer Disposal (RB) Series C (FGIC)
5.250%, 07/01/16	1,145	1,228
Detroit Water Supply System
(RB) (FGIC)
6.500%, 07/01/15	1,000	1,150
Detroit Water Supply System
(RB) Series A (MBIA)
6.000%, 07/01/13	1,000	1,104
East Lansing Public Schools
(GO) Series B (MBIA)
5.000%, 05/01/20	1,350	1,370
Forest Hills Public Schools (GO) (FSA)
5.000%, 05/01/17	1,000	1,066
Grand Rapids Building Authority (RB)
5.000%, 04/01/15	1,570	1,683
Grand Rapids Community College (GO) (FSA)
5.000%, 05/01/17	1,065	1,132
Grand Rapids Sanitation & Sewer Systems
(RB) Series A (FGIC)
5.375%, 01/01/16	1,535	1,661
Haslett Public School District (GO) (MBIA)
5.000%, 05/01/15	1,030	1,097
Ingham County Building Authority
(GO) (MBIA)
5.000%, 07/01/16	1,010	1,068
Jenison Public Schools (GO) (FGIC)
5.250%, 05/01/12	1,000	1,069
Kalamazoo Public Schools (GO) (FSA)
5.000%, 05/01/17	1,000	1,062
Kent County Hospital Finance Authority,
Butterworth Hospital Project (RB) Series A
7.250%, 01/15/13	2,355	2,574
Lake Orion Community School District
(GO) (MBIA)
5.000%, 05/01/20	1,000	1,017
Lansing Building Authority (GO) (AMBAC)
5.000%, 06/01/19	1,130	1,160
Michigan State Building Authority, Facilities
Program (RB) Series II (AMBAC)
5.000%, 10/15/15	1,000	1,061
Michigan State Environmental Protection
Program (GO)
6.250%, 11/01/12	1,250	1,336
Michigan State Hospital Finance Authority,
Harper-Grace Hospitals (RB) (ETM)
7.125%, 05/01/09	295	303
6.250%, 11/01/12	1,250	1,336
Michigan State Hospital Finance Authority,
Harper-Grace Hospitals (RB) (ETM)
7.125%, 05/01/09	295	303

	Par (000)	Value (000)

Michigan State Hospital Finance Authority,
Henry Ford Health System (RB) (ETM)
(AMBAC)
6.000%, 09/01/11	$500	$542
6.000%, 09/01/12	1,000	1,097
Michigan State Hospital Finance Authority
(RB) (ETM) Series P (MBIA)
5.375%, 08/15/14	285	301
Michigan State Strategic Fund Limited
Obligation, Detroit Edison Project
(RB) Series AA (FGIC)
6.950%, 05/01/11	2,000	2,194
Michigan State Trunk Line (RB) (FSA)
5.250%, 11/01/16	1,170	1,279
5.000%, 11/01/18	1,000	1,059
Michigan State Trunk Line (RB) Series A (MBIA)
5.250%, 11/01/15	2,000	2,169
Northwestern Michigan College (GO) (AMBAC)
5.000%, 04/01/18	1,035	1,072
Oakland County Economic Development
Authority, Cranbrook Community Project (RB)
5.000%, 11/01/17	1,350	1,370
Paw Paw Public School District (GO) (FGIC)
6.500%, 05/01/09	665	679
Plainwell Community Schools (GO) (FSA)
5.000%, 05/01/18	1,000	1,046
Rochester Community School District (GO) (FSA
Q-SBLF)
5.000%, 05/01/15	1,000	1,067
Thornapple Kellogg School District (GO)
(MBIA) (Q-SBLF)
5.000%, 05/01/18	1,045	1,088
Troy City School District (GO) (MBIA)
5.000%, 05/01/17	1,175	1,236
Utica Community Schools (GO) (Q-SBLF)
4.000%, 05/01/18	325	317
Utica Community Schools, School Building and
Site, Prerefunded 05/01/13 @ 100
(GO) (Q-SBLF)
5.500%, 05/01/17	500	547
Warren Woods Public Schools (GO) (FSA)
5.000%, 05/01/17	1,645	1,748
West Branch Rose City Area School District
(GO) (FSA)
5.000%, 05/01/19	1,030	1,062
		48,008
Puerto Rico—0.7%
Commonwealth of Puerto Rico
(GO) Series A (FSA)
5.500%, 07/01/17	300	325
Total Municipal Bonds
(Cost $47,047)		48,333

Allegiant Michigan Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.3%
JPMorgan Michigan Municipal Money Market Fund	645,005	$645
(Cost $645)
TOTAL INVESTMENTS — 98.9%
(Cost $47,692)*		48,978
Other Assets & Liabilities — 1.1%		554
TOTAL NET ASSETS — 100.0%		$49,532

*	Aggregate cost for Federal income tax purposes is (000) $47,834.

Gross unrealized appreciation (000)	$1,432
Gross unrealized depreciation (000)	(288)

{Net unrealized appreciation (000)}	$1,144

AMBAC — American Municipal Bond Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

MBIA — Municipal Bond Insurance Association

Q-SBLF — Qualified State Bond Loan Fund

RB — Revenue Bond

See Notes to Schedules of Investments.

Allegiant Ohio Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL BONDS — 98.3%
Ohio — 95.9%
Akron (GO) (ETM)
6.000%, 12/01/12	$1,000	$1,084
Akron Economic Development (RB) (MBIA)
6.000%, 12/01/12	935	1,015
5.750%, 12/01/09	1,680	1,718
Akron Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,590
Ashland City School District, Elementary Schools
Facilities Project (COP) (AMBAC)
5.100%, 12/01/09	245	254
5.000%, 12/01/08	200	203
Bellefontaine City School District, Prerefunded
12/01/09 @ 101 (GO) (MBIA)
5.750%, 12/01/18	505	537
Bowling Green State University, Prerefunded
06/01/10 @ 101 (RB) (FGIC)
5.750%, 06/01/12	1,000	1,072
Centerville Capital Facilities (GO) (MBIA)
5.650%, 12/01/18	45	45
Cincinnati (GO) Series A
5.000%, 12/01/15	1,210	1,304
5.000%, 12/01/16	1,260	1,353
Cincinnati City School District, Prerefunded
12/01/11 @ 100 (GO) (MBIA)
5.375%, 12/01/16	1,000	1,079
Clermont County Water Works, Sewer District
Project (RB) (AMBAC)
5.250%, 08/01/15	2,830	3,024
Cleveland Packaging Facilities (RB) (FSA)
5.250%, 09/15/20	1,220	1,290
5.250%, 09/15/22	1,790	1,870
Cleveland Public Power Systems, First Mortgage
(RB) Series 1 (MBIA)
6.000%, 11/15/10	445	479
Cleveland Waterworks (RB) Series H (MBIA)
5.625%, 01/01/13	35	35
Cleveland Waterworks (RB) Series N (MBIA)
5.000%, 01/01/18	1,990	2,068
Columbus (GO) Series C
5.000%, 07/15/14	1,270	1,370
Cuyahoga County (GO)
5.650%, 05/15/18	600	671
Delaware County Capital Facilities,
Prerefunded 12/01/10 @ 101 (GO)
6.000%, 12/01/12	545	593
6.000%, 12/01/13	575	626
Dublin City School District (GO) (MBIA)
5.000%, 12/01/18	1,000	1,041
Erie County Garbage & Refuse Landfill
Improvement (GO) (FSA)
5.500%, 12/01/20	1,305	1,390
Fairfield City School District Improvement
(GO) (FGIC)
5.500%, 12/01/15	1,000	1,049
Franklin County (GO)
5.000%, 12/01/15	1,875	2,028
5.000%, 12/01/16	950	1,017
Greater Cleveland Regional Transportation
Authority, Prerefunded 12/01/11 @ 100
(GO) Series A (MBIA)
5.000%, 12/01/19	495	528

	Par (000)	Value (000)

Greene County Sewer System (RB) (AMBAC)
5.000%, 12/01/16	$1,500	$1,592
Hamilton City School District (GO) (MBIA)
5.000%, 12/01/18	2,100	2,177
Hamilton City School District (GO) Series A
6.150%, 12/01/13	1,000	1,134
Hamilton County Sales Tax (RB) Series A
(AMBAC)
5.000%, 12/01/17	2,000	2,094
Hamilton County Sewer System (RB) Series B
(MBIA)
5.000%, 12/01/17	1,325	1,391
Hilliard (GO) (MBIA)
5.000%, 12/01/21	1,000	1,012
Lakota Local School District (GO) (FGIC)
5.500%, 12/01/15	1,245	1,367
Lebanon City School District, Prerefunded
12/01/11 @ 100 (GO) (FSA)
5.500%, 12/01/16	2,000	2,167
Licking County Joint Vocational School District
(GO) (MBIA)
5.375%, 12/01/17	1,670	1,766
Mad River Local School District (GO) (FGIC)
5.750%, 12/01/14	1,060	1,179
Mad River Local School District, Prerefunded
12/01/12 @ 100 (GO) (FGIC)
5.750%, 12/01/19	1,020	1,126
Massillon (GO) (AMBAC)
5.500%, 12/01/18	1,405	1,483
Miami University General Receipts (RB)
(AMBAC)
5.500%, 12/01/13	2,125	2,323
5.000%, 09/01/15	1,695	1,804
Middletown (GO) (FGIC)
5.750%, 12/01/12	650	682
5.750%, 12/01/13	640	670
Montgomery County (GO)
5.500%, 12/01/20	1,515	1,573
5.375%, 12/01/16	1,250	1,309
Montgomery County Solid Waste Authority
(RB) (MBIA)
5.350%, 11/01/10	900	902
5.125%, 11/01/08	500	501
Ohio Capital Corp. for Housing Mortgage (RB)
Series D (FHA)
5.350%, 02/01/09	280	288
Ohio Common School Capital Facility
(GO) Series B
5.500%, 09/15/13	2,640	2,902
Ohio Department of Administrative Services
Office Project (COP) (AMBAC)
5.000%, 12/15/12	1,210	1,236
Ohio Housing Finance Agency (RB) Series A
(FSA)
5.000%, 04/01/16	1,590	1,689
Ohio State Building Authority, Adult Correctional
Building Fund Projects (RB) Series B
5.250%, 04/01/15	2,105	2,289
Ohio State Cultural and Sports Capital Facilities
(RB) Series A (FSA)
5.000%, 04/01/17	1,615	1,715

Allegiant Ohio Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Ohio — continued
Ohio State Higher Education (GO) Series A
5.375%, 08/01/18	$1,000	$1,048
Ohio State Higher Educational Facilities
Commission, Case Western Reserve University
Project (RB)
6.250%, 10/01/17	4,310	4,935
Ohio State Higher Educational Facilities
Commission, Kenyon College Project
(RB) (VRDN)
5.050%, 07/01/37	1,500	1,571
Ohio State Higher Educational Facilities
Commission, Oberlin College Project (RB)
5.250%, 10/01/14	1,045	1,139
Ohio State Higher Educational Facilities
Commission, University of Dayton 2001
Project (RB) (AMBAC)
5.500%, 12/01/11	1,400	1,513
Ohio State Higher Educational Facilities
Commission, Wittenberg
University Project (RB)
5.500%, 12/01/18	1,870	1,907
Ohio State Water Development Authority,
Drinking Water Assistance Fund (RB) Series B
5.000%, 06/01/15	1,345	1,450
5.000%, 12/01/15	1,260	1,361
Ohio State Water Development Authority, Fresh
Water Project (RB) Series B (FSA)
5.500%, 12/01/20	1,835	1,984
Ohio State Water Development Authority, Pure
Water Project (RB) (ETM) Series I (AMBAC)
7.250%, 12/01/08	75	77
Ohio Turnpike Commission Authority
(RB) Series A (FGIC)
5.500%, 02/15/17	2,000	2,177
5.500%, 02/15/18	1,000	1,083
Ohio Turnpike Commission Authority
(RB) Series B (FSA)
5.500%, 02/15/13	1,000	1,093
Olentangy Local School District, Unrefunded
(GO) (FSA)
5.500%, 12/01/19	35	37
Ottawa County (GO) (MBIA)
5.400%, 09/01/11	500	516
Perrysburg Exempted Village School District
(GO) Series B (FSA)
5.750%, 12/01/12	1,225	1,356
Princeton City School District, Prerefunded
12/01/13 @ 100 (GO) (MBIA)
5.250%, 12/01/17	2,025	2,205
Richland County (GO) (AMBAC)
5.200%, 12/01/08	465	466
Sharonville (GO) (FGIC)
5.250%, 06/01/13	1,000	1,076
Southwest Licking Local School District
(GO) (FGIC)
5.750%, 12/01/15	550	613
5.750%, 12/01/16	400	446
Springboro Sewer System (RB) (MBIA)
5.700%, 06/01/18	1,260	1,269

	Par (000)	Value (000)

Strongsville City School District (GO) (MBIA)
5.200%, 12/01/09	$170	$177
Summit County, Prerefunded 12/01/10 @ 101
(GO) (FGIC)
6.250%, 12/01/11	1,235	1,353
Teays Valley Local School District, Prerefunded
12/01/10 @ 100 (GO) (FGIC)
5.000%, 12/01/19	1,070	1,099
Troy City School District (GO) (FSA)
5.000%, 12/01/18	1,065	1,111
University of Cincinnati General Receipts
(RB) Series D (AMBAC)
5.000%, 06/01/16	2,000	2,115
University of Cincinnati General Receipts
(RB) Series T
5.500%, 06/01/11	1,110	1,183
Upper Arlington City School District (GO) (FSA)
5.000%, 12/01/15	2,000	2,156
Valley View Village Street Improvement
(GO) (AMBAC)
5.550%, 12/01/20	450	469
Washington County Hospital Facility Authority,
Marietta Area Healthcare Project (RB) (FSA)
5.375%, 09/01/18	1,500	1,539
West Chester Township (GO) (AMBAC)
5.750%, 12/01/15	2,145	2,391
West Geauga Local School District
(GO) (AMBAC)
8.250%, 11/01/12	710	856
Wyoming City School District
(GO) Series B (FGIC)
5.750%, 12/01/13	135	149
5.750%, 12/01/14	690	768
5.750%, 12/01/15	740	825
5.750%, 12/01/16	800	892
5.750%, 12/01/17	400	444
		115,553
Puerto Rico—2.4%
Commonwealth of Puerto Rico Highway &
Transportation Authority (RB) Series Z (MBIA)
6.250%, 07/01/14	1,295	1,437
Puerto Rico Electric Power Authority (RB)
Series VV
5.500%, 07/01/20	800	826
Puerto Rico Electric Power Authority (RB)
Series TT
5.000%, 07/01/17	100	102
5.000%, 07/01/18	500	505
		2,870
Total Municipal Bonds
(Cost $117,125)		118,423

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND—0.7%
Allegiant Ohio Municipal Money Market Fund, Class I†	850,612	$851
(Cost $851)
TOTAL INVESTMENTS — 99.0%
(Cost $117,976)*		119,274
Other Assets & Liabilities — 1.0%		1,168
TOTAL NET ASSETS — 100.0%		$120,442

*	Aggregate cost for Federal income tax purposes is (000) $117,978.

Gross unrealized appreciation (000)	$2,207
Gross unrealized depreciation (000)	(911)

Net unrealized appreciation (000)	$1,296

† See Note 3 in Notes to Schedules of Investments.

AMBAC — American Municipal Bond Assurance Corporation

COP — Certificate of participation

ETM — Escrowed to Maturity

FGIC — Federal Guaranty Insurance Corporation

FHA — Federal Housing Authority

FSA — Federal Security Assurance

GO — General Obligation

MBIA — Municipal Bond Insurance Association

RB — Revenue Bond

VRDN —  Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2007, and the date shown is the final

    maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Pennsylvania Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.8%
Pennsylvania—87.0%
Allegheny County Higher Education Authority,
Duquesne University Project (RB) (AMBAC)
6.500%, 03/01/10	$380	$406
Allegheny County Higher Education Authority,
Duquesne University Project (RB) (ETM)
Series A (AMBAC)
5.000%, 04/01/19	500	525
Allegheny County Port Authority, Prerefunded
03/01/09 @ 101 (RB) (MBIA)
6.250%, 03/01/17	385	403
Allegheny County Sewer Sanitation Authority
(RB) (MBIA)
5.750%, 12/01/09	225	234
Blair County (GO) Series A (AMBAC)
5.375%, 08/01/13	270	290
Blair County Hospital Authority, Altoona
Hospital Project (RB) Series A (AMBAC)
5.250%, 07/01/09	300	305
Central Dauphin School District (GO) (FSA)
5.000%, 12/01/20	1,000	1,024
Erie County, Prerefunded 09/01/15 @ 100 (GO)
Series B (FGIC)
5.000%, 09/01/21	920	991
Garnet Valley School District (GO) (FGIC)
5.375%, 04/01/13	500	534
Gettysburg College Municipal Authority
(RB) (MBIA)
5.375%, 08/15/13	1,000	1,087
Hempfield Township Municipal Authority,
Westmoreland County (RB) (FSA)
5.000%, 09/01/16	1,550	1,658
Montgomery County (GO) Series B
5.250%, 10/15/17	1,165	1,268
Moon Area School District (GO) Series A (FGIC)
5.202%, 11/15/11 (A)	1,070	937
North Hills School District, Prerefunded
12/15/15 @ 100 (GO) (FSA)
5.000%, 12/15/19	1,055	1,140
North Huntingdon Township (RB) (AMBAC)
5.500%, 04/01/15	1,025	1,069
Northampton County (GO)
5.125%, 08/15/17	255	259
Northampton County General Purpose Authority
(RB)
5.250%, 10/01/15	1,000	1,094
Parkland School District (GO) (FGIC)
5.375%, 09/01/14	1,000	1,088
Pennsylvania Convention Center Authority
(RB) (ETM) Series A (FGIC)
6.000%, 09/01/19	3,000	3,434
Pennsylvania State (GO)
5.000%, 01/01/15	1,000	1,071
Pennsylvania State Higher Educational Facilities Authority, State System of Higher Education
(RB) Series AF (MBIA)
5.000%, 06/15/17	1,000	1,055
Pennsylvania State Turnpike Commission (RB)
Series A (FSA)
5.000%, 07/15/15	915	985

	Par (000)	Value (000)

Pennsylvania State Turnpike Commission (RB)
Series C (AMBAC) (VRDN)
4.500%, 12/01/22	$500	$500
Pennsylvania State Intergovernmental Cooperative
Authority, Special Tax, City of Philadelphia
Funding Program (RB) (FGIC)
5.250%, 06/15/17	500	504
Pennsylvania State University (RB)
5.250%, 08/15/13	1,000	1,089
5.000%, 03/01/13	1,000	1,071
Philadelphia Hospital Authority, Graduate
Hospital Project (RB) (ETM)
7.000%, 07/01/10	135	141
Philadelphia Water & Wastewater Authority (RB)
(MBIA)
6.250%, 08/01/11	200	219
Pittsburgh Area School District
(GO) Series A (FSA)
5.250%, 09/01/12	2,000	2,163
Pittsburgh Public Parking Authority
(RB) (ETM) (AMBAC)
6.000%, 12/01/09	945	1,000
Pittsburgh Water & Sewer Authority
(RB) Series A (FGIC)
5.000%, 09/01/18	570	571
Southeastern Transportation Authority
(RB) Series A (FGIC)
5.250%, 03/01/17	1,070	1,091
State Public School Building Authority, Delaware
County Community College Project,
Prerefunded 10/01/10 @ 100 (RB) (MBIA)
5.750%, 10/01/16	150	160
Tredyffrin-Easttown School District (GO)
5.000%, 02/15/15	500	537
Washington County Lease Authority, Special
Sub-Series (RB) (ETM)
7.875%, 12/15/18	1,000	1,299
West Whiteland Municipal Sewer Authority
(RB) (ETM)
6.400%, 09/15/13	240	260
York County (GO) (MBIA)
5.000%, 06/01/17	1,000	1,047
		32,509
Puerto Rico — 10.8%
Commonwealth of Puerto Rico Highway &
Transportation Authority (RB) Series BB (FSA)
5.250%, 07/01/22	400	415
Commonwealth of Puerto Rico Infrastructure
Financing Authority (STRB) Series C
(AMBAC)
5.500%, 07/01/17	2,000	2,116
Commonwealth of Puerto Rico
(GO) Series A (FSA)
5.500%, 07/01/17	1,200	1,298

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Puerto Rico—continued
Puerto Rico Electric Power Authority (RB)
Series VV
5.500%, 07/01/20	$200	$207
		4,036

Total Municipal Bonds
(Cost $35,711)		36,545

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.0%
Allegiant Pennsylvania Tax-Exempt Money Market Fund, Class I†	366,437	366
(Cost $366)
TOTAL INVESTMENTS—98.8%
(Cost $36,077)*		36,911
Other Assets & Liabilities — 1.2%		439
TOTAL NET ASSETS — 100.0%		$37,350

*	Aggregate cost for Federal income tax purposes is (000) $36,088.

Gross unrealized appreciation (000)	$1,066
Gross unrealized depreciation (000)	(243)

Net unrealized appreciation (000)	$823

† See Note 3 in Notes to Schedules of Investments.

(A) Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC — American Municipal Bond Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

MBIA — Municipal Bond Insurance Association

RB — Revenue Bond

STRB — Short Term Revenue Bond

VRDN —  Variable Rate Demand Note: the rate shown is the rate in effect on February 29, 2008, and the date shown is the final

       maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Government Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 55.6%
Federal Farm Credit Bank - 5.2%
Federal Farm Credit Bank
3.375%, 07/15/08	$3,500	$3,489
Federal Farm Credit Bank (FRN)
4.330%, 09/22/08	15,000	15,000
3.020%, 11/14/08	10,000	10,000
3.040%, 03/17/09	10,000	10,000
3.030%, 04/17/09	5,000	5,000
3.030%, 04/30/09	10,000	10,000
		53,489

Federal Home Loan Bank — 16.0%
Federal Home Loan Bank
4.000%, 03/10/08	5,590	5,588
5.125%, 04/24/08	5,000	4,999
4.500%, 09/08/08	4,500	4,538
5.125%, 09/12/08	8,100	8,197
Federal Home Loan Bank (DN)
4.050%, 04/04/08(A)	15,000	14,943
2.730%, 05/02/08(A)	9,939	9,892
2.720%, 05/21/08(A)	10,000	9,939
2.700%, 05/21/08(A)	15,000	14,909
Federal Home Loan Bank (FRN)
4.519%, 10/02/08	10,000	10,001
2.850%, 11/26/08	10,000	10,000
4.420%, 01/08/09	10,000	10,018
3.020%, 02/20/09	10,000	10,000
3.235%, 03/05/09	20,000	20,000
2.925%, 05/05/09	10,000	10,000
2.870%, 05/20/09	10,000	10,000
2.860%, 05/20/09	10,000	9,997
		163,021

Federal Home Loan Mortgage Corporation — 18.8%
Federal Home Loan Mortgage Corporation
2.750%, 03/15/08	14,921	14,911
4.875%, 09/12/08	5,275	5,331
Federal Home Loan Mortgage Corporation (DN)
5.095%, 03/03/08(A)	10,000	9,997
3.720%, 04/07/08(A)	9,000	8,966
5.060%, 04/18/08(A)	15,000	14,899
2.750%, 04/21/08(A)	15,000	14,942
4.040%, 04/25/08(A)	15,000	14,907
2.750%, 04/30/08(A)	13,408	13,346
2.710%, 05/12/08(A)	15,000	14,919
2.700%, 05/12/08(A)	11,500	11,438
2.675%, 05/19/08(A)	15,000	14,912
4.180%, 05/23/08(A)	13,042	12,916
2.710%, 05/27/08(A)	15,000	14,902
3.650%, 06/13/08(A)	15,000	14,842
Federal Home Loan Mortgage Corporation (FRN) (MTN)
4.688%, 12/26/08	10,000	10,014
		191,242

Federal National Mortgage Association — 15.6%
Federal National Mortgage Association
3.250%, 08/15/08	15,000	15,042
Federal National Mortgage Association (DN)
4.285%, 03/26/08(A)	15,000	14,956
3.920%, 04/09/08(A)	15,000	14,936
4.220%, 04/11/08(A)	10,000	9,952
4.200%, 04/18/08(A)	10,000	9,944

	Par (000)	Value (000)

2.903%, 04/23/08(A)	$15,000	$14,939
2.800%, 04/23/08(A)	15,000	14,938
2.740%, 05/14/08(A)	8,895	8,845
2.730%, 05/21/08(A)	10,000	9,939
2.670%, 05/30/08(A)	15,000	14,900
2.620%, 06/04/08(A)	15,000	14,896
2.590%, 06/11/08(A)	16,215	16,096
		159,383
Total U.S. Government Agency Obligations
(Cost $567,135)		567,135

	Number of Shares
MONEY MARKET FUND — 1.7%
AIM Government & Agency Portfolio	17,518,851	17,519
(Cost $17,519)

	Par (000)
REPURCHASE AGREEMENTS — 44.8%
Bank of America
3.150% (dated 02/29/08, due 03/03/08, repurchase price $72,018,900, collateralized by Federal National Mortgage Association Bond, 5.000%, due 07/01/34, total market value $73,440,000)	$72,000	72,000
Barclays
3.160% (dated 02/29/08, due 03/03/08, repurchase price $70,018,433, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 3.375% to 5.000%, due 02/08/10 to 03/15/16, total market value $71,400,512)	70,000	70,000
Deutsche Bank
3.160% (dated 02/29/08, due 03/03/08, repurchase price $75,019,750, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association Bonds, 4.004% to 7.000%, due 08/01/33 to 01/01/38, total market value $76,500,000)	75,000	75,000
Greenwich Capital
3.150% (dated 02/29/08, due 03/03/08, repurchase price $70,018,375, collateralized by Federal National Mortgage Association Bonds, 4.500% to 6.500%, due 11/01/21 to 03/01/38, total market value $71,402,338)	70,000	70,000

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — continued
Merrill Lynch
3.180% (dated 02/29/08, due 03/03/08, repurchase price $70,018,550, collateralized by Federal Home Loan Mortgage Corporation Bond, 5.500%, due 02/01/38, total market value $71,404,405)	$70,000	$70,000
UBS Securities
3.070% (dated 02/29/08, due 03/03/08, repurchase price $30,007,675, collateralized by Federal National Mortgage Association Bond, 5.000%, due 02/01/36, total market value $30,600,955)	30,000	30,000

3.160% (dated 02/29/08, due 03/03/08, repurchase price $40,010,533, collateralized by Federal Home Loan Mortgage Corporation Bond, 4.500%, due 10/01/35, total market value $40,802,436)	40,000	40,000

2.950% (dated 02/29/08, due 04/01/08, repurchase price $30,078,667, collateralized by Federal Home Loan Mortgage Corporation Bond, 4.500%, due 10/01/35, total market value $30,601,827) (B)	30,000	30,000

Total Repurchase Agreements
(Cost $457,000)		457,000

TOTAL INVESTMENTS — 102.1%
(Cost $1,041,654)*		1,041,654
Other Assets & Liabilities — (2.1)%		(21,489)
TOTAL NET ASSETS — 100.0%		$1,020,165

*	Also cost for Federal income tax purposes.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $30,000 and represents 2.9% of net assets as of February 29, 2008.
DN	— Discount Note
FRN	— Floating Rate Note: the rate shown is the rate in effect on
February 29, 2008 and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a
predetermined index.
MTN	— Medium Term Note

See Notes to Schedules of Investments.

Allegiant Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)

COMMERCIAL PAPER† — 42.5%
Banks — 19.4%
Abbey National North America
2.840%, 05/15/08	$30,000	$29,822
ABN AMRO
3.050%, 03/28/08	30,000	29,931
3.015%, 05/13/08	30,000	29,817
Bank of America
4.940%, 03/12/08	30,000	30,000
4.270%, 04/08/08	25,000	25,000
4.180%, 06/06/08	15,000	15,048
Danske
3.120%, 03/03/08	30,000	29,995
3.140%, 03/06/08	30,000	29,987
4.000%, 04/14/08	30,000	29,853
JPMorgan Chase
3.700%, 04/17/08	30,000	29,855
3.050%, 04/25/08	30,000	29,860
2.880%, 06/02/08	20,000	19,851
Lloyds TSB Bank PLC
2.910%, 05/08/08	30,000	29,835
2.890%, 05/16/08	30,000	29,817
2.940%, 05/23/08	30,000	29,797
Nordea North America DE
4.400%, 04/02/08	30,000	29,883
3.770%, 04/15/08	8,500	8,460
2.870%, 04/29/08	30,000	29,859
Royal Bank of Canada
3.700%, 05/12/08	30,000	29,778
Royal Bank of Scotland PLC
3.060%, 04/30/08	30,000	29,847
2.960%, 05/14/08	5,000	4,970
3.880%, 06/16/08	30,000	29,654
Societe Generale North America
4.760%, 04/04/08	30,000	29,865
3.630%, 06/23/08	30,000	29,655
Westpac Banking
5.025%, 03/05/08	30,000	29,983
5.050%, 03/10/08	30,000	29,962
2.990%, 05/07/08	30,000	29,833

		730,217

Finance-Automotive — 0.8%
American Honda Finance
4.280%, 03/07/08	30,000	29,979

Financial Conduits — 2.5%
Nestle Capital
3.840%, 04/10/08	30,000	29,872
3.840%, 05/09/08	30,000	29,779
PACCAR Financial
4.000%, 04/14/08	33,000	32,839

		92,490

Financial Services — 18.1%
AIG Funding
3.110%, 04/07/08	30,000	29,904
Allianz Finance
3.050%, 03/07/08	30,000	29,985
2.980%, 04/22/08	30,000	29,871
2.950%, 05/22/08	30,000	29,798
Deutsche Bank Financial LLC
3.100%, 03/03/08	10,000	9,998

	Par (000)	Value (000)

Dexia Delaware LLC
3.190%, 03/07/08	$30,222	$30,206
5.000%, 03/11/08	30,000	29,958
4.070%, 04/15/08	30,000	29,847
3.060%, 05/30/08	15,000	14,885
Fortis Funding LLC
3.020%, 05/13/08	34,850	34,637
3.010%, 05/14/08	30,000	29,814
General Electric Capital
4.300%, 04/11/08	30,000	29,853
2.920%, 05/06/08	30,000	29,839
Greenwich Capital Holdings
4.730%, 04/25/08	30,000	29,783
ING America Insurance Holdings
4.200%, 04/07/08	30,000	29,871
ING Funding LLC
3.810%, 04/14/08	30,000	29,860
2.950%, 05/15/08	30,000	29,816
Merrill Lynch
3.100%, 03/04/08	20,000	19,995
3.110%, 03/05/08	30,000	29,990
Rabobank USA Finance
4.970%, 03/04/08	20,000	19,992
3.020%, 03/27/08	30,000	29,935
2.840%, 05/27/08	30,000	29,794
UBS Finance
4.720%, 03/19/08	30,000	29,929
3.020%, 04/01/08	25,000	24,935
3.100%, 05/12/08	17,667	17,558

		680,053
Industrials — 0.8%
IBM International Group Capital LLC
4.200%, 03/13/08	30,000	29,958
Retail — 0.9%
Wal-Mart Funding
3.150%, 03/25/08	35,000	34,926
Total Commercial Paper
(Cost $1,597,623)		1,597,623

CORPORATE BONDS — 17.9%
Banks — 5.8%
ABN Amro Bank NV (FRN)
4.001%, 04/18/08(A)	25,000	25,004
ANZ (FRN)
4.447%, 04/14/08(A)	29,900	29,904
Bank of America
3.375%, 02/17/09	10,000	10,031
BNP Paribas (FRN)
3.120%, 08/25/08(A)	15,000	15,000
Fortis Bank SA (FRN)
3.864%, 07/18/08(A)	30,000	30,013
JPMorgan Chase (FRN) (MTN)
4.789%, 04/01/08	30,000	30,025
Svenska Handelsbanken (FRN)
4.468%, 02/06/09(A)	25,000	25,000
Wachovia Bank (FRN)
3.070%, 10/03/08	25,000	24,937
Wells Fargo (FRN)
3.201%, 03/13/09(A)	30,000	30,000

		219,914

	Par (000)	Value (000)
CORPORATE BONDS — continued
Finance-Automotive — 2.2%
American Honda Finance (FRN) (MTN)
4.525%, 04/10/08(A)	$8,000	$8,001
4.522%, 07/11/08(A)	20,000	19,992
Toyota Motor Credit (FRN) (MTN)
2.528%, 03/17/08	15,000	15,000
2.528%, 03/24/08	8,000	8,000
4.961%, 06/17/08	5,000	5,005
3.204%, 01/12/09	25,000	25,002

		81,000

Financial Services — 2.3%
Berkshire Hathaway Finance (FRN)
3.130%, 05/16/08	30,000	30,015
Citigroup (FRN)
3.162%, 05/02/08	30,000	30,004
General Electric Capital (FRN) (MTN)
4.318%, 04/15/08	28,000	28,010

		88,029

Industrials — 0.8%
International Business Machines (FRN)
3.104%, 09/02/08(A)	30,000	29,980

Insurance — 6.8%
AIG Matched Funding (FRN)
4.926%, 06/20/08(A)	30,000	30,021
Allstate Life Global Funding II (FRN) (MTN)
4.457%, 04/14/08(A)	30,000	30,004
Allstate Life Global Funding Trusts (FRN)
3.144%, 09/04/08	30,000	29,957
ASIF Global Financing XXI (FRN)
5.408%, 03/14/08(A)	15,000	15,007
Metropolitan Life Global Funding I (FRN)
3.235%, 04/28/08(A)	25,000	25,000
Monumental Global Funding III (FRN)
4.906%, 03/20/08(A)	35,000	35,017
Nationwide Life Global Funding I (FRN) (MTN)
4.964%, 09/23/08(A)	30,000	30,044
Pricoa Global Funding I (FRN) (MTN)
5.204%, 06/03/08(A)	30,000	30,022
Principal Life Income Funding Trusts (FRN) (MTN)
5.095%, 06/06/08	30,000	30,024

		255,096

Total Corporate Bonds
(Cost $674,019)		674,019

CERTIFICATES OF DEPOSIT — 17.1%
Domestic — 2.4%
Citigroup
3.020%, 05/20/08	30,000	30,000
3.060%, 05/27/08	30,000	30,000
Marshall & Ilsley Bank
4.350%, 04/10/08	30,000	30,002

		90,002

Yankee — 14.7%
Abbey National Treasury Services PLC NY (FRN)
4.679%, 10/02/08	30,000	30,022
ANZ NY
3.950%, 04/15/08	30,000	30,005

	Par (000)	Value (000)

Bank of Nova Scotia NY
3.760%, 04/22/08	$30,000	$30,000
3.000%, 05/01/08	30,000	29,999
Bank of Scotland PLC NY
4.640%, 04/04/08	30,000	30,002
3.920%, 06/16/08	30,000	30,000
Barclays Bank PLC NY
4.600%, 04/03/08	30,000	30,000
3.700%, 05/19/08	30,000	30,000
3.050%, 05/21/08	30,000	30,000
BNP Paribas NY
4.040%, 04/15/08	30,000	30,000
3.030%, 05/21/08	30,000	30,000
Calyon NY
4.380%, 04/10/08	30,000	30,018
4.000%, 04/14/08	25,000	25,006
HBOS Treasury Services PLC NY
5.100%, 03/14/08	30,000	30,000
Nordea Bank Finland PLC NY (FRN)
4.991%, 05/28/08	16,500	16,503
Royal Bank of Canada NY
3.000%, 05/27/08	30,000	30,000
Svenska Handelsbanken NY
4.400%, 04/09/08	30,000	30,000
3.020%, 05/29/08	30,000	30,001
UBS AG CT
4.040%, 06/16/08	30,000	30,004

		551,560

Total Certificates of Deposit
(Cost $641,562)		641,562

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%
Federal Home Loan Bank — 1.4%
Federal Home Loan Bank (DN)
2.901%, 03/24/08 (B)	20,000	19,963
Federal Home Loan Bank (FRN)
3.235%, 03/05/09	35,000	35,000

		54,963

Federal National Mortgage Association — 0.5%
Federal National Mortgage Association (DN)
3.640%, 04/16/08 (B)	18,000	17,916

Total U.S. Government Agency Obligations
(Cost $72,879)		72,879

FUNDING AGREEMENTS — 1.7%
Metlife Funding Agreement (FRN)
5.081%, 09/12/08 (C)	30,000	30,000
New York Life Funding Agreement (FRN)
4.779%, 06/05/08 (C)	33,000	33,000

Total Funding Agreements
(Cost $63,000)		63,000

MASTER NOTE — 0.8%
Banks — 0.8%
Bank of America (DO)
3.185%, 03/03/08	30,000	30,000
(Cost $30,000)

Allegiant Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 0.4%
Allegiant Advantage Institutional Money Market
Fund, Class I††	17,085,056	$17,085
(Cost $17,085)

	Par (000)
REPURCHASE AGREEMENTS — 19.0%
Bank of America
3.150% (dated 02/29/08, due 03/03/08, repurchase price $129,033,863, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 5.000% to 5.500%, due 03/01/35 to 04/01/37, total market value $131,580,000)	$129,000	129,000
Barclays
3.160% (dated 02/29/08, due 03/03/08, repurchase price $125,032,917, collateralized by Federal Home Loan Bank and Federal Home Loan Mortgage Corporation Bonds, 5.250% to 6.000%, due 06/12/09 to 09/19/16, total market value $127,501,738)	125,000	125,000
Deutsche Bank
3.160% (dated 02/29/08, due 03/03/08, repurchase price $120,031,600, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association Bonds, 3.873% to 7.000%, due 09/01/22 to 12/01/47, total market value $122,400,001)	120,000	120,000
Greenwich Capital
3.150% (dated 02/29/08, due 03/03/08, repurchase price $120,031,500, collateralized by Federal National Mortgage Association Bonds, 4.500% to 6.000%, due 05/01/22 to 03/01/38, total market value $122,402,810)	120,000	120,000
Merrill Lynch
3.180% (dated 02/29/08, due 03/03/08, repurchase price $100,026,500, collateralized by Federal Home Loan Mortgage Corporation Bonds, 5.000% to 5.500%, due 0/01/38 to 03/01/38, total market value $102,002,733)	100,000	100,000
UBS Securities
3.070% (dated 02/29/08, due 03/03/08, repurchase price $40,010,233, collateralized by Federal National Mortgage Association Bond, 5.000%, due 04/01/35, total market value $40,802,979)	40,000	40,000

3.160% (dated 02/29/08, due 03/03/08, repurchase price $40,010,533, collateralized by Federal Home Loan Mortgage Corporation Bonds, 5.000%, due 02/01/36, total market value $40,802,362)	40,000	40,000

	Par (000)	Value (000)
UBS Securities — continued
2.950% (dated 02/29/08, due 04/01/08, repurchase price $40,104,889, collateralized by Federal Home Loan Mortgage Corporation Bond, 5.000%, due 02/01/36, total market value $40,803,775) (C)	$40,000	$40,000
Total Repurchase Agreements
(Cost $714,000)		714,000
TOTAL INVESTMENTS — 101.3%
(Cost $3,810,168)*		3,810,168
Other Assets & Liabilities — (1.3)%		(48,364)
TOTAL NET ASSETS — 100.0%		$3,761,804

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 3 in Notes to Schedules of Investments.
(A)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $408,009 and represents 10.8% of net assets as of February 29, 2008.
(B)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
(C)	Illiquid Security. Total market value of illiquid securities is (000)
$103,000 and represents 2.7% of net assets as of February 29, 2008.
DN	— Discount Note
DO	— Demand ObligationDemand Obligation: the rate shown is the rate in effect on February 29, 2008, and the date shown is the next reset date. The rate floats daily.
FRN	— Floating Rate Note: the rate shown is the rate in effect on
February 29, 2008 and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a
MTN	— Medium Term Note
PLC	— Public Liability Company

See Notes to Schedules of Investments.

Allegiant Ohio Municipal Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 99.1%
Ohio — 99.1%
Allen County Healthcare Facilities, Mennonite
Memorial Home Project (RB)
(LOC - Wells Fargo Bank) (VRDN)
3.160%, 02/01/18	$2,040	$2,040
Butler County (BAN) (GO)
4.250%, 08/07/08	3,435	3,442
4.050%, 09/07/08	3,700	3,709
Butler County Healthcare Facilities, Lifesphere
Project (RB) (LOC - U.S. Bank) (VRDN)
3.350%, 05/01/27	3,110	3,110
Butler County Transportation Improvement,
Prerefunded 04/01/08 @ 102
(RB) Series A (FSA)
5.500%, 04/01/08	1,150	1,175
6.000%, 04/01/08	1,000	1,022
Cincinnati & Hamilton County Port Authority,
Fourth Street LP (RB) (LOC - Fifth Third
Bank) (VRDN)
3.120%, 05/01/15	1,600	1,600
Cincinnati & Hamilton County Port Authority,
Kenwood Office Project (RB) (LOC - Fifth
Third Bank) (VRDN)
3.670%, 09/01/25	1,600	1,600
Circleville (BAN) (GO)
4.170%, 07/17/08	2,460	2,463
Clark County (BAN) (GO)
4.000%, 03/26/08	1,780	1,780
4.000%, 05/08/08	1,000	1,001
Clark County School District (BAN) (GO)
2.500%, 02/11/09	575	577
Cleveland Heights (BAN) (GO)
4.000%, 08/07/08	3,000	3,003
Cleveland Waterworks (RB) Series M (FSA)
(VRDN)
3.100%, 01/01/33	25,740	25,740
Cleveland-Cuyahoga County Port Authority,
Cleveland Museum of Art Project (RB) Series
D (VRDN)
3.040%, 10/01/40	7,200	7,200
Columbus (RB) Series B (VRDN)
3.300%, 06/01/32	3,530	3,530
Columbus Sewer (GO) Series 2006-1 (VRDN)
3.300%, 12/01/26	19,720	19,720
Cuyahoga County Civic Facility, Oriana Services
Project (RB) (LOC - Bank One) (VRDN)
3.900%, 04/01/16	1,220	1,220
Cuyahoga County Economic Development
Authority, Cleveland Animal League Project
(RB) (LOC - Fifth Third Bank) (VRDN)
3.220%, 10/01/22	1,785	1,785
Cuyahoga County Economic Development
Authority, Gilmour Academy Project (RB)
(LOC - Fifth Third Bank) (VRDN)
3.220%, 02/01/22	2,000	2,000
Cuyahoga County Economic Development
Authority, Positive Education Program (RB)
(LOC - KeyBank) (VRDN)
3.090%, 08/01/20	2,385	2,385

	Par (000)	Value (000)

Cuyahoga County Port Authority, Euclid Garage
Office Project (RB)
(LOC - Fifth Third Bank) (VRDN)
3.200%, 01/01/34	$4,625	$4,625
Cuyahoga County Port Authority, Laurel School
Project (RB) (LOC - KeyBank) (VRDN)
3.090%, 06/01/24	4,160	4,160
Cuyahoga Falls (BAN) (GO)
3.750%, 12/11/08	3,500	3,511
Deerfield Township (BAN) (GO)
3.450%, 11/18/08	5,000	5,000
Evendale Tax Increment, Evendale Commons
Project (RN) (LOC - Fifth Third Bank)
3.800%, 05/15/08	2,100	2,100
Fairborn (BAN) (GO)
4.250%, 06/26/08	1,000	1,001
Franklin County Healthcare Facility,
Creekside at the Village Project (RB)
(LOC - KeyBank) (VRDN)
3.050%, 05/01/34	2,435	2,435
Franklin County Healthcare Facility, Friendship
Village of Dublin Project (RB) Series B
(LOC - LaSalle Bank) (VRDN)
2.980%, 11/01/34	7,120	7,120
Franklin County Hospital Authority, Holy Cross
Health Systems Project (RB)
(LOC 0 JPMorgan Chase) (VRDN)
3.000%, 06/01/16	20,595	20,595
Franklin County Industrial Development Revenue
Authority, Bricker & Eckler Project (RB)
(LOC - Bank One) (VRDN)
2.940%, 11/01/14	2,050	2,050
Franklin County, OhioHealth Corporation (RB)
(AMBAC) (VRDN)
3.300%, 05/01/41	2,850	2,850
Franklin County, Trinity Health Credit Group
Project (RB) Series F (FSA) (VRDN)
3.000%, 12/01/30	18,085	18,085
Fulton County, Fulton County
Health Center Project (RB)
(LOC - JPMorgan Chase) (VRDN)
3.200%, 11/01/35	1,300	1,300
Gates Mills (BAN) (GO)
4.125%, 05/22/08	1,700	1,701
Geauga County Healthcare Facilities, Montefiore
Housing Corporation Project (RB)
(LOC - Fifth Third Bank) (VRDN)
3.180%, 01/01/26	1,860	1,860
Geauga County, Franklin Circle Project (RB)
Series 2007A (LOC - Keybank) (VRDN)
4.000%, 09/01/14	8,200	8,200
Hamilton County Economic Development
Authority, Cincinnati Arts Association Project
(RB) (LOC - Fifth Third Bank) (VRDN)
3.220%, 11/01/23	940	940
Hamilton County Economic Development
Authority, Cincinnati-Hamilton Project (RB)
(LOC - Fifth Third Bank) (VRDN)
3.220%, 09/01/25	735	735

Allegiant Ohio Municipal Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Hamilton County Economic Development
Authority, Jordon Complex (RB) (LOC - Fifth
Third Bank) (VRDN)
3.220%, 12/01/24##	$3,955	$3,955
Hamilton County Economic Development
Authority, Taft Museum Project (RB)
(LOC - Fifth Third Bank) (VRDN)
3.220%, 05/01/27	3,000	3,000
Hamilton County Healthcare Facilities, Sisters of
Charity Senior Care (RB) (LOC - Fifth Third
Bank) (VRDN)
3.100%, 08/01/27	3,850	3,850
Hamilton County Hospital Facilities, Children’s
Hospital Medical Center (RB) (LOC - U.S.
Bank) (VRDN)
3.160%, 05/15/28	7,000	7,000
Hunting Valley, Village Hall Construction Project
(BAN)
4.125%, 07/01/08	4,250	4,255
Jefferson Local School District (BAN) (GO)
4.125%, 11/25/08	1,500	1,508
Kent (BAN) (GO)
4.000%, 10/16/08	1,000	1,002
Kent State University General Receipts (RB)
(MBIA) (VRDN)
8.950%, 05/01/31	15,000	15,000
Lake County (BAN) (GO)
4.250%, 05/15/08	900	901
4.250%, 07/18/08	1,000	1,002
Lakewood Educational Facilities, St. Edward’s
High School Project (RB) (LOC - Fifth Third
Bank) (VRDN)
3.140%, 08/01/30	1,050	1,050
Lancaster (BAN) (GO)
4.000%, 10/16/08	1,000	1,003
Lima Hospital Facilities Authority, Lima
Memorial Hospital Project (RB)
(LOC - Bank One) (VRDN)
3.090%, 12/01/10	625	625
3.400%, 06/01/33	1,000	1,000
Lima Hospital Facilities Authority, Lima
Memorial Hospital Project (RB)
(LOC - JPMorgan Chase Bank) (VRDN)
3.400%, 04/01/37	18,400	18,400
Little Miami Local School District (BAN) (GO)
4.250%, 06/05/08	6,250	6,258
Logan County (BAN) (GO) Series C
4.000%, 06/18/08	2,500	2,504
Lucas County Health Care Facilities, Sunset
Retirement Community Project (RB) Series B
(LOC - Fifth Third Bank) (VRDN)
3.380%, 08/15/30	785	785
Marion (BAN) (GO)
4.000%, 06/26/08	960	961
Marysville (BAN) (GO)
4.250%, 03/06/08	900	900
4.250%, 05/16/08	1,000	1,001
4.250%, 06/05/08	1,750	1,753
Mason (BAN) (GO)
4.500%, 07/02/08	2,175	2,180

	Par (000)	Value (000)

Montgomery County Healthcare Facilities,
Widows Home of Dayton Project (RB) (LOC -
Fifth Third Bank) (VRDN)
2.800%, 06/01/20	$1,890	$1,890
Montgomery County, Catholic Health Initiatives
Project (RB) Series B-1 (VRDN)
2.950%, 03/01/27	6,100	6,100
Montgomery County, Catholic Health Initiatives
Project (RB) Series B-2 (VRDN)
3.200%, 04/01/37	19,600	19,600
Mount Healthy City School District (BAN) (GO)
4.250%, 04/03/08	3,000	3,001
Ohio Higher Educational Facility Commission,
Case Western Reserve University (TECP)
1.000%, 08/14/08	3,000	3,000
Ohio State (GO) Series B (VRDN)
3.100%, 08/01/17	4,535	4,535
2.900%, 03/15/25	11,800	11,800
2.900%, 06/15/26	3,275	3,275
Ohio State (GO) Series C (VRDN)
3.000%, 06/15/26	2,395	2,395
Ohio State Air Quality Development Authority,
FirstEnergy Project (RB) (LOC - Wachovia
Bank) (VRDN)
3.000%, 12/01/33	6,780	6,780
Ohio State Air Quality Development Authority,
FirstEnergy Project (RB) Series A (LOC -
Barclays Bank PLC) (VRDN)
3.000%, 12/01/23	7,000	7,000
Ohio State Air Quality Development Authority,
Ohio Edison Project (RB) Series A
(LOC - Wachovia Bank) (VRDN)
3.100%, 02/01/14	2,350	2,350
Ohio State Air Quality Development Authority,
Ohio Edison Project (RB) Series C
(LOC - Wachovia Bank) (VRDN)
4.000%, 06/01/23	12,950	12,950
Ohio State Air Quality Development Authority,
Timken Project (RB) (LOC - Fifth Third Bank)
(VRDN)
3.100%, 11/01/25	200	200
Ohio State Air Quality Development Authority,
Timken Project (RB) (LOC - KeyBank)
(VRDN)
3.100%, 06/01/33	5,200	5,200
Ohio State Higher Educational Facilities
Commission (RB)
(LOC - Fifth Third Bank) (VRDN)
3.450%, 09/01/25	730	730
Ohio State Higher Educational Facilities
Commission, Ashland University Project (RB)
(LOC - KeyBank) (VRDN)
3.210%, 09/01/24	4,400	4,400
Ohio State Higher Educational Facilities
Commission, Case Western Reserve University
Project (RB) Series A (VRDN)
3.000%, 10/01/31	415	415
4.000%, 10/01/31	1,550	1,550

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Ohio State Higher Educational Facilities
Commission, Kenyon College Project (RB)
Series K (VRDN)
3.200%, 08/01/33	$6,600	$6,600
Ohio State Higher Educational Facilities
Commission, Oberlin College Project (RB)
(VRDN)
3.100%, 10/01/35	4,520	4,520
Ohio State Higher Educational Facilities
Commission, Pooled Financing Program (RB)
Series A (LOC - Fifth Third Bank) (VRDN)
3.450%, 09/01/24	2,035	2,035
3.180%, 09/01/26	7,805	7,805
3.400%, 09/01/27	400	400
Ohio State Higher Educational Facilities
Commission, Xavier University Project (RB)
(LOC - U.S. Bank) (VRDN)
2.950%, 05/01/15	6,100	6,100
Ohio State Higher Educational Facilities
Commission, Xavier University Project (RB)
Series B (LOC - U.S. Bank) (VRDN)
2.950%, 11/01/30	2,800	2,800
Ohio State Infrastructure (GO) Series A (VRDN)
3.100%, 02/01/23	2,800	2,800
Ohio State Pollution Control, Sohio Air Project
(RB) (VRDN)
3.450%, 05/01/22	4,700	4,700
Ohio State University (RB) Series B (VRDN)
2.900%, 06/01/35	4,500	4,500
Ohio State University (VRDO) Series 03-C
1.000%, 08/14/08	13,145	13,145
Ohio State University General Receipts (RB)
(FSA) (VRDN)
3.180%, 12/01/26	700	700
Ohio State Water Development Authority,
FirstEnergy Project (RB) (LOC - Wachovia
Bank) (VRDN)
2.970%, 12/01/33	550	550
Ohio State Water Development Authority,
FirstEnergy Project (RB) Series A (LOC -
Barclays Bank PLC) (VRDN)
3.650%, 05/15/19	10,260	10,260
Ohio State Water Development Authority,
FirstEnergy Project (RB) Series B
(LOC - Barclays Bank PLC) (VRDN)
2.970%, 01/01/34	18,200	18,200
Ohio State Water Development Authority,
Timken Company Project (RB)
(LOC - Northern Trust Company) (VRDN)
3.100%, 11/01/25	2,000	2,000
Ohio State, Common Schools (GO) Series 2004A
5.000%, 06/15/08	1,000	1,004
Ohio State, Major New State Infrastructure
Project (RB) Series 2001-1
5.000%, 06/15/08	500	503
Ohio University (BAN) (RB)
3.625%, 07/16/08	850	852
Olmsted Falls City School District (BAN) (GO)
3.500%, 01/15/09	1,110	1,116

	Par (000)	Value (000)

Penta County Career Center (TAN) (GO)
2.000%, 02/26/09	$5,500	$5,532
Perrysburg (BAN) (GO)
4.000%, 11/06/08	3,923	3,935
Port of Greater Cincinnati Development
Authority, Sycamore Township Kenwood
Central Public Parking Project (RB) Series A
(LOC - LaSalle Bank) (VRDN)
2.450%, 02/01/39	2,315	2,315
Sharonville (BAN) (GO)
4.250%, 07/25/08	2,560	2,565
Solon (BAN) (GO)
4.125%, 06/26/08	1,690	1,692
St. Mary’s City School District (BAN) (GO)
3.625%, 06/10/08	1,700	1,704
Summit County Port Authority (RB) (LOC -
Fifth Third Bank) (VRDN)
3.220%, 02/01/28	2,600	2,600
Toledo City Services (SAN) (LOC - State Street
Bank & Trust) (VRDN)
3.160%, 06/01/08	7,100	7,100
3.160%, 12/01/09	11,400	11,400
Toledo-Lucas County Port Authority (RB)
Series C (LOC - Sovereign Bank) (VRDN)
2.980%, 05/15/38##	6,800	6,800
Toledo-Lucas County Port Authority, St. Francis de Sales High School (RB) (LOC- Fifth Third Bank) (VRDN)
3.220%, 08/01/25	5,550	5,550
Union County (BAN) (GO)
3.500%, 12/10/08	1,250	1,255
University of Cincinnati (RB) Series B (MBIA)
(VRDN)
8.000%, 06/01/20	23,585	23,585
University of Cincinnati General Receipts
(RB) Series B (AMBAC) (VRDN)
8.000%, 06/01/31	13,210	13,210
Upper Arlington (BAN) (GO) Series A
3.500%, 10/01/08	3,972	3,986
Upper Valley Joint Vocational School District
(BAN) (GO)
4.000%, 11/25/08	950	954
Warren County Health Care Facilities, Otterbein
Homes Project (RB) (LOC - U.S Bank)
(VRDN)
3.350%, 07/01/31	4,960	4,960
Warren County Industrial Development
Authority, Cincinnati Electric
Illuminating Project (RB)
(LOC - Scotiabank) (VRDN)
3.400%, 09/01/15	4,690	4,690
Warren County Industrial Development
Authority, Liquid Container Project (RB)
(LOC - Bank of America) (VRDN)
3.070%, 03/01/15	1,670	1,670
Washington County Hospital, Marietta Area
Health Care Project (RB) (FSA) (VRDN)
3.200%, 12/01/33	2,660	2,660
West Clermont Local School District (BAN)
(GO)
4.000%, 08/05/08	2,000	2,007

Allegiant Ohio Municipal Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Wooster Industrial Development Authority,
Allen Group Project (RB)
(LOC - Wachovia Bank) (VRDN)
3.400%, 12/01/10	$5,200	$5,200
Total Municipal Securities
(Cost $561,394)		561,394

	Number of Shares
MONEY MARKET FUND — 0.3%
BlackRock Ohio Municipal Money Market Fund	1,937,492	1,937
(Cost $1,937)
TOTAL INVESTMENTS — 99.4%
(Cost $563,331)*		563,331
Other Assets & Liabilities — 0.6%		3,356
TOTAL NET ASSETS — 100.0%		$566,687

*	Also cost for Federal income tax purposes.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

FSA — Federal Security Assurance

GO — General Obligation

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

PLC — Public Liability Company

RB — Revenue Bond

RN — Revenue Note

SAN — Special Assessment Note

TAN — Tax Anticipation Note

TECP — Tax Exempt Commercial Paper

VRDN —	Variable Rate Demand Note: the rate shown is the rate in effect on February 29, 2008, and the date shown is the final maturity date, not the next reset or put date.
VRDO —	Variable Rate Demand Obligation: the rate shown is the rate in effect on February 29, 2008, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Pennsylvania Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 98.8%
Pennsylvania — 98.8%
Allegheny County Higher Education Building Authority, Carnegie Mellon University (RB) (VRDN)
3.500%, 12/01/33	$3,200	$3,200
Allegheny County Hospital Development Authority, Children’s Hospital of Pittsburgh (RB) Series A (LOC - Citizens Bank) (VRDN)
3.100%, 06/01/35	4,100	4,100
Allegheny County Hospital Development Authority, Health Care Dialysis Clinic (RB) (LOC - Bank of America) (VRDN)
3.000%, 12/01/19	1,430	1,430
Allegheny County Hospital Development Authority, Presbyterian University Health System (RB) Series A (MBIA) (VRDN)
4.750%, 03/01/20	600	600
Allegheny County Hospital Development Authority, Presbyterian University Health System (RB) Series B (MBIA) (VRDN)
4.750%, 03/01/20	1,510	1,510
Allegheny County Hospital Development Authority, Presbyterian University Health System (RB) Series C (MBIA) (VRDN)
4.750%, 03/01/20	600	600
Allegheny County Hospital Development Authority, Presbyterian University Health System (RB) Series D (MBIA) (VRDN)
4.750%, 03/01/20	1,200	1,200
Allegheny County Hospital Development Authority, Presbyterian University Hospital (RB) Series B2 (LOC - Bank One) (VRDN)
3.350%, 03/01/18	1,000	1,000
Allegheny County Hospital Development Authority, South Hills Health (RB) Series A (LOC - PNC Bank) (VRDN)
3.700%, 06/01/30	2,000	2,000
Allegheny County Industrial Development Authority, Animal Friends, Inc. Project (RB) (LOC - PNC Bank) (VRDN)
3.800%, 07/01/25	2,400	2,400
Allegheny County Industrial Development Authority, Carnegie Museums of Pittsburgh (RB) (LOC - Citizens Bank) (VRDN)
3.190%, 08/01/32	1,800	1,800
Allegheny County Industrial Development Authority, University of Pittsburgh Medical Center (RB) Series C (LOC - Comerica Bank) (VRDN)
3.180%, 03/01/15	2,335	2,335
Allentown Commercial and Industrial Development, Diocese of Allentown (RB) (LOC - Wachovia Bank) (VRDN)
3.500%, 12/01/29	1,595	1,595
Beaver County Industrial Development Authority, Atlantic Richfield Project (RB) (VRDN)
2.910%, 12/01/20	6,150	6,150

	Par (000)	Value (000)

Beaver County Industrial Development Authority, FirstEnergy Generation (RB) Series A (LOC - Barclays Bank PLC) (VRDN)
3.200%, 01/01/35	$3,400	$3,400
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Generation (RB) (LOC - Barclays Bank PLC) (VRDN)
3.650%, 04/01/41	1,445	1,445
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Generation (RB) Series B (LOC - Royal Bank of Scotland) (VRDN)
2.960%, 12/01/41	4,400	4,400
Berks County Industrial Development Authority, Kutztown Resource Management Project (RB) (LOC - Wachovia Bank) (VRDN)
3.450%, 12/01/30	3,850	3,850
Cumberland County Municipal Authority, Messiah Village Project (RB) (LOC - Citizens Bank) (VRDN)
3.380%, 07/01/27	2,005	2,005
Delaware County Industrial Development Authority, Academy of Notre Dame Project (RB) (LOC - Citizens Bank) (VRDN)
3.380%, 12/01/36	8,285	8,285
Delaware County Industrial Development Authority, BP Exploration and Oil (RB) (VRDN)
3.450%, 10/01/19	50	50
Delaware County Industrial Development Authority, Resource Recovery Facility (RB) Series G (VRDN)
2.850%, 12/01/31	10,405	10,405
Delaware Valley Regional Finance Authority (RB) Series A (LOC - Bayerische Landesbank) (VRDN)
2.850%, 12/01/17	2,000	2,000
Delaware Valley Regional Finance Authority (RB) Series B (LOC - Bayerische Landesbank) (VRDN)
2.850%, 12/01/20	3,000	3,000
Delaware Valley Regional Finance Authority (RB) Series C (LOC - Bayerische Landesbank) (VRDN)
2.850%, 12/01/20	2,300	2,300
Delaware Valley Regional Finance Authority (RB) Series D (LOC - Bayerische Landesbank) (VRDN)
2.850%, 12/01/20	10,000	10,000
Downingtown Area School District (GO) (FSA State Aid Withholding) (VRDN)
2.900%, 02/01/19	2,700	2,700
Emmaus General Authority (RB) (FSA) (VRDN)
3.350%, 12/01/28	95	95
Geisinger Authority, Geisinger Health Systems (RB) (VRDN)
3.450%, 11/15/32	2,550	2,550
Geisinger Authority, Geisinger Health Systems (RB) Series B (VRDN)
3.450%, 08/01/22	4,500	4,500

Allegiant Pennsylvania Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Geisinger Authority, Geisinger Health Systems (RB) Series C (VRDN)
3.450%, 08/01/28	$500	$500
Hanover School District (GO) (FSA) (VRDN)
3.180%, 06/01/25	1,850	1,850
Harrisburg Authority, Cumberland Valley School District Project (RB) Sub-Series B (FSA)
(VRDN)
3.210%, 03/01/34	6,600	6,600
Harrisburg Authority, Haverford School District (RB) Sub-Series A (FSA) (VRDN)
3.210%, 03/01/34	2,105	2,105
Harrisburg Authority, West Brandywine (RB) Sub-Series D (FSA) (VRDN)
3.210%, 03/01/34	1,640	1,640
Lebanon County Health Facilities Authority, ECC Retirement Village Project (RB) (LOC - Northern Trust Company) (VRDN)
3.210%, 10/15/25	3,570	3,570
Luzerne County (GO) Series A (FSA) (VRDN)
3.400%, 11/15/26	1,000	1,000
Luzerne County Convention Center Authority (RB) Series A (LOC - Wachovia Bank)
(VRDN)
3.380%, 09/01/28	4,180	4,180
Montgomery County Industrial Development Authority (VRDO) Series 94-A (LOC - BNP Paribas)
2.670%, 05/08/08	5,000	5,000
Montgomery County Industrial Development Authority, Girl Scouts of Southeastern Pennsylvania (RB)
(LOC - Wachovia Bank) (VRDN)
3.450%, 02/01/25	100	100
Montgomery County Industrial Development Authority, LaSalle College High School (RB) (LOC - PNC Bank) (VRDN)
3.180%, 11/01/37	1,000	1,000
Montgomery County Industrial Development Authority, Meadowood (RB) (LOC - Citizens Bank) (VRDN)
3.350%, 12/01/20	1,600	1,600
Pennsylvania State (GO) First Series
5.000%, 01/15/09	2,000	2,059
5.250%, 02/01/09	5,775	5,919
Pennsylvania State (GO) Second Series
5.000%, 10/15/08	1,500	1,523
Pennsylvania State Higher Educational Facilities Authority, Association of Independent Colleges & Universities Program (RB) Series J-2 (LOC - PNC Bank) (VRDN)
3.070%, 05/01/27	2,000	2,000
Pennsylvania State Higher Educational Facilities Authority, Carnegie Mellon University (RB) Series A (VRDN)
3.450%, 11/01/25	900	900

	Par (000)	Value (000)

Pennsylvania State Higher Educational Facilities Authority, Carnegie Mellon University (RB) Series C (VRDN)
3.450%, 11/01/29	$700	$700
Pennsylvania State Higher Educational Facilities Authority, Robert Morris College Project (RB) Series F2 (VRDN)
3.700%, 05/01/25	2,500	2,500
Pennsylvania State Higher Educational Facilities Authority, State System of Higher Education (RB) Series AC (MBIA)
5.000%, 06/15/08	1,400	1,406
Pennsylvania State Higher Educational Facilities Authority, Student Association Housing Project (RB) Series A (LOC - Citizens Bank) (VRDN)
3.160%, 07/01/38	1,500	1,500
Pennsylvania State Turnpike Commission (RB) Series A-1 (VRDN)
3.200%, 12/01/30	5,400	5,400
Pennsylvania State Turnpike Commission (RB) Series B (AMBAC) (VRDN)
3.500%, 12/01/22	8,605	8,605
Pennsylvania State Turnpike Commission (RB) Series C (AMBAC) (VRDN)
4.500%, 12/01/22	8,820	8,820
Pennsylvania State Turnpike Commission (RB) Series C (FSA) (VRDN)
3.050%, 07/15/41	355	355
Pennsylvania State Turnpike Commission (RB) Series D (FSA) (VRDN)
3.160%, 07/15/41	1,900	1,900
Pennsylvania State Turnpike Commission (RB) Series Q (VRDN)
3.500%, 06/01/27	2,750	2,750
3.500%, 06/01/28	3,500	3,500
Pennsylvania State University (RB) Series A (VRDN)
3.040%, 04/01/31	1,625	1,625
3.040%, 03/01/32	3,420	3,420
Philadelphia Authority for Industrial Development, 1100 Walnut Associates Project (RB) (LOC - PNC Bank) (VRDN)
2.560%, 12/01/14	400	400
Philadelphia Authority for Industrial Development, Chemical Heritage Foundation Project (RB) (LOC - Wachovia Bank) (VRDN)
3.380%, 07/01/27	770	770
Philadelphia Authority for Industrial Development, Chestnut Hill College (RB) Series A (LOC - Wachovia Bank) (VRDN)
3.380%, 10/01/29	2,000	2,000
Philadelphia Authority for Industrial Development, Girard Estate Aramark Project (RB) (LOC - JPMorgan Chase) (VRDN)
3.400%, 06/01/32	1,000	1,000
Philadelphia Authority for Industrial Development, Girard Estate Facilities Project (RB) (LOC - Morgan Guaranty Trust) (VRDN)
3.400%, 11/01/31	4,800	4,800

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Philadelphia Authority for Industrial Development, Newcourtland Elder Services Project (RB) (LOC - PNC Bank) (VRDN)
3.500%, 03/01/27	$1,000	$1,000
Philadelphia Authority for Industrial Development, Pennsylvania School for the Deaf (RB) (LOC - Citizens Bank) (VRDN)
3.210%, 11/01/32	2,200	2,200
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series B (VRDN)
3.450%, 07/01/25	9,050	9,050
Philadelphia Hospitals & Higher Education Facilities Authority, Philadelphia Schools (RB) Series A-3 (LOC - First Union National Bank) (VRDN)
3.400%, 03/01/19	525	525
Philadelphia School District (TRAN) (GO) Series A (LOC - Bank of America)
4.500%, 06/27/08	5,000	5,012
Quakertown General Authority, Community Medical Center Healthcare System (RB) Series A (LOC - PNC Bank) (VRDN)
2.900%, 07/01/26	4,700	4,700
State Public School Building Authority, Albert Gallatin Area School Project (RB) (FSA) (VRDN)
3.070%, 09/01/24	2,400	2,400
University of Pittsburgh, University Capital Project (RB) Series A (VRDN)
2.850%, 09/15/09	1,500	1,500
3.230%, 09/15/14	1,100	1,100
3.230%, 09/15/15	1,220	1,220
University of Pittsburgh, University Capital Project (RB) Series B (VRDN)
3.230%, 09/15/29	1,500	1,500
2.850%, 09/15/38	6,000	6,000
Upper Dauphin Industrial Development Authority, United Church of Christ Homes Project (RB) (LOC - Wachovia Bank) (VRDN)
3.400%, 12/01/26	2,910	2,910
Washington County Authority, Girard Estate Project (RB) (LOC - JPMorgan Chase) (VRDN)
3.400%, 06/01/27	1,215	1,215
Washington County Authority, University of Pennsylvania Project (RB) (VRDN)
3.300%, 07/01/34	4,400	4,400
Washington County Hospital Authority, Washington Hospital Project (RB) (LOC - PNC Bank) (VRDN)
3.800%, 07/01/08	3,000	3,000
Total Municipal Securities
(Cost $231,634)		231,634

	Number of Shares	Value (000)
MONEY MARKET FUND — 0.9%
BlackRock Pennsylvania Municipal Money Market Portfolio	2,080,133	$2,080
(Cost $2,080)
TOTAL INVESTMENTS — 99.7%
(Cost $233,714)*		233,714
Other Assets & Liabilities - 0.3%		601
TOTAL NET ASSETS — 100.0%		$234,315

*	Also cost for Federal income tax purposes.

AMBAC	— American Municipal Bond Assurance Corporation
FSA	— Federal Security Assurance
GO	— General Obligation
LOC	— Letter of Credit
MBIA	— Municipal Bond Insurance Association
PLC	— Public Liability Company
RB	— Revenue Bond
TRAN	— Tax and Revenue Anticipation Note
VRDN—	Variable Rate Demand Note: the rate shown is the rate in effect on February 29, 2008, and the date shown is the final maturity date, not the next reset or put date.
VRDO —	Variable Rate Demand Obligation: the rate shown is the rate in effect on February 29, 2008, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 98.3%
Alabama — 0.4%
Mobile County Industrial Development Authority, ExxonMobil Project (RB) (VRDN)
3.750%, 07/15/32	$3,915	$3,915

Alaska — 1.6%
Valdez Marine Terminal, BP Pipelines Project (RB) (VRDN)
3.500%, 07/01/37	4,500	4,500
Valdez Marine Terminal, BP Pipelines Project (RB) Series B (VRDN)
3.500%, 07/01/37	5,600	5,600
Valdez Marine Terminal, BP Pipelines Project (RB) Series C (VRDN)
3.500%, 07/01/37	2,600	2,600
Valdez Marine Terminal, Exxon Pipeline Project (RB) Series B (VRDN)
3.750%, 12/01/33	2,900	2,900

		15,600

Arizona — 1.2%
Arizona State University (RB) Series A (AMBAC) (VRDN)
3.140%, 07/01/34	9,900	9,900
Phoenix Industrial Development Authority, Pilgrim Rest Foundation Project (RB) Series 2005A (LOC - JPMorgan Chase Bank) (VRDN)
3.450%, 10/01/30	2,325	2,325

		12,225

Colorado — 4.6%
Colorado Educational & Cultural Facilities Authority, National Jewish Federation Bond Program (RB) Series A-6 (LOC - Bank of America) (VRDN)
3.500%, 02/01/25	3,800	3,800
Colorado Educational & Cultural Facilities Authority, National Jewish Federation Bond Program (RB) Series C-5 (LOC - U.S. Bank) (VRDN)
3.500%, 11/01/37	3,500	3,500
Denver City & County, Colorado Convention Center Expansion Project (RB) Series 2001B (FSA) (VRDN)
3.350%, 09/01/25	15,100	15,100
Southern Ute Indian Tribe of Southern Ute Indian Reservation (RB) (VRDN)
3.400%, 11/01/31	23,300	23,300

		45,700

Connecticut — 0.7%
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series T-1 (VRDN)
3.000%, 07/01/29	1,250	1,250
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series V-1 (VRDN)
3.050%, 07/01/36	1,000	1,000

	Par (000)	Value (000)

Connecticut State Health & Educational Facility Authority, Yale University (RB) Series X-2 (VRDN)
2.150%, 07/01/37	$5,100	$5,100

		7,350

Delaware — 0.5%
Delaware State Economic Development Authority, Winterthur Museum Project (RB) (LOC - Wachovia Bank) (VRDN)
3.450%, 09/01/12	5,200	5,200

District of Columbia — 3.5%
District of Columbia (GO) Series B (FSA) (VRDN)
3.250%, 06/01/30	2,300	2,300
District of Columbia (GO) Series D (MBIA) (VRDN)
9.000%, 06/01/31	14,120	14,120
District of Columbia, Field School Project (RB) Series B (LOC - Wachovia Bank) (VRDN)
3.400%, 07/01/31	3,570	3,570
District of Columbia, George Washington University (RB) Series B (MBIA) (VRDN)
7.000%, 09/15/29	9,625	9,625
District of Columbia, George Washington University (RB) Series C (MBIA) (VRDN)
9.000%, 09/15/29	5,000	5,000

		34,615

Florida — 1.2%
Hillsborough County (TECP) Series A (LOC - State Street Bank & Trust)
3.000%, 04/03/08	10,613	10,613
Orlando & Orange County Expressway Authority (RB) Series C-1 (FSA) (VRDN)
3.000%, 07/01/25	1,005	1,005

		11,618

Georgia — 1.0%
Atlanta (TECP)
2.900%, 09/10/08	6,000	6,000
Municipal Electric Authority, General Resolution Projects (RB) Sub-Series B (LOC - Bayerische Landesbank/Landesbank Hessen-Thueringen/ Westdeutsche Landesbank) (MBIA) (VRDN)
9.000%, 01/01/20	4,200	4,200

		10,200

Illinois — 5.5%
Bloomington (GO) (VRDN)
3.200%, 06/01/24	9,100	9,100
Illinois Finance Authority, Chicago Historical Society (RB) (LOC - JPMorgan Chase Bank) (VRDN)
3.400%, 01/01/36	1,500	1,500
Illinois Finance Authority, Elim Christian Services Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
3.500%, 12/01/37	15,000	15,000

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Illinois — continued
Illinois Finance Authority, Elmhurst College (RB) (LOC - Bank of America) (VRDN)
3.000%, 02/01/42	$5,500	$5,500
Illinois Finance Authority, Northwestern Memorial Hospital Project (RB) Series B-1 (VRDN)
3.450%, 08/15/38	4,200	4,200
Illinois International Port District (RB) (LOC - LaSalle Bank) (VRDN)
3.250%, 01/01/23	1,150	1,150
Illinois State Development Finance Authority, Jewish Federation Project (RB) (AMBAC) (VRDN)
8.000%, 09/01/24	1,080	1,080
Illinois State Educational Facilities Authority, Field Museum of Natural History (RB) (LOC - Bank One) (VRDN)
3.200%, 11/01/34	1,000	1,000
Illinois State Educational Facilities Authority, Lake Forest Open Lands Project (RB) (LOC - Northern Trust Company) (VRDN)
3.230%, 08/01/33	6,100	6,100
Illinois State Toll Highway Authority (RB) Series A-1 (FSA) (VRDN)
3.080%, 01/01/31	5,000	5,000
Lake County Community Consolidated School District Number 50, Prerefunded 12/01/08 @ 100 (GO) Series A (FGIC) (SLGS)
6.000%, 12/01/08	1,000	1,019
Naperville, Dupage Children’s Museum (RB) (LOC - American National Bank & Trust) (VRDN)
3.230%, 06/01/30	2,500	2,500
Normal County (GO) (VRDN)
3.200%, 06/01/23	1,750	1,750

		54,899

Indiana — 7.1%
Angola Educational Facilities, Tri-State University Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.220%, 07/01/26	8,350	8,350
Evansville Industrial Economic Development Authority, Ball Corporation Project (RB) (LOC - Bank One) (VRDN)
3.230%, 12/01/08	2,500	2,500
Indian Lake Local School District (BAN) (GO)
4.000%, 12/11/08	2,000	2,009
Indiana Bond Bank (RN) Series A (LOC - Bank of New York)
4.500%, 05/20/08	5,485	5,494
Indiana State Development Finance Authority, Children’s Museum of Indianapolis (RB) (VRDN)
3.200%, 07/01/33	1,250	1,250
Indiana State Development Finance Authority, Indiana Historical Society (RB) (LOC - Bank One Indiana) (VRDN)
3.200%, 08/01/31	1,000	1,000

	Par (000)	Value (000)

Indiana State Development Finance Authority, Indianapolis Museum (RB) (LOC - Bank One Indiana) (VRDN)
3.200%, 02/01/36	$600	$600
Indiana State Development Finance Authority, Indianapolis Museum of Art (RB) (LOC - Bank One) (VRDN)
3.200%, 02/01/37	1,000	1,000
Indiana State Development Finance Authority, Sycamore School Project (RB) (LOC - KeyBank) (VRDN)
3.260%, 08/01/24	3,825	3,825
Indiana State Educational Facilities Authority, Indiana Wesleyan University Project (RB) Series A (LOC - Bank One Indiana) (VRDN)
2.900%, 06/01/28	2,185	2,185
Indiana State Finance Authority Economic Development, Campagna Academy Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
3.450%, 06/01/42	8,600	8,600
Indiana State Finance Authority Economic Development, Goodwill Industries of Central Indiana (RB) (LOC - JPMorgan Chase Bank) (VRDN)
3.400%, 12/01/36	11,400	11,400
Indiana State Finance Authority Economic Development, YMCA of Portage Township Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.220%, 08/01/31	4,000	4,000
Indiana State Health Facilities Financing Authority, Southern Indiana Rehabilitation Hospital Project (RB) (LOC - Bank One Kentucky) (VRDN)
3.450%, 04/01/20	1,730	1,730
Lawrence Sewage Works (RN) Series A
3.100%, 12/27/08	1,630	1,630
Lawrence Waterworks (RN) Series A
3.100%, 12/27/08	4,845	4,845
Reid Hospital & Health Care Services, Reid Hospital Project (RB) Series A (FSA) (VRDN)
2.950%, 01/01/40	3,900	3,900
St. Joseph County Educational Facilities, Holy Cross College Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.160%, 09/01/25	5,800	5,800

		70,118

Iowa — 0.3%
Iowa Finance Authority, Iowa Health System (RB) Series B-3 (AMBAC) (VRDN)
9.000%, 02/15/35	3,100	3,100

Kansas — 1.2%
Burlington (VRDO) Series C-1
1.650%, 07/07/08	900	900
Burlington (VRDO) Series C-2
1.650%, 07/07/08	2,600	2,600
1.430%, 07/10/08	8,200	8,200

		11,700

Allegiant Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Kentucky — 0.4%
Kentucky Asset/Liability Commission (TRAN) Series A
4.500%, 06/26/08	$4,000	$4,010
Louisiana — 1.1%
Plaquemines Port Harbor & Terminal District Facilities, Chevron Pipe Line Project (RB) (VRDN)
3.850%, 09/01/08	6,000	6,000
St. James Parish Pollution Control Facilities, Occidental Petroleum Corporation Project (RB) Series 1996 (LOC - Bayerische Landesbank) (VRDN)
3.000%, 07/01/18	5,000	5,000

		11,000
Maryland — 2.1%
Maryland State Economic Development, Associated Catholic Charities (RB) (LOC - PNC Bank) (VRDN)
3.160%, 10/01/29	1,605	1,605
Maryland State Economic Development, Howard Hughes Medical Institute (RB) Series A (VRDN)
2.850%, 02/15/43	3,000	3,000
Maryland State Health and Higher Educational Facilities Authority, Bishop McNamara High School Project (RB) (LOC - PNC Bank) (VRDN)
3.170%, 07/01/32	4,000	4,000
Maryland State Health and Higher Educational Facilities Authority, Pooled Loan Program (RB) Series D (LOC - Bank of America) (VRDN)
3.000%, 01/01/29	6,560	6,560
Maryland State Health and Higher Educational Facilities Authority, Roman Catholic Archbishop of Baltimore (RB) (LOC - PNC Bank) (VRDN)
3.170%, 07/01/37	1,590	1,590
Maryland State Health and Higher Educational Facilities Authority, University of Maryland Medical System (RB) Series A (LOC - Wachovia Bank) (VRDN)
3.350%, 07/01/34	4,000	4,000

		20,755
Massachusetts — 6.2%
Massachusetts Development Finance Agency, Harvard University (RB) Series B-1 (VRDN)
3.000%, 07/15/36	6,125	6,125
Massachusetts Development Finance Agency, Harvard University (RB) Series B-2 (VRDN)
2.800%, 07/15/36	20,000	20,000
Massachusetts State Health & Educational Facilities Authority, Amherst College (RB) Series H
2.630%, 11/01/33	3,000	3,000

	Par (000)	Value (000)

Massachusetts State Health & Educational Facilities Authority, Harvard University (RB) Series BB (VRDN)
3.400%, 02/01/34	$1,000	$1,000
Massachusetts State Health & Educational Facilities Authority, Massachusetts Institute of Technology (RB) Series J-1 (VRDN)
2.300%, 07/01/31	8,700	8,700
Massachusetts State Health & Educational Facilities Authority, Wellesley College (RB) Series I (VRDN)
3.400%, 07/01/39	7,535	7,535
Massachusetts Water Resources Authority (RB) Series A (AMBAC) (VRDN)
5.000%, 04/01/28	3,065	3,065
Massachusetts Water Resources Authority (TECP) Series 99 (LOC - State Street Bank & Trust)
1.850%, 06/12/08	12,000	12,000

		61,425
Michigan — 3.5%
Byron Center Public School (RB) (GO) (MBIA)
8.250%, 05/01/08	1,380	1,390
Detroit (TAN) (GO) (LOC - Scotiabank)
4.500%, 03/01/08	2,200	2,200
Detroit Sewer Disposal (RB) Series B (FSA) (VRDN)
3.250%, 07/01/33	1,400	1,400
Michigan Higher Education Facilities Authority, Davenport University (RB) (LOC - Fifth Third Bank) (VRDN)
3.220%, 01/01/36	6,910	6,910
Michigan Public Educational Facilities Authority, Holly Academy Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.220%, 10/01/34	2,000	2,000
Michigan State (GO) Series A (LOC - DEPFA Bank PLC)
4.000%, 09/30/08	9,000	9,055
Michigan Strategic Fund, Goodwill Industries of Greater Grand Rapids Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.220%, 01/01/38	7,750	7,750
Michigan Strategic Fund, YMCA of Metropolitan Detroit Project (RB) (LOC - Bank One) (VRDN)
3.110%, 11/01/33	2,050	2,050
University of Michigan (RB) Series A (VRDN)
4.000%, 12/01/35	2,400	2,400

		35,155
Mississippi — 1.7%
Mississippi Business Finance Corporation, Chevron USA Project (RB) Series B (VRDN)
2.900%, 12/01/30	1,800	1,800

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Mississippi — continued
Mississippi Business Finance Corporation, Jackson State University Privatized Student Housing Project (RB) Series 2002A-1 (LOC - Wachovia Bank) (VRDN)
2.250%, 01/01/33	$14,825	$14,825

		16,625

Missouri — 1.8%
Missouri State Health & Educational Facilities Authority, SSM Healthcare Corporation Project (RB) Series C-4 (FSA) (VRDN)
2.950%, 06/01/33	10,815	10,815
Missouri State Health & Educational Facilities Authority, Washington University Project (RB) Series A (VRDN)
3.500%, 02/15/34	3,765	3,765
Missouri State Health & Educational Facilities Authority, Washington University Project (RB) Series B (VRDN)
3.500%, 03/01/40	1,700	1,700
Missouri State Health & Educational Facilities Authority, Washington University Project (RB) Series D (VRDN)
3.500%, 09/01/30	1,100	1,100

		17,380

Nebraska — 0.1%
American Public Energy Agency (RB) Series A (VRDN)
3.160%, 12/01/15	1,020	1,020

Nevada — 0.9%
Clark County School District (GO) Series A (FSA) (VRDN)
3.400%, 06/15/21	9,115	9,115

New Hampshire — 0.1%
New Hampshire Health & Education Facilities Authority, Dartmouth College (RB) (VRDN)
3.180%, 06/01/23	1,025	1,025

New Mexico — 1.6%
Hurley Pollution Control, Kennecott Santa Fe (RB) (VRDN)
3.500%, 12/01/15	9,600	9,600
New Mexico (TRAN)
4.500%, 06/30/08	6,000	6,015

		15,615

New York — 3.5%
Metropolitan Transportation Authority (RB) Series D-1 (FSA) (VRDN)
3.080%, 11/01/29	1,670	1,670
New York City (GO) Series B2, Sub-Series B5 (MBIA) (VRDN)
5.000%, 08/15/11	8,700	8,700
New York City (GO) Series E, Sub-Series E-3 (LOC - Bank of America) (VRDN)
3.320%, 08/01/34	10,245	10,245

	Par (000)	Value (000)
New York City (GO) Series F-5 (LOC - Bayerische Landesbank) (VRDN)
2.820%, 02/15/16	$10,000	$10,000
New York City (GO) Sub-Series H-1 (LOC - Dexia Credit Local) (VRDN)
3.550%, 01/01/36	4,045	4,045

		34,660

North Carolina — 4.2%
Guilford County Recreational Facilities Authority, YMCA Project (RB) (LOC - Branch Banking & Trust) (VRDN)
3.180%, 02/01/23	1,955	1,955
Mecklenburg County (GO) Series B (VRDN)
3.310%, 02/01/24	12,900	12,900
3.330%, 02/01/26	10,370	10,370
North Carolina Educational Facilities Finance Agency, Belmont Abbey College Project (RB) (LOC - Wachovia Bank) (VRDN)
3.350%, 06/01/18	800	800
North Carolina Medical Care Commission, Rutherford Hospital Project (RB) (LOC - Branch Banking & Trust) (VRDN)
3.180%, 09/01/21	1,400	1,400
North Carolina State (GO) Series C (VRDN)
2.970%, 06/01/19	10,395	10,395
University of North Carolina, Chapel Hill Hospital Project (RB) Series B (VRDN)
3.650%, 02/15/31	550	550
Wake County (GO) Series B (VRDN)
3.320%, 03/01/24	3,300	3,300

		41,670

Ohio — 12.2%
Cleveland Waterworks (RB) Series M (FSA) (VRDN)
3.100%, 01/01/33	2,400	2,400
Cuyahoga County Economic Development Authority, Magnificat High School Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.060%, 06/01/30	1,880	1,880
Cuyahoga County Port Authority, Euclid Garage Office Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.200%, 01/01/34	2,175	2,175
Geauga County, Franklin Circle Project (RB) Series 2007A (LOC - Keybank) (VRDN)
4.000%, 09/01/14	1,800	1,800
Hamilton City (BAN) (GO)
4.000%, 09/11/08	1,000	1,001
Hamilton County Economic Development Authority, Jordon Complex (RB) (LOC - Fifth Third Bank) (VRDN)
3.220%, 12/01/24	1,445	1,445
Hamilton County Economic Development Authority, Taft Museum Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.220%, 05/01/27	6,895	6,895

Allegiant Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Hamilton County Healthcare Facilities, Episcopal (RB) Series A (LOC - KeyBank) (VRDN)
3.160%, 06/01/35	$650	$650
Hilliard School District (BAN) (GO) Series A
4.000%, 06/12/08	3,500	3,503
Kent State University General Receipts (RB) (MBIA) (VRDN)
8.950%, 05/01/31	20,415	20,415
Logan County (BAN) (GO) Series A
3.750%, 06/18/08	2,250	2,256
Marysville (BAN) (GO)
3.500%, 01/23/09	1,805	1,814
Marysville (BAN) (RN) (LOC - Fifth Third Bank)
4.000%, 09/11/08	4,725	4,736
Mason City School District (BAN)
2.750%, 02/05/09	3,000	3,021
Mayfield Heights (BAN) (GO)
4.250%, 08/21/08	3,200	3,208
Mentor (BAN) (GO)
4.250%, 03/14/08	1,395	1,395
Miami County (BAN) (GO)
4.000%, 11/27/08	2,235	2,244
Montgomery County, Catholic Health Initiatives Project (RB) Series B-1 (VRDN)
2.950%, 03/01/27	6,000	6,000
Montgomery County, Catholic Health Initiatives Project (RB) Series B-2 (VRDN)
3.200%, 04/01/37	3,600	3,600
Mount Healthy City School District (BAN) (GO)
4.250%, 04/03/08	12,000	12,006
Ohio State (GO) Series B (VRDN)
2.900%, 03/15/25	900	900
Ohio State Air Quality Development Authority, FirstEnergy Project (RB) (LOC - Wachovia Bank) (VRDN)
3.000%, 12/01/33	60	60
Ohio State Air Quality Development Authority, Timken Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.100%, 11/01/25	675	675
Ohio State Higher Educational Facilities Commission (RB) (LOC - Fifth Third Bank) (VRDN)
3.450%, 09/01/25	2,125	2,125
Ohio State Higher Educational Facilities Commission, Pooled Financing Program (RB) Series A (LOC - Fifth Third Bank) (VRDN)
3.450%, 09/01/24	1,425	1,425
Ohio State University (VRDO) Series 03-C
1.000%, 08/14/08	5,500	5,500
Orrville (BAN) (GO)
4.000%, 09/17/08	2,180	2,183
Perrysburg (BAN) (GO)
4.000%, 08/07/08	1,500	1,501
Rocky River, Lutheran West High School Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.220%, 12/01/22	2,400	2,400
Trenton (BAN) (GO)
3.800%, 03/13/08	2,145	2,145
University of Cincinnati (BAN) (RB) Series A
3.250%, 01/14/09	5,750	5,775

	Par (000)	Value (000)

Warren County (BAN) (GO)
4.150%, 09/05/08	$1,610	$1,613
Warren County Healthcare Facilities Authority, Otterbein Homes Project (RB) Series B (LOC - Fifth Third Bank) (VRDN)
3.310%, 07/01/23	2,728	2,728
Washington County Hospital, Marietta Area Health Facilities (RB) (LOC - Fifth Third Bank) (VRDN)
3.220%, 12/01/26	1,480	1,480
West Clermont Local School District (BAN) (GO)
3.500%, 08/05/08	7,500	7,523

		120,477

Oregon — 1.0%
Yamhill County, George Fox University Project (RB) Series A (LOC - Bank of America) (VRDN)
3.000%, 10/01/35	9,955	9,955

Pennsylvania — 8.0%
Allegheny County Hospital Development Authority, Children’s Hospital of Pittsburgh (RB) Series A (LOC - Citizens Bank) (VRDN)
3.100%, 06/01/35	1,205	1,205
Allegheny County Hospital Development Authority, Presbyterian University Hospital (RB) Series B2 (LOC - Bank One) (VRDN)
3.350%, 03/01/18	300	300
Allegheny County Hospital Development Authority, Presbyterian University Hospital (RB) Series B3 (LOC - Bank One) (VRDN)
3.350%, 03/01/18	950	950
Allegheny County Hospital Development Authority, South Hills Health (RB) Series A (LOC - PNC Bank) (VRDN)
3.700%, 06/01/30	1,000	1,000
Allentown Commercial and Industrial Development, Diocese of Allentown (RB) (LOC - Wachovia Bank) (VRDN)
3.500%, 12/01/29	3,000	3,000
Delaware Valley Regional Finance Authority (RB) Series B (LOC — Bayerische Landesbank) (VRDN)
2.850%, 12/01/20	1,600	1,600
Erie Higher Education Building Authority, Mercyhurst College Project (RB) (LOC - PNC Bank) (VRDN)
3.070%, 11/01/23	4,800	4,800
Geisinger Authority, Geisinger Health Systems (RB) Series B (VRDN)
3.450%, 08/01/22	3,400	3,400
Geisinger Authority, Geisinger Health Systems (RB) Series C (VRDN)
3.450%, 08/01/28	3,000	3,000
Harrisburg Authority, West Brandywine (RB) Sub-Series D (FSA) (VRDN)
3.210%, 03/01/34	1,060	1,060

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Lackawanna County (GO) Series A (LOC - PNC Bank) (VRDN)
3.070%, 09/01/29	$1,000	$1,000
Manheim Township School District (GO) (FSA) (VRDN)
3.180%, 06/01/16	2,000	2,000
Montgomery County Higher Education Facilities Authority, William Penn Charter School Project (RB) (LOC - PNC Bank) (VRDN)
3.070%, 09/15/31	4,600	4,600
Montgomery County Industrial Development Authority, LaSalle College High School (RB) (LOC - PNC Bank) (VRDN)
3.180%, 11/01/37	4,000	4,000
New Garden General Authority, Municipal Pooled Financing Program (RB) Series II (FSA) (VRDN)
3.100%, 12/01/33	715	715
Pennsylvania Intergovernmental Cooperative Authority, City of Philadelphia Funding Program (STRB) Series 2003 (AMBAC) (VRDN)
9.000%, 06/15/22	4,200	4,200
Pennsylvania State (GO) First Series
5.250%, 02/01/09	8,465	8,718
Pennsylvania State Turnpike Commission (RB) Series B (AMBAC) (VRDN)
3.500%, 12/01/22	2,500	2,500
Pennsylvania State Turnpike Commission (RB) Series C (FSA) (VRDN)
3.050%, 07/15/41	1,100	1,100
Pennsylvania State Turnpike Commission (RB)
Series Q (VRDN)
3.500%, 06/01/28	590	590
Pennsylvania State University (RB) Series A (VRDN)
3.040%, 04/01/31	4,500	4,500
Philadelphia Authority for Industrial Development, 1100 Walnut Associates Project (RB) (LOC - PNC Bank) (VRDN)
2.560%, 12/01/14	2,100	2,100
Philadelphia Authority for Industrial Development, Chemical Heritage Foundation Project (RB) (LOC - Wachovia Bank) (VRDN)
3.380%, 07/01/27	240	240
Philadelphia Authority for Industrial Development, Chestnut Hill College (RB) Series A (LOC - Wachovia Bank) (VRDN)
3.380%, 10/01/29	2,165	2,165
Philadelphia Authority for Industrial Development, Newcourtland Elder Services Project (RB) (LOC - PNC Bank) (VRDN)
3.500%, 03/01/27	5,500	5,500
Philadelphia Authority for Industrial Development, Pennsylvania School for the Deaf (RB) (LOC - Citizens Bank) (VRDN)
3.210%, 11/01/32	1,900	1,900

	Par (000)	Value (000)

Philadelphia School District (TRAN) (GO) Series A (LOC - Bank of America)
4.500%, 06/27/08	$2,500	$2,506
Quakertown General Authority, Community Medical Center Healthcare System (RB) Series A (LOC - PNC Bank) (VRDN)
2.900%, 07/01/26	2,980	2,980
University of Pittsburgh, University Capital Project (RB) Series A (VRDN)
2.850%, 09/15/09	430	430
3.230%, 09/15/14	500	500
3.230%, 09/15/18	1,000	1,000
University of Pittsburgh, University Capital Project (RB) Series B (VRDN)
3.000%, 09/15/28	500	500
3.230%, 09/15/29	960	960
3.000%, 09/15/40	4,300	4,300

		79,319

South Carolina — 1.7%
Greenville Hospital System Board, GHS Partners in Health (RB) Series A (AMBAC) (VRDN)
3.350%, 05/01/35	6,660	6,660
Greenville Hospital System Board, GHS Partners in Health (RB) Series C (AMBAC) (VRDN)
3.350%, 05/01/35	4,400	4,400
South Carolina Public Service Authority (TECP)
2.700%, 05/22/08	5,500	5,500

		16,560

Tennessee — 2.6%
Blount County Health, Educational and Housing Facilities Authority, Presbyterian Homes Project (RB) (LOC - SunTrust Bank) (VRDN)
3.250%, 01/01/19	5,575	5,575
Clarksville Public Building Authority (RB) (LOC - Bank of America) (VRDN)
3.650%, 11/01/35	500	500
Hendersonville Industrial Development Board (TIB) Series A (LOC - Fifth Third Bank) (VRDN)
3.220%, 05/01/36	7,500	7,500
Metropolitan Government Nashville & Davidson County Industrial Development Board, Nashville Public Radio (RB) (LOC - Fifth Third Bank) (VRDN)
3.220%, 04/01/22	4,400	4,400
Montgomery County Public Building Authority Pooled Financing, Tennessee County Loan Pool (RB) (LOC - Bank of America) (VRDN)
3.000%, 03/01/25	7,700	7,700

		25,675

Texas — 8.5%
Denton Independent School District (GO) Series B (PSF-GTD) (VRDN)
3.750%, 08/15/21	7,500	7,500
Gulf Coast Industrial Development Authority, Amoco Oil Project (RB) (VRDN)
3.350%, 06/01/25	4,000	4,000

Allegiant Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Texas — continued
Houston Independent School District (GO) (PSF- GTD) (VRDN)
3.750%, 06/15/31	$4,500	$4,500
Red River Education Finance Corporation, Hockaday School Project (RB) Series 2005
3.230%, 03/01/30	7,700	7,700
Red River Education Finance Corporation, Texas Christian University Project (RB) (VRDN)
3.100%, 03/15/35	20,000	20,000
San Antonio Educational Facilities Corporation, Trinity University (RB) (VRDN)
3.500%, 06/01/33	3,600	3,600
Texas State (GO) (VRDN)
2.850%, 04/01/36	27,000	27,000
Texas State (TRAN) (GO)
4.500%, 08/28/08	10,000	10,038

		84,338

Utah — 1.3%
Intermountain Power Agency, Power Supply (RB) Series F (AMBAC) (VRDN)
3.510%, 07/01/15	7,250	7,250
3.400%, 07/01/18	6,000	6,000

		13,250

Virginia — 1.1%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series B (VRDN)
2.750%, 02/15/38	10,250	10,250
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series F (VRDN)
2.850%, 02/15/38	1,100	1,100

		11,350

Washington — 1.7%
Tulalip Tribes of the Tulalip Reservation (RB) (LOC - Wells Fargo Bank) (VRDN)
3.020%, 06/01/19	10,000	10,000
Washington State Healthcare Facilities Authority, National Health Care Research & Educational Project (RB) (LOC - BNP Paribas) (VRDN)
3.200%, 01/01/32	4,600	4,600
Washington State Higher Education Facilities Authority, Whitman College Project (RB) (VRDN)
3.400%, 10/01/29	2,550	2,550

		17,150

Wisconsin — 3.2%
Byron Industrial Development, Ocean Spray Project (RB) (LOC - Wachovia Bank) (VRDN)
3.400%, 12/01/20	4,400	4,400

Wisconsin Health & Educational Facilities Authority, Grace Lutheran Foundation Project (RB) (LOC - Firstar Bank) (VRDN)
3.000%, 07/01/14	2,035	2,035

	Par (000)	Value (000)
Wisconsin Health & Educational Facilities Authority, Wheaton Franciscan Services (RB) (LOC - JPMorgan Chase Bank) (VRDN)
2.980%, 08/15/36	$10,000	$10,000
Wisconsin Health & Educational Facilities Authority, Wisconsin Lutheran College Conference (RB) (LOC - U.S. Bank) (VRDN)
3.750%, 09/01/31	12,700	12,700
Wisconsin State (GO) Series B
4.000%, 05/01/08	2,275	2,278

		31,413

Wyoming — 1.0%
Carbon County, Wyoming Pollution Control, Amoco Project Series 1985 (RB) (VRDN)
3.400%, 11/01/14	3,800	3,800
Lincoln County, Wyoming Pollution Control, Exxon Project (RB) Series 1985 (VRDN)
3.090%, 08/01/15	4,600	4,600
Uinta County, Amoco Project (RB) (VRDN)
3.750%, 07/01/26	1,200	1,200

		9,600
Total Municipal Securities
(Cost $974,782)		974,782

	Number of Shares
MONEY MARKET FUND — 1.5%
BlackRock Liquidity Funds MuniFund	14,517,643	14,518
(Cost $14,518)
TOTAL INVESTMENTS — 99.8%
(Cost $989,300)*		989,300
Other Assets & Liabilities – 0.2%		2,125
TOTAL NET ASSETS — 100.0%		$991,425

* Also cost for Federal income tax purposes.

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

PLC — Public Liability Company

PSF-GTD — Public School Fund—Guaranteed

RB — Revenue Bond

RN — Revenue Note

SLGS — State and Local Government Series

STRB — Special Tax Revenue Bond

TAN — Tax Anticipation Note

TECP — Tax Exempt Commercial Paper

TIB — Tax Increment Bond

TRAN — Tax and Revenue Anticipation Note

VRDN —	Variable Rate Demand Note: the rate shown is the rate in effect on February 29, 2008, and the date shown is the final maturity date, not the next reset or put date.
VRDO —	Variable Rate Demand Obligation: the rate shown is the rate in effect on February 29, 2008, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 96.3%
U.S. Treasury Bills† — 87.8%
1.600%, 03/06/08	$20,000	$19,996
2.150%, 03/06/08	8,000	7,998
2.251%, 03/06/08	5,000	4,998
2.265%, 03/13/08	15,000	14,989
2.370%, 03/13/08	15,000	14,988
2.430%, 03/13/08	5,000	4,996
1.900%, 03/17/08	20,000	19,983
2.195%, 03/17/08	15,000	14,985
2.470%, 03/17/08	10,000	9,990
2.300%, 03/20/08	10,000	9,988
2.330%, 03/20/08	15,000	14,981
2.380%, 03/20/08	5,000	4,994
2.415%, 03/20/08	9,000	8,988
2.970%, 03/20/08	7,000	6,989
2.055%, 03/27/08	15,000	14,978
2.270%, 03/27/08	15,000	14,975
2.230%, 04/03/08	10,000	9,980
3.190%, 04/03/08	5,000	4,985
4.010%, 04/03/08	5,000	4,982
4.057%, 04/03/08	5,000	4,981
4.111%, 04/03/08	4,000	3,985
2.100%, 04/15/08	15,000	14,961
2.239%, 04/15/08	12,000	11,966
2.360%, 04/15/08	15,000	14,956
2.400%, 04/15/08	15,000	14,955
2.100%, 04/17/08	15,000	14,959
2.232%, 04/17/08	10,000	9,971
2.355%, 04/17/08	15,000	14,954
3.895%, 04/17/08	4,000	3,980
2.141%, 05/01/08	5,000	4,982
2.145%, 05/01/08	10,000	9,964
1.850%, 05/08/08	10,000	9,965
2.175%, 05/15/08	15,000	14,932
1.998%, 05/29/08	5,000	4,975
3.215%, 05/29/08	5,000	4,960
3.260%, 05/29/08	5,000	4,960
2.130%, 06/12/08	10,000	9,939
2.120%, 06/19/08	7,000	6,955
2.140%, 06/19/08	10,000	9,935
2.091%, 06/26/08	7,000	6,952
3.440%, 06/26/08	4,000	3,955

		410,905
U.S. Treasury Notes — 8.5%
4.625%, 03/31/08	32,000	32,056
4.875%, 04/30/08	8,000	8,015

		40,071
Total U.S. Treasury Obligations
(Cost $450,976)		450,976

	Par (000)	Value (000)
MONEY MARKET FUND — 5.8%
BlackRock Treasury Trust Fund	27,185,817	$27,186
(Cost $27,186)
TOTAL INVESTMENTS — 102.1%
(Cost $478,162)*		478,162
Other Assets & Liabilities – (2.1)%		(9,975)
TOTAL NET ASSETS — 100.0%		$468,187

*	Also cost for Federal income tax purposes.

†	The rate shown is the effective yield at purchase date.

See Notes to Schedules of Investments.

Allegiant Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 29, 2008 (Unaudited)

1. Investment Valuation

Investment securities of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Securities quoted on the NASDAQ® National Markets system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid and asked prices. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems to determine value.

Short-term obligations with maturities of 60 days or less when purchased, as well as all of the investments of the Money Market Funds, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved and regulary reviewed by the Board of Trustees. Short-term obligations with greater than 60 days to maturity when purchased, are valued at mark-to-market until the 60th day before maturity; then valued at amortized cost to maturity. No investments held at February 29, 2008 were valued at other than amortized cost.

Short term investments held as collateral for loaned securities are also valued at amortized cost, which approximates market value.

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate net asset value. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

Investments in underlying Allegiant Funds or in any other mutual funds are valued at their respective net asset values determined by those Funds each business day.

The Board of Trustees has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

2. Investment Transactions

Investment transactions are recorded on trade date.

3. Affiliated Funds

Pursuant to SEC rules, the Equity, Fixed Income and Tax Exempt Bond Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust and the Allegiant Advantage Fund, a separate investment company affiliated with the Trust.

During the fiscal period ended February 29, 2008, Union Bank of California, acting as domestic securities lending agent for the Funds, invested cash collateral for loaned securities in a medium-term note of an affiliate of theAdviser. The holding was sold on October 24, 2007.

The table below shows the transactions which occurred during the fiscal period ended February 29, 2008, and the final sale of the entire position on October 24, 2007:

	Affiliated Issuer	Balance of Affiliates as of 05/31/07 (000)	Purchases through 10/23/07 (000)	Sales at 10/24/07 (000)	Balance of Affiliates as of 02/29/08 (000)
Balanced Allocation Fund	National City Bank of Indiana	$—	$2,626	$(2,626)	$—
Large Cap Core Equity Fund	National City Bank of Indiana	—	535	(535)	—
Large Cap Growth Fund	National City Bank of Indiana	—	3,619	(3,619)	—
Large Cap Value Fund	National City Bank of Indiana	—	1,263	(1,263)	—
Mid Cap Value Fund	National City Bank of Indiana	—	3,949	(3,949)	—
Multi-Factor Mid Cap Growth Fund	National City Bank of Indiana	—	400	(400)	—
Multi-Factor Small Cap Core Fund	National City Bank of Indiana	—	1,594	(1,594)	—
Multi-Factor Small Cap Focused Value Fund	National City Bank of Indiana	—	66	(66)	—
Multi-Factor Small Cap Growth Fund	National City Bank of Indiana	—	167	(167)	—
Multi-Factor Small Cap Value Fund	National City Bank of Indiana	—	7,391	(7,391)	—
S&P 500® Index Fund	National City Bank of Indiana	—	834	(834)	—
Small Cap Core Fund	National City Bank of Indiana	—	6,060	(6,060)	—
Small Cap Growth Fund	National City Bank of Indiana	—	999	(999)	—
Bond Fund	National City Bank of Indiana	—	9,547	(9,547)	—
Government Mortgage Fund	National City Bank of Indiana	—	244	(244)	—
Intermediate Bond Fund	National City Bank of Indiana	—	12,555	(12,555)	—
Limited Maturity Bond Fund	National City Bank of Indiana	—	2,356	(2,356)	—
Total Return Advantage Fund	National City Bank of Indiana	—	14,521	(14,521)	—
Ultra Short Bond Fund	National City Bank of Indiana	—	1,317	(1,317)	—

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Allegiant Funds

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer &
Chief Legal Officer
(principal executive officer)

Date April 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer &
Chief Legal Officer
(principal executive officer)

Date April 25, 2008

By (Signature and Title)*	/s/ Patrick E. Glazar
Patrick E. Glazar, Treasurer
(principal financial officer)

Date April 28, 2008

*	Print the name and title of each signing officer under his or her signature.